Semiannual Report

September 30, 2000

W&R Funds

Asset Strategy Fund
High Income Fund
International Growth Fund
Large Cap Growth Fund
Limited-Term Bond Fund
Mid Cap Growth Fund

Money Market Fund
Municipal Bond Fund
Science and Technology Fund
Small Cap Growth Fund
Tax-Managed Equity Fund
Total Return Fund

WADDELL & REED LOGO

CONTENTS

1   President's Letter
3   Asset Strategy Fund
19  High Income Fund

36  International Growth Fund
50  Large Cap Growth Fund
63  Limited-Term Bond Fund
76  Mid Cap Growth Fund
88  Money Market Fund
98  Municipal Bond Fund
113 Science & Technology Fund

127 Small Cap Growth Fund
141 Tax-Managed Equity Fund
152 Total Return Fund
166 Notes to Financial Statements
189 Independent Auditor's Report
191 Directors & Officers

This report is submitted for the general information of the shareholders of
W&R Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the current W&R Funds,
Inc. prospectus and current Fund performance information.

PRESIDENT'S LETTER
September 30, 2000

Dear Shareholder

We are delighted to share with you this report on your Fund's operations for the six months ended September 30, 2000.

The last six months marked an unusual and frenetic time for the markets and the economy. Concerns during the second quarter of 2000 centered on a soaring economy, the potential for increased inflation and a drop in the valuation of technology stocks. During the third quarter, rising energy prices, a faltering euro, worries about violence in the Middle East and doubts about third quarter corporate earnings reports replaced those previous concerns.

Together, these issues served to depress stock prices as we entered the fourth quarter of 2000. Additionally, a pending presidential election has made the Federal Reserve hesitant to take any action, although it appears that a soft landing has been engineered for the once-flying economy.

For the last six months, the technology-heavy Nasdaq Composite Index was down 19.68 percent, while the Nasdaq Industrial Index was down 15.43 percent. The performance of the two major indices was also down over the period, as the Standard & Poor's 500 declined 3.81 percent and the Dow
Jones Industrial Average was down a more modest 1.82 percent. During the third quarter of 2000, the Dow rebounded a bit, increasing 2.36 percent.

By contrast, bonds have done fairly well during the last six months. It appears that a combination of decreasing concerns about inflation and the
Fed being less aggressive in raising interest rates has helped bond performance during the period.

Going forward, we believe it is essential for investors to maintain a long-term perspective and to stick with specific financial plans. Short-
term downturns often create excellent buying opportunities, as well as opportunities to further diversify a portfolio.

Overall, investors have been rewarded well in recent years. Those who continue a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts. Just as we urge you not to become unduly concerned if the market moves downward in the near term, we would urge that you not become too exuberant when it moves higher in similarly short time periods.

It is impossible to predict with certainty where markets will go next, but one thing that remains certain is that a well-thought-out investment plan is important. Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your
Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future.
Thank you for your ongoing commitment and support.

Respectfully,

/s/ Robert L. Hechler
Robert L. Hechler

President

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

Asset Strategy Fund

GOAL
To seek high total return over the long term.

Strategy
Invests in stocks, bonds and short-term instruments. Within each of these classes, the Fund may invest in both domestic and foreign securities.

Founded
1995

Scheduled Dividend Frequency
Quarterly (March, June, September and December)

Performance Summary -- Class C Shares

Per Share Data
For the Six Months Ended September 30, 2000

Net Asset Value on
 9-30-00                $15.24

 3-31-00                 15.21
                        ------

Change per share        $ 0.03
                        ------

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

Average Annual Total Return(A)
                                  CLASS A                  CLASS B

                             With        Without       With   Without
Period                    Sales Load(B) Sales Load(C)  CDSC(D)  CDSC(E)

1-year period
 ended 9-30-00                --           --          --          --

5-year period
 ended 9-30-00                --           --          --          --

10-year period
 ended 9-30-00                --           --          --          --

Cumulative return since
 inception of Class(F)    -5.56%        0.20%      -4.87%       0.13%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.

(E)Performance data does not reflect the effect of paying the applicable
CDSC upon redemption at the end of the period.

(F)7-10-00 for Class A shares and 7-3-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period                                      CLASS C(B)      CLASS Y(C)

1-year period ended 9-30-00                   33.78%          34.98%

5-year period ended 9-30-00                   11.69%            --

10-year period ended 9-30-00                    --              --

Since inception of Class(D)                   11.57%          13.54%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class
C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to
Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund
on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class
Y shares are not subject to these charges.

(D)4-20-95 for Class C shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

The recent growth rate and volatility in the stock market has helped produce short-term returns that may not be typical and may not continue in the future.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

Portfolio Highlights

On September 30, 2000, Asset Strategy Fund had net assets totaling
$57,393,381 invested in a diversified portfolio of:

61.13% Common Stocks

19.47% Cash and Cash Equivalents and Options

10.45% Corporate Debt Securities

6.22% United States Government Security

1.72% Bullion

1.01% Other Government Securities

As a shareholder of Asset Strategy Fund, for every $100
you had invested on September 30, 2000, your Fund owned:

Common Stocks                               $61.13

Cash and Cash Equivalents and Options       $19.47

Corporate Debt Securities                   $10.45

United States Government Security           $ 6.22

Bullion                                     $ 1.72

Other Government Securities                 $ 1.01

THE INVESTMENTS OF ASSET STRATEGY FUND
                                                     Troy
BULLION -- 1.72% ............................      Ounces         Value

Gold ........................................       3,615    $  989,133
(Cost: $1,048,095)

COMMON STOCKS ...............................      Shares

Business Services -- 1.94%
Catalina Marketing Corporation* .............       9,900       372,488
CheckFree Holdings Corporation* .............      11,500       481,922
Critical Path, Inc.* ........................       4,300       259,478
                                                              1,113,888

Chemicals and Allied Products -- 18.13%
American Home Products Corporation (A) ......      14,700       831,469
Biogen, Inc.* ...............................       7,900       482,147
Bristol-Myers Squibb Company ................      18,300     1,045,387
Forest Laboratories, Inc.* ..................      15,800     1,812,062
Johnson & Johnson ...........................       6,000       563,625
King Pharmaceuticals, Inc.* .................      18,800       628,625
Merck & Co., Inc. (A) .......................       7,600       565,725
NOVA Chemicals Corporation (B) ..............      27,200       515,302
Pfizer Inc. (A) .............................      22,200       997,613
Pharmacia Corporation .......................       8,300       499,556
Pharmacyclics, Inc.* ........................      12,300       616,153
QLT Inc.* ...................................       7,600       538,888
Schering-Plough Corporation (A) .............      15,700       730,050
Smith International, Inc.* ..................       7,100       579,094
                                                             10,405,696

Coal Mining -- 1.63%
CONSOL Energy Inc. ..........................      58,100       933,231
Depository Institutions -- 1.92%
Bank of America Corporation .................      12,600       659,925
Chase Manhattan Corporation (The) ...........       9,500       438,781
    .........................................                 1,098,706

Eating and Drinking Places -- 1.88%
Papa John's International, Inc.* ............      21,700       543,178
Wendy's International, Inc. .................      26,800       537,675
                                                              1,080,853

Electric, Gas and Sanitary Services -- 2.06%
El Paso Energy Corporation ..................      10,100       622,413
Kansas City Power & Light Company ...........      21,000       560,437
                                                              1,182,850

Electronic and Other Electric Equipment -- 0.35%
Samsung Electronics (B) .....................       1,100       199,256

Engineering and Management Services -- 0.58%
Charles River Laboratories Holdings, Inc.* ..       9,800       333,200

Food and Kindred Products -- 0.50%
Anheuser-Busch Companies, Inc. ..............       6,800       287,725

Food Stores -- 1.40%
Kroger Co. (The)* ...........................      35,700       805,481

General Merchandise Stores -- 0.86%
BJ's Wholesale Club, Inc.* ..................      14,400       491,400

Health Services -- 4.60%
HCA -- The Healthcare Company ...............      21,600       801,900
Health Management Associates, Inc., Class A*       60,200     1,252,913
Tenet Healthcare Corporation* ...............      16,100       585,637
                                                              2,640,450

Holding and Other Investment Offices -- 1.08%
ABB Ltd. (B) ................................       2,900       284,154
"Shell" Transport and Trading Company, p.l.c.
  (The), ADR ................................       6,800       332,775
                                                                616,929

Industrial Machinery and Equipment -- 2.38%
Caterpillar Inc. ............................      14,900       502,875
Cooper Cameron Corporation* .................       7,600       560,025
Sun Microsystems, Inc.* .....................       2,600       305,419
                                                              1,368,319

Instruments and Related Products -- 2.05%
Beckman Coulter, Inc. .......................       7,400       570,725
PE Corporation -- PE Biosystems Group (A) ...       5,200       605,800
                                                              1,176,525

Insurance Agents, Brokers and Service -- 1.06%
Hartford Financial Services Group Inc. (The)        8,300       605,381

Insurance Carriers -- 1.98%
American International Group, Inc. ..........       5,662       541,783
Lincoln National Corporation ................      12,400       596,750
                                                              1,138,533

Metal Mining -- 2.02%
Homestake Mining Company ....................     108,000    $  560,250
Newmont Mining Corporation ..................      35,100       596,700
                                                              1,156,950

Motion Pictures -- 0.50%
AT&T Corp. -- Liberty Media Group, Class A* .      16,000       288,000

Nondepository Institutions -- 2.35%
Fannie Mae ..................................       9,800       700,700
Freddie Mac .................................      12,000       648,750
                                                              1,349,450

Oil and Gas Extraction -- 4.48%
Burlington Resources Incorporated ...........      11,600       427,025
Global Industries, Ltd.* ....................      41,300       514,959
Schlumberger Limited ........................       6,000       493,875
Transocean Sedco Forex Inc. .................      10,987       644,113
USX Corporation -- Marathon Group ...........      17,400       493,725
                                                              2,573,697

Petroleum and Coal Products -- 1.75%
Exxon Mobil Corporation .....................       5,400       481,275
Texaco Inc. .................................      10,000       525,000
                                                              1,006,275

Stone, Clay and Glass Products -- 0.98%
Cabot Microelectronics Corporation* .........      11,700       561,234

Telephone and Radiotelephone Communication -- 2.07%
BellSouth Corporation .......................      13,600       547,400
Sprint Corporation -- PCS Group* ............      18,300       641,644
                                                              1,189,044

Transportation Equipment -- 1.95%
Boeing Company (The) ........................      11,000       693,000
Gentex Corporation* .........................      17,150       428,214
    .........................................                 1,121,214

Wholesale Trade -- Nondurable Goods -- 0.63%
Allscripts, Inc.* ...........................      25,400       359,569

TOTAL COMMON STOCKS -- 61.13% ...............               $35,083,856
(Cost: $30,044,752)

                                                Principal
                                                Amount in
CORPORATE DEBT SECURITIES ...................  Thousands
                                                                  Value

Depository Institutions -- 0.52%
Banco Latinoamericano de Exportaciones, S.A.,
  6.5%, 4-2-01 (C)...........................        $300    $  298,050

Electric, Gas and Sanitary Services -- 2.10%
El Paso Natural Gas Company,
  7.75%, 1-15-02.............................         300       302,061
Public Service Electric and Gas Company,
  7.19%, 9-6-02..............................         300       301,875
Transportadora de Gas del Sur S.A.,
  10.375%, 4-15-03 (C).......................         300       305,250
WMX Technologies, Inc.,
  7.7%, 10-1-02..............................         300       297,039
                                                              1,206,225

Fabricated Metal Products -- 0.50%
Crown Cork & Seal Company, Inc.,
  7.125%, 9-1-02.............................         300       285,261

Food and Kindred Products -- 0.51%
Diageo Capital plc,
  6.0%, 3-27-03..............................         300       294,441

Food Stores -- 0.52%
Safeway Inc.,
  7.0%, 9-15-02..............................         300       299,397

Furniture and Home Furnishings Stores -- 0.54%
Grupo Elektra, S.A. de C.V.,
  12.75%, 5-15-01............................         300       310,500

General Merchandise Stores -- 0.53%
Wal-Mart Stores, Inc.,
  6.875%, 8-1-02.............................         300       301,002

Industrial Machinery and Equipment -- 0.51%
Tyco International Group S.A.,
  6.25%, 6-15-03.............................         300       292,230

Oil and Gas Extraction -- 0.54%
Apache Corporation,
  9.25%, 6-1-02..............................         300       309,822

Paper and Allied Products -- 0.53%
Federal Paper Board Company, Inc.,
  8.125%, 7-1-02.............................         300       303,447

Petroleum and Coal Products -- 0.53%
USX Corporation,
  9.8%, 7-1-01...............................      $  300       305,457

Primary Metal Industries -- 0.52%
CSN Islands Corp.,
  9.625%, 8-2-02 (C).........................         300       300,750

Telephone and Radiotelephone Communication -- 0.52%
Dominion Resources, Inc.,
  7.4%, 9-16-02..............................         300       300,012

Railroad Transportation -- 1.04%
Norfolk Southern Corporation,
  6.95%, 5-1-02..............................         300       298,809
Union Pacific Corporation,
  5.78%, 10-15-01............................         300       294,969
                                                                593,778

Transportation Equipment -- 1.04%
Lockheed Martin Corporation,
  6.85%, 5-15-01.............................         300       299,127
TRW Inc.,
  6.45%, 6-15-01.............................         300       297,765
                                                                596,892

TOTAL CORPORATE DEBT SECURITIES -- 10.45% ...               $ 5,997,264
(Cost: $5,991,988)

OTHER GOVERNMENT SECURITIES -- 1.01%

Argentina
Republic of Argentina (The):
  9.25%, 2-23-01.............................         300       299,550
  0.0%, 10-15-01.............................         300       276,750
(Cost: $573,377) ............................               $   576,300

UNITED STATES GOVERNMENT SECURITY -- 6.22%
United States Treasury,
  5.625%, 12-31-02...........................       3,600   $ 3,571,884
(Cost: $3,582,704)

                                                Principal
                                                Amount in
SHORT-TERM SECURITIES .......................   Thousands         Value

Industrial Machinery and Equipment -- 4.86%
Hewlett-Packard Company,
  6.5%, 10-24-00.............................      $2,800   $ 2,788,372

Instruments and Related Products -- 3.48%
Snap-On Inc.,
  6.49%, 10-11-00............................       2,000     1,996,394

Nondepository Institutions -- 4.30%
PACCAR Financial Corp.,
  6.49%, Master Note.........................       2,471     2,471,000

Wholesale Trade -- Nondurable Goods -- 4.85%
Unilever Capital Corporation,
  6.5%, 11-3-00..............................       2,800     2,783,317

TOTAL SHORT-TERM SECURITIES -- 17.49% .......               $10,039,083
(Cost: $10,039,083)

TOTAL INVESTMENTs -- 98.02% .................               $56,257,520
(Cost: $51,279,999)

CASH AND OTHER ASSETS, NET OF LIABILITIES -- 1.98%            1,135,861

NET ASSETS -- 100.00% .......................               $57,393,381

Notes to Schedule of Investments

* No income dividends were paid during the preceding 12 months.

(A) As of September 30, 2000, the following written call options were outstanding (see Note 6 to financial statements):

                     Contracts
                       Subject   Expiration Month/    Premium     Market
Underlying Security     to Call      Exercise Price   Received      Price

American Home Products
  Corporation               147          October/60    $13,487  $  17,456
Merck & Co., Inc.            76          October/75      5,548     15,200
PE Corporation - PE
  Biosystems Group           52         October/110     23,945     55,250
Pfizer Inc.                 222          October/45      9,268     27,750
Schering-Plough

  Corporation               157          October/45     15,228     43,175
                                                       $67,476   $158,831

(B) Listed on an exchange outside the United States.

(C) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000, the value of these securities amounted to $904,050 or 1.58% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

ASSET STRATEGY FUND

September 30, 2000
(In Thousands, Except for Per Share Amounts)

Assets
Investments -- at value (Notes 1 and 3):
  Bullion (cost -- $1,048).......................          $      989
  Securities (cost -- $50,232)...................              55,269
                                                           ----------
                                                               56,258
Cash
     ............................................                  10

Receivables:
  Investment securities sold.....................               1,356
  Dividends and interest.........................                 206
  Fund shares sold...............................                  98
Prepaid insurance premium .......................                   1
Other assets ....................................                  20
                                                           ----------
   Total assets .................................              57,949
                                                           ----------

Liabilities
Payable for investment securities purchased .....                 300
Outstanding call options at market (Note 6) .....                 159
Payable to Fund shareholders ....................                  56
Accrued service fee (Note 2) ....................                  12

Accrued transfer agency and dividend
  disbursing (Note 2)............................                  11
Accrued management fee (Note 2) .................                   4
Accrued accounting services fee (Note 2) ........                   3
Accrued distribution fee (Note 2) ...............                   2
Other  ..........................................                   9
                                                           ----------
  Total liabilities..............................                 556
                                                           ----------
   Total net assets .............................          $   57,393
                                                           ==========

Net Assets
$0.01 par value capital stock
  Capital stock..................................          $       38
Accumulated undistributed income (loss):

  Accumulated undistributed net investment income                  62
  Accumulated undistributed net realized gain
   on investments ...............................               9,849

  Net unrealized appreciation of investments.....               4,977
  Net unrealized depreciation in value of
   written call options .........................                 (91)
                                                           ----------
   Net assets applicable to outstanding units
     of capital..................................          $   57,393
                                                           ==========
Net asset value per share (net assets divided by
shares outstanding):
Class A .........................................             $15.25
Class B .........................................             $15.23
Class C .........................................             $15.24
Class Y .........................................             $15.35
Capital shares outstanding:
Class A .........................................                  62

Class B .........................................                  39
Class C .........................................               3,629
Class Y .........................................                  36
Capital shares authorized.........................             200,000

STATEMENT OF OPERATIONS

ASSET STRATEGY FUND

For the Six Months Ended September 30, 2000
(In Thousands)

Investment Income
Income (Note 1B):
  Interest and amortization......................          $      408

  Dividends (net of foreign withholding taxes of $2)              247
                                                           ----------
   Total income .................................                 655
                                                           ----------
Expenses (Note 2):
  Distribution fee:
   Class A ......................................                 --*
   Class B ......................................                   1

   Class C ......................................                 204
   Class Y ......................................                   1
  Investment management fee......................                 194
  Service fee:
   Class A ......................................                 --*
   Class B ......................................                 --*
   Class C ......................................                  68

  Transfer agency and dividend disbursing:
   Class A ......................................                 --*
   Class B ......................................                 --*
   Class C ......................................                  61
Accounting services fee .........................                  15
Custodian fees ..................................                  11
Audit fees ......................................                   8
Legal fees ......................................                   2

Shareholder servicing fee -- Class Y ............                 --*
Other  ..........................................                  27
                                                           ----------
  Total..........................................                 592
                                                           ----------
   Net investment income ........................                  63
                                                           ----------

Realized and Unrealized Gain (Loss) on
Investments (Notes 1 and 3)
Realized net gain on securities .................               3,567
Realized net gain on call options written .......                 752
Realized net loss on put options purchased ......              (1,718)
                                                           ----------
  Realized net gain on investments...............               2,601
                                                           ----------
Unrealized depreciation in value of investments
  during the period..............................              (2,427)
Unrealized depreciation in value of written
  call options during the period.................                 (91)
                                                           ----------
  Unrealized depreciation........................              (2,518)
                                                           ----------
   Net gain on investments ......................                  83
                                                           ----------
     Net increase in net assets resulting
      from operations ...........................          $      146
                                                           ==========
*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS

ASSET STRATEGY FUND
(In Thousands)

Increase in Net Assets
Operations:

  Net investment income.....................        $    63   $    99
  Realized net gain on investments..........          2,601     8,765
  Unrealized appreciation (depreciation)....         (2,518)    5,690
                                                    -----------------
   Net increase in net assets
     resulting from operations..............            146    14,554
                                                    -----------------
Distributions to shareholders from (Note 1E):*

  Net investment income:
   Class C .................................             --      (151)
   Class Y .................................             --        (4)
  Realized net gain on investment transactions:
   Class C .................................             --      (981)
   Class Y .................................             --        (9)
                                                    -----------------
                                                         --    (1,145)

                                                    -----------------
Capital share transactions (Note 5) ........          4,531     8,527
                                                    -----------------
  Total increase............................          4,677    21,936

Net Assets
Beginning of period ........................         52,716    30,780

                                                    -----------------
End of period ..............................        $57,393   $52,716
                                                    =================

  Undistributed net investment income (loss)        $62          $(1)
                                                    =================

*See "Financial Highlights" on pages 15-18.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND
Class A Shares

For a Share of Capital Stock Outstanding Throughout The Period:

                                                             For the
                                                           period from

                                                            7-10-00*
                                                               to
                                                             9-30-00

Net asset value, beginning of period..............            $15.22
                                                             ------
Income from investment operations:
Net investment income ...........................              0.01

Net realized and unrealized gain on investments .              0.02
                                                             ------
Total from investment operations..................             0.03
                                                             ------
Less distributions:
From net investment income ......................             (0.00)
From capital gains ..............................             (0.00)
                                                             ------
Total distributions...............................            (0.00)
                                                             ------
Net asset value, end of period....................            $15.25
                                                             ======

Total return**....................................             0.20%
Net assets, end of period (in millions)...........             $1

Ratio of expenses to average net assets...........              1.43%+
Ratio of net investment income to average net assets            1.04%+
Portfolio turnover rate...........................             71.61%++

*Commencement of operations.

**Total return calculated without taking into account the sales load deducted on an initial purchase.

+Annualized.

++Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                             For the
                                                           period from

                                                             7-3-00*
                                                               to
                                                             9-30-00

Net asset value, beginning of period..............            $15.21
                                                             ------
Income from investment operations:
Net investment income ...........................              0.00

Net realized and unrealized gain on investments .              0.02
                                                             ------
Total from investment operations..................             0.02
                                                             ------
Less distributions:
From net investment income ......................             (0.00)
From capital gains ..............................             (0.00)
                                                             ------
Total distributions...............................            (0.00)
                                                             ------
Net asset value, end of period....................           $15.23
                                                             ======

Total return......................................             0.13%
Net assets, end of period (in millions)...........             $1

Ratio of expenses to average net assets...........              2.28%**
Ratio of net investment income to average net assets            0.25%**
Portfolio turnover rate...........................             71.61%+

*Commencement of operations.

**Annualized.

+Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND
Class C Shares(A)

For a Share of Capital Stock Outstanding Throughout Each Period:

                                                                 For the
                  For the six           For the fiscal         period from
                     Months          year ended March 31,        4-20-95*
                     Ended      ------------------------------      to
                    9-30-00    2000     1999     1998     1997   3-31-96

Net asset value,
beginning of
period ............. $15.21   $11.20   $11.42   $ 9.73   $10.15   $10.00
                    ----------------------------------------------------
Income (loss) from
Investment
operations:
Net investment
  income............   0.02     0.03     0.15     0.21     0.23     0.16
Net realized and
  unrealized gain (loss)
  on investments....   0.01     4.33     0.05     2.16    (0.30)    0.14
                    ----------------------------------------------------
Total from investment
operations .........   0.03     4.36     0.20     2.37    (0.07)    0.30
                    ----------------------------------------------------
Less distributions:
From net investment
  income............  (0.00)   (0.05)   (0.16)   (0.22)   (0.21)   (0.15)
From capital gains .  (0.00)   (0.30)   (0.26)   (0.46)   (0.14)   (0.00)
                    ----------------------------------------------------
Total distributions..  (0.00)   (0.35)   (0.42)   (0.68)   (0.35)   (0.15)
                    ----------------------------------------------------
Net asset value,
end of period ...... $15.24   $15.21   $11.20   $11.42  $  9.73   $10.15
                     ===================================================

Total return.........   0.20%   39.60%    1.79%   24.94%   -0.86%    3.00%
Net assets, end of
Period
   (in millions) ...... $55      $52      $30      $19      $13      $13
Ratio of expenses to
average net assets .   2.16%**  2.24%    2.32%    2.44%    2.52%   2.54%**

Ratio of net investment
income to average
net assets .........   0.22%**  0.24%    1.38%    2.02%    2.21%   2.14%**
Portfolio turnover
rate ...............  71.61%  204.12%  168.17%  220.67%  109.92%   75.02%

(A)See Note 5.

*Commencement of operations.

**Annualized.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                                 For the
                  For the six          For the fiscal          period from
                     Months         year ended March 31,        12-29-95*
                     Ended     ------------------------------       to
                    9-30-00    2000     1999     1998     1997   3-31-96
Net asset value,
beginning of
period ............. $15.26   $11.21   $11.43  $  9.73   $10.16   $10.23
Income (loss) from
investment operations:

Net investment
  income............   0.08     0.15     0.26     0.31     0.27     0.07
Net realized and
  unrealized gain (loss)
  on investments....   0.01     4.33     0.05     2.16    (0.26)   (0.08)
                    ----------------------------------------------------
Total from investment
operations .........   0.09     4.48     0.31     2.47     0.01    (0.01)
                    ----------------------------------------------------
Less distributions:
From net investment
  income............  (0.00)   (0.13)   (0.27)   (0.31)   (0.30)   (0.06)
From capital gains .  (0.00)   (0.30)   (0.26)   (0.46)   (0.14)   (0.00)
                    ----------------------------------------------------
Total distributions..  (0.00)   (0.43)   (0.53)   (0.77)   (0.44)   (0.06)
                    ----------------------------------------------------
Net asset value,
end of period ...... $15.35   $15.26   $11.21   $11.43  $  9.73   $10.16
                     ===================================================

Total return.........   0.59%   40.85%    2.75%   26.06%    0.05%   -0.25%
Net assets, end of
period
    (000 omitted) ......$545     $508     $307     $225     $116       $1
Ratio of expenses to
average net assets .   1.32%**  1.33%    1.45%    1.58%    1.61%   1.95%**
Ratio of net investment
income to average
net assets .........   1.06%**  1.14%    2.25%    2.90%    2.97%   2.34%**
Portfolio turnover
rate ...............  71.61%  204.12%  168.17%  220.67%  109.92%   75.02%+

*Commencement of operations.

**Annualized.

+Portfolio turnover is for the period from April 20, 1995 to March 31, 1996.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND

High Income Fund

GOALS
To seek a high level of current income as its primary goal and capital growth as a secondary goal when consistent with its primary goal.

Strategy

Invests primarily in high-yield, high-risk, fixed-income securities of U.S.
issuers. The Fund may invest up to 20% of its total assets in common stock in order to seek capital growth.

Founded
1997

Scheduled Dividend Frequency

Monthly

Performance Summary -- Class C Shares

Per Share Data

For the Six Months Ended September 30, 2000

Dividends Paid        $0.39
                      ------

Net Asset Value on
 9-30-00              $8.71
 3-31-00               9.27
                     ------

Change per share     $(0.56)
                     ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND

Average Annual Total Return(A)

                                CLASS A                    CLASS B

                           With         Without    With Without
Period                 Sales Load(B)  Sales Load(C)    CDSC(D)    CDSC(E)

1-year period

 ended 9-30-00              --             --           --          --

5-year period
 ended 9-30-00              --             --           --          --

10-year period
 ended 9-30-00              --             --           --          --
Cumulative return since
 inception of Class(F)    -7.26%         -1.60%       -6.82%      -2.00%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.

(E)Performance data does not reflect the effect of paying the applicable
CDSC upon redemption at the end of the period.

(F)7-3-00 for Class A shares and 7-18-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period                                       CLASS C(B)     CLASS Y(C)

1-year period ended 9-30-00                    1.23%          1.91%

5-year period ended 9-30-00                      --             --

10-year period ended 9-30-00                     --             --

Since inception of Class(D)                    2.45%          1.01%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class
C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred
sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment).
Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class
Y shares are not subject to these charges.

(D)7-31-97 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired by shareholders).

A substantial portion of the Fund's returns during recent periods is attributable to investments in initial public offerings. No assurance can be given that the Fund will continue to be able to invest in such offerings to the same extent as it has in the past or that future offerings in which the Fund invests will have as equally beneficial impact on performance.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND

Portfolio Highlights

On September 30, 2000, High Income Fund had net assets totaling $20,022,383 invested in a diversified portfolio of:

81.03% Corporate Debt Securities

12.46% Cash and Cash Equivalents

5.19% Common Stocks, Rights and Warrants

1.32% Other Government Security

As a shareholder of High Income Fund, for every $100 you
had invested on September 30, 2000, your Fund owned:

Transportation, Communication, Electric and
  Sanitary Services Bonds                   $40.71

Services Bonds                              $21.92

Cash and Cash Equivalents                   $12.46

Wholesale and Retail Trade Bonds            $ 9.30

Manufacturing Bonds                         $ 6.27

Common Stocks, Rights and Warrants          $ 5.19

Miscellaneous Bonds                         $ 2.83

Other Government Security                   $ 1.32

THE INVESTMENTS OF HIGH INCOME FUND
September 30, 2000

COMMON STOCKS, RIGHTS AND WARRANTS                  Shares         Value

Business Services -- 0.01%
Cybernet Internet Services International, Inc.,
  Warrants (A)*..............................         250    $    1,875

Communication -- 0.39%
Crown Castle International Corp.* ...........       2,500        77,578

Electronic and Other Electric Equipment -- 0.54%
Level 3 Communications, Inc.* ...............       1,000        77,156
Metricom, Inc., Warrants* ...................         250         3,750
PF.Net Communications, Warrants (A)* ........         125        26,875
                                                                107,781
Food and Kindred Products -- 2.10%
Keebler Foods Company .......................      10,000       420,000

Industrial Machinery and Equipment -- 1.85%
Baker Hughes Incorporated ...................       5,000       185,625
Cooper Cameron Corporation* .................       2,500       184,219
                                                                369,844
Paper and Allied Products -- 0.00%
SF Holdings Group, Inc., Class C (A)* .......          50           250

Telephone and Radiotelephone Communication -- 0.30%
Allegiance Telecom, Inc., Warrants (A)* .....         250        13,750
ONO Finance Plc, Rights (A)* ................         250        21,250
OnePoint Communications Corp., Warrants (A)*          100         8,500
Primus Telecommunications Group, Incorporated,
  Warrants*..................................         300         1,650
VersaTel Telecom International N.V.,
  Warrants (A)*..............................          50        15,500
                                                                 60,650

TOTAL COMMON STOCKS, RIGHTS AND WARRANTS -- 5.19%            $1,037,978
(Cost: $934,820)

                                                Principal
                                                Amount in
CORPORATE DEBT SECURITIES                       Thousands         Value

Agricultural Production -- Crops -- 0.25%
Hines Horticulture, Inc.,
  11.75%, 10-15-05...........................        $ 49     $  49,245
Amusement and Recreation Services -- 6.94%
Aztar Corporation,
  8.875%, 5-15-07............................         150       145,875
Hollywood Park, Inc.,
  9.25%, 2-15-07.............................         500       510,000
Mohegan Tribal Gaming Authority,
  8.75%, 1-1-09..............................         250       248,125
Premier Parks Inc.,
  9.75%, 6-15-07.............................         250       235,000
Station Casinos, Inc.,
  9.875%, 7-1-10 (A).........................         250       250,313
                                                              1,389,313
Auto Repair, Services and Parking -- 1.36%
Avis Rent A Car, Inc.,
  11.0%, 5-1-09..............................         250       271,875
Business Services -- 5.03%
Adams Outdoor Advertising Limited Partnership,
  10.75%, 3-15-06............................         250       259,063
Cybernet Internet Services International, Inc.,
  14.0%, 7-1-09..............................         250       116,250
Lamar Advertising Company,
  8.625%, 9-15-07............................         250       245,000
National Equipment Services, Inc.,
  10.0%, 11-30-04............................         200       131,000
Outdoor Systems, Inc.,
  8.875%, 6-15-07............................         250       256,562
                                                              1,007,875

Communication -- 16.27%
ACME Television, LLC,
  10.78%, 9-30-04............................         100        95,125
Adelphia Communications Corporation,
  9.25%, 10-1-02.............................         250       248,125
Allbritton Communications Company,
  9.75%, 11-30-07............................         250       244,688
American Radio Systems Corporation,
  9.0%, 2-1-06...............................         250       258,750
Crown Castle International Corp.,
  0.0%, 5-15-11 (B)..........................         250       161,250
EchoStar DBS Corporation,
  9.375%, 2-1-09.............................         500       490,000
LIN Holdings Corp.,
  0.0%, 3-1-08 (B)...........................         250       180,000
MetroNet Communications Corp.,
  0.0%, 6-15-08 (B)..........................         500       417,430
Renaissance Media Group LLC,
  0.0%, 4-15-08 (B)..........................         250       170,000
Salem Communications Corporation,
  9.5%, 10-1-07..............................         200       196,000
Spanish Broadcasting System, Inc.,
  9.625%, 11-1-09............................         250       249,062
  0.0%, 3-15-10 (B)..........................         250       127,500
Telewest Communications plc,
  0.0%, 10-1-07 (B)..........................         260       248,300
United International Holdings, Inc.,
  0.0%, 2-15-08 (B)..........................         250       170,000
                                                              3,256,230

Eating and Drinking Places -- 4.51%
Domino's, Inc.,
  10.375%, 1-15-09...........................         250       238,438
Foodmaker, Inc.,
  8.375%, 4-15-08............................         500       472,500
NE Restaurant Company, Inc.,
  10.75%, 7-15-08............................         250       191,250
                                                                902,188

Electronic and Other Electric Equipment -- 2.39%
Elgar Holdings, Inc.,
  9.875%, 2-1-08.............................         250       143,750
Level 3 Communications, Inc.,
  11.0%, 3-15-08.............................         250       240,000
PF.Net Communications,
  13.75%, 5-15-10 (A)........................         125        95,625
                                                                479,375

Furniture and Home Furnishings Stores -- 0.54%
MTS, INCORPORATED,
  9.375%, 5-1-05.............................         250       107,812

Health Services -- 6.06%
Abbey Healthcare Group Incorporated,
  9.5%, 11-1-02..............................         250       248,438
Columbia/HCA Healthcare Corporation,
  7.0%, 7-1-07...............................         250       230,937
IASIS Healthcare Corporation,
  13.0%, 10-15-09............................         250       242,500
Tenet Healthcare Corporation:
  8.0%, 1-15-05..............................         250       246,250
  8.625%, 1-15-07............................         250       246,250
                                                              1,214,375

Holding and Other Investment Offices -- 1.23%
Host Marriott, L.P.,
  9.25%, 10-1-07 (A).........................         250       246,853

Hotels and Other Lodging Places -- 2.53%
MGM Grand, Inc.,
  9.75%, 6-1-07..............................         250       258,125
Park Place Entertainment Corporation,
  8.875%, 9-15-08 (A)........................         250       247,500
                                                                505,625

Miscellaneous Retail -- 2.60%
Michaels Stores, Inc.,
  10.875%, 6-15-06...........................         500       520,000

Oil and Gas Extraction -- 1.35%
R&B Falcon Corporation,
  9.5%, 12-15-08.............................         250       270,313

Paper and Allied Products -- 1.84%
Buckeye Technologies Inc.,
  8.0%, 10-15-10.............................         250       236,875
SF Holdings Group, Inc.,
  0.0%, 3-15-08 (B)..........................         250       131,250
                                                                368,125

Primary Metal Industries -- 0.72%
ISG Resources, Inc.,
  10.0%, 4-15-08.............................         120       100,200
Wheeling-Pittsburgh Corporation,
  9.25%, 11-15-07............................         125        43,750
    .........................................                   143,950

Railroad Transportation -- 2.21%
Kansas City Southern Railway Company (The),
  9.5%, 10-1-08 (A)..........................         250       253,125
TFM, S.A. de C.V.,
  0.0%, 6-15-09 (B)..........................         250       190,000
                                                                443,125

Rubber and Miscellaneous Plastics Products -- 0.76%
Home Products International, Inc.,
  9.625%, 5-15-08............................         250       152,500

Telephone and Radiotelephone Communication -- 19.73%
Alestra, S. de R.L. de C.V.,
  12.625%, 5-15-09...........................         250       239,375
Concentric Network Corporation,
  12.75%, 12-15-07...........................         250       251,250
Grupo Iusacell, S.A. de C.V.,
  14.25%, 12-1-06............................         350       371,875
Hyperion Telecommunications, Inc.:
  0.0%, 4-15-03 (B)..........................         125       101,562
  12.0%, 11-1-07.............................         125        81,250
ITC /\ DeltaCom, Inc.,
  11.0%, 6-1-07..............................         150       142,500
Microcell Telecommunications Inc.,
  0.0%, 6-1-06 (B)...........................         250       239,375
Nextel International, Inc.,
  12.75%, 8-1-10 (A).........................         250       245,625
Nextel Partners, Inc.,
  11.0%, 3-15-10 (A).........................         125       125,938
NEXTLINK Communications, Inc.,
  9.625% 10-1-07.............................         250       222,500
ONO Finance Plc,
  13.0%, 5-1-09..............................         250       222,500
OnePoint Communications Corp.,
  14.5%, 6-1-08..............................         100       100,500
Primus Telecommunications Group, Incorporated:
  11.75%, 8-1-04.............................         300       169,500
  12.75%, 10-15-09...........................         175        98,000
Qwest Communications International Inc.,
  0.0%, 10-15-07 (B).........................         250       221,130
Sprint Spectrum L.P.,
  0.0%, 8-15-06 (B)..........................         600       590,496
Time Warner Telecom LLC and Time
  Warner Telecom Inc.,
  9.75%, 7-15-08.............................         250       231,875
VoiceStream Wireless Corporation,
  10.375%, 11-15-09..........................         275       295,625
                                                              3,950,876

Textile Mill Products -- 0.56%
Anvil Knitwear, Inc.,
  10.875%, 3-15-07...........................         125       112,187

Transportation by Air -- 1.29%
Atlas Air, Inc.,
  10.75%, 8-1-05.............................         250       259,062

Pierce Leahy Corp.,

  9.125%, 7-15-07............................         250       243,125

Wholesale Trade -- Durable Goods -- 0.47%
Heafner (J.H.) Company, Inc. (The),
  10.0%, 5-15-08.............................         250        93,750

Wholesale Trade -- Nondurable Goods -- 1.18%
Core-Mark International, Inc.,
  11.375%, 9-15-03...........................         250       236,250

TOTAL CORPORATE DEBT SECURITIES -- 81.03% ...               $16,224,029
(Cost: $17,338,916)

OTHER GOVERNMENT SECURITY -- 1.32%

Mexico
United Mexican States,
  9.75%, 4-6-05..............................         250       265,000
(Cost: $249,920)

SHORT-TERM SECURITIES

Amusement and Recreation Services -- 2.98%
Harrah's Entertainment, Inc.,
  7.02, 11-1-00..............................         600       596,373

Electric, Gas and Sanitary Services -- 1.76%
Detroit Edison Co.,
  6.85%, 10-3-00.............................         352       351,866

Fabricated Metal Products -- 0.18%
Danaher Corporation,
  6.62%, Master Note.........................          35        35,000

Food and Kindred Products -- 1.05%
General Mills, Inc.,
  6.67%, Master Note.........................         211       211,000

Food Stores -- 4.99%
Kroger Co. (The),
  7.05%, 10-2-00.............................       1,000       999,804

Nondepository Institutions -- 0.72%
PACCAR Financial Corp.,
  6.49%, Master Note.........................         145       145,000

TOTAL SHORT-TERM SECURITIES -- 11.68% .......               $ 2,339,043
(Cost: $2,339,043)

TOTAL INVESTMENT SECURITIES -- 99.22% .......               $19,866,050
(Cost: $20,862,699)

CASH AND OTHER ASSETS, NET OF LIABILITIES -- 0.78%              156,333

NET ASSETS -- 100.00% .......................               $20,022,383

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000, the value of these securities amounted to $1,552,979 or 7.76% of net assets.

(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

HIGH INCOME FUND
September 30, 2000
(In Thousands, Except for Per Share Amounts)

Assets
Investment securities -- at value (Notes 1 and 3)

$19,866
Cash
       ..........................................                   1
Receivables:
  Investment securities sold.....................               1,307
  Dividends and interest.........................                 433
  Fund shares sold...............................                   9
Prepaid insurance premium .......................                   1

Other assets ....................................                  20
   Total assets .................................              21,637
Liabilities
Payable for investment securities purchased .....               1,517
Payable to Fund shareholders ....................                  42
Accrued transfer agency and dividend disbursing
  (Note 2).......................................                   7
Dividends payable ...............................                   7

Accrued service fee (Note 2) ....................                   4
Accrued accounting services fee (Note 2) ........                   1
Accrued distribution fee (Note 2) ...............                   1
Other  ..........................................                  36
   Total liabilities ............................               1,615
     Total net assets............................             $20,022
Net Assets

$0.01 par value capital stock
  Capital stock..................................             $    23
  Additional paid-in capital.....................              23,835
Accumulated undistributed loss:
Accumulated undistributed net realized loss
  on investments.................................              (2,839)
  Net unrealized depreciation of investments.....                (997)
   Net assets applicable to outstanding units
     of capital..................................             $20,022

Net asset value per share (net assets divided by
shares outstanding):
Class A .........................................                $8.71
Class B .........................................                $8.71
Class C .........................................                $8.71
Class Y .........................................                $8.71
Capital shares outstanding:
Class B .........................................                   37
Class C .........................................                2,234
Class Y .........................................                    1
Capital shares authorized.........................             200,000

STATEMENT OF OPERATIONS

HIGH INCOME FUND

For the Six Months Ended September 30, 2000
(In Thousands)

Investment Income
Income (Note 1B):
  Interest and amortization......................              $1,091
  Dividends......................................                   3
   Total income .................................               1,094
Expenses (Note 2):
  Distribution fee:

   Class A ......................................                 --*
   Class B ......................................                 --*
   Class C ......................................                  80
   Class Y ......................................                 --*
  Investment management fee......................                  67
  Transfer agency and dividend disbursing:
   Class A ......................................                 --*
   Class B ......................................                 --*
   Class C ......................................                  36
  Service fee:
   Class A ......................................                 --*
   Class B ......................................                 --*
   Class C ......................................                  27
  Registration fees..............................                  18
  Audit fees.....................................                   7
  Accounting services fee........................                   5
  Custodian fees.................................                   4
  Legal fees.....................................                   1
  Shareholder servicing fee -- Class Y...........                 --*
  Other..........................................                   5
Total  ..........................................                 250
  Less expenses in excess of voluntary waiver
   of management fee (Note 2) ...................                 (67)

   Total expenses ...............................                 183
     Net investment income.......................                 911
Realized and Unrealized Gain (Loss) on
Investments (Notes 1 and 3)
Realized net loss on investments ................              (1,625)
Unrealized appreciation in value of investments
  during the period..............................                 300

  Net loss on investments........................              (1,325)
   Net decrease in net assets resulting from operations         $(414)

*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS

HIGH INCOME FUND

(In Thousands)

                                               For the six  For the fiscal
                                              months ended     year ended
                                              September 30,    March 31,
                                                  2000            2000

Decrease in Net Assets
Operations:
  Net investment income.....................        $   911   $ 1,833
  Realized net loss on investments..........         (1,625)     (453)
  Unrealized appreciation (depreciation)....            300    (1,279)
   Net increase (decrease) in net assets
     resulting from operations..............       (414)          101
Distributions to shareholders from

  net investment income (Note 1E):*
   Class A .................................         (2)           --
   Class B .................................         (3)           --
   Class C .................................       (906)       (1,832)
   Class Y .................................       --**            (1)
                                                   (911)       (1,833)
Capital share transactions (Note 5) ........     (1,536)         (818)

  Total decrease............................     (2,861)       (2,550)

Net Assets
Beginning of period ........................     22,883        25,433
End of period ..............................    $20,022       $22,883
Undistributed net investment income ........   $     --      $     --

*See "Financial Highlights" on pages 32-35.

**Not shown due to rounding.

FINANCIAL HIGHLIGHTS
HIGH INCOME FUND
Class A Shares

For a Share of Capital Stock Outstanding Throughout The Period:

                                                             For the
                                                           period from
                                                             7-3-00*
                                                               to
                                                             9-30-00

Net asset value, beginning of period..............             $9.04
Income (loss) from investment operations:
Net investment income ...........................               0.19
Net realized and unrealized loss on investments .              (0.33)
Total from investment operations..................             (0.14)
Less distributions:
Declared from net investment income .............              (0.19)
From capital gains ..............................              (0.00)
Total distributions...............................             (0.19)
Net asset value, end of period....................             $8.71
Total return**....................................             -1.60%
Net assets, end of period (000 omitted)...........           $234
Ratio of expenses to average net assets...........              1.56%+
Ratio of net investment income to average net assets            8.52%+

Portfolio turnover rate...........................             51.87%++

*Commencement of operations.

**Total return calculated without taking into account the sales load deducted on an initial purchase.

+Annualized.

++Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                             For the
                                                           period from
                                                            7-18-00*
                                                               to
                                                             9-30-00

Net asset value, beginning of period..............             $9.03
Income (loss) from investment operations:
Net investment income ...........................              0.13

Net realized and unrealized loss on investments .             (0.32)
Total from investment operations..................             (0.19)
Less distributions:
Declared from net investment income .............             (0.13)
From capital gains ..............................             (0.00)
Total distributions...............................             (0.13)
Net asset value, end of period....................             $8.71

Total return......................................             -2.00%
Net assets, end of period (000 omitted)...........           $319
Ratio of expenses to average net assets...........              2.37%**
Ratio of net investment income to
average net assets ..............................          7.71%**
Portfolio turnover rate...........................             51.87%+

*Commencement of operations.

**Annualized.

+Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class C Shares(A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                                           For the fiscal       For the
                            For the six      year ended       period from
                               months        March 31,          7-31-97*

                               ended    --------------------
                                                                     to
                              9-30-00     2000       1999       3-31-98
Net asset value,
beginning of
period ................        $9.27      $9.94     $10.79        $10.00
Income (loss) from
investment operations:
Net investment
  income...............         0.38       0.69       0.63          0.37
Net realized and
  unrealized gain
  (loss)
  on investments.......        (0.56)     (0.67)     (0.82)         0.79
Total from
Investment
operations ............        (0.18)      0.02      (0.19)         1.16
Less distributions:
Declared from
  net investment
  income...............        (0.38)     (0.69)     (0.63)        (0.37)
From capital gains ....        (0.00)     (0.00)     (0.03)        (0.00)
Total distributions.....        (0.38)     (0.69)     (0.66)        (0.37)

Net asset value,
end of period .........         $8.71      $9.27    $  9.94        $10.79

Total return............        -1.88%      0.17%     -1.72%        11.77%
Net assets,
end of period
(000 omitted) .........       $19,461    $22,877    $25,427       $11,812
Ratio of expenses to
average net assets ....         1.71%**    2.17%      2.20%        2.52%**
Ratio of net
investment income
to average net
assets ................         8.51%**    7.16%      6.29%        5.98%**
Portfolio turnover
rate ..................        51.87%     71.31%     50.98%        67.82%

(A)See Note 5.

*Commencement of operations.

**Annualized.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                  For the        For the        For the
                                     six           fiscal      period from
                                    months          year        12-30-98*
                                    ended          ended            to
                                   9-30-00        3-31-00        3-31-99
Net asset value,
beginning of period .........        $9.27          $9.94          $9.97
Income (loss) from
investment operations:
Net investment income .......         0.41           0.77           0.20

Net realized and unrealized
  gain (loss)
  on investments.............        (0.56)         (0.67)          0.00

Total from investment
operations ..................        (0.15)          0.10           0.20
Less distributions:
Declared from net
  investment income..........        (0.41)         (0.77)         (0.20)
From capital gains ..........        (0.00)         (0.00)         (0.03)
Total distributions...........        (0.41)         (0.77)         (0.23)
Net asset value,

end of period ...............        $8.71          $9.27          $9.94

Total return..................        -1.59%          0.94%          2.45%
Net assets, end of period
(000 omitted) ...............        $8             $6             $6
Ratio of expenses to average
net assets ..................         1.15%**        1.40%         0.26%**

Ratio of net investment income
to average net assets .......         9.06%**        7.85%         8.55%**
Portfolio turnover rate.......        51.87%         71.31%        50.98%**

*Commencement of operations.

**Annualized.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND

International Growth Fund

GOALS
To seek long-term appreciation of capital as its primary goal and current income as its secondary goal.

Strategy
Invests primarily in common stocks of foreign companies that have the potential to provide long-term growth. The Fund emphasizes growth stocks which are securities of companies whose earnings are likely to grow faster than the economy.

Founded
1992

Scheduled Dividend Frequency
Annually (December)

Performance Summary -- Class C Shares

Per Share Data

For the Six Months Ended September 30, 2000

Net Asset Value on

            9-30-00          $22.42
            3-31-00           28.58
                             ------
Change per share             $(6.16)
                             ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND

Average Annual Total Return(A)

                         CLASS A                    CLASS B

                           With         Without      With      Without

Period                 Sales Load(B)  Sales Load(C)  CDSC(D)    CDSC(E)

1-year period
 ended 9-30-00              --             --         --         --

5-year period
 ended 9-30-00              --             --         --         --

10-year period
 ended 9-30-00              --             --         --         --

Cumulative return since
 inception of Class(F)   -13.03%         -7.73%     -13.42%    -8.87%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.

(E)Performance data does not reflect the effect of paying the applicable
CDSC upon redemption at the end of the period.

(F)7-3-00 for Class A shares and 7-10-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period                                       CLASS C(B)     CLASS Y(C)

1-year period ended 9-30-00                    42.69%         43.97%

5-year period ended 9-30-00                    22.99%           --

10-year period ended 9-30-00                     --             --

Since inception of Class(D)                    15.60%         26.72%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.

Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class
C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to
Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on
6-30-00.

(C)Performance data does not include the effect of sales charges, as Class
Y shares are not subject to these charges.

(D)9-21-92 for Class C shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

The recent growth rate and volatility in the stock market has helped produce short-term returns that may not be typical and may not continue in the future.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND

Portfolio Highlights

On September 30, 2000, International Growth Fund had net assets totaling
$186,075,832 invested in a diversified portfolio of:

88.80% Common Stocks

5.97% Cash and Cash Equivalents

5.23% Preferred Stocks

As a shareholder of International Growth Fund, for every $100 you had invested on September 30, 2000, your Fund owned:

Common Stocks                               $88.80

Cash and Cash Equivalents                   $ 5.97

Preferred Stocks                            $ 5.23

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND

COMMON STOCKS  Shares    Value

Australia -- 0.40%
Novogen LTD (A)* .............................   377,999     $  736,463

Canada -- 7.68%
AT&T Canada Inc.* ............................    86,800      2,644,687
Nortel Networks Corporation ..................    68,000      4,050,250
QLT Inc.* ....................................    45,000      3,190,781
Research in Motion Limited* ..................    20,000      1,971,875
Rogers Communications Inc., Class B (A) ......    48,500      1,147,329
724 Solutions Inc.* ..........................    27,300      1,296,750
                                                             14,301,672
China -- 0.97%
China Unicom Limited (A)* ....................   804,000      1,799,500

Finland -- 2.50%
Nokia Oyj (A) ................................    55,000      2,231,620
Perlos Oy (A) ................................    56,750      1,499,315
Tecnomen Oyj (A)* ............................   120,000        927,780
                                                              4,658,715

France -- 10.91%
Alcatel Alsthom CGE, SA, ADR .................    34,000      2,137,750
ALTEN (A)* ...................................    13,800      1,707,115
ASSURANCES GENERALES DE FRANCE (A) ...........    34,900      1,881,096
Bouygues SA (A) ..............................    34,500      1,740,648
Cross Systems (A)* ...........................    35,000      1,049,938
Essilor International SA (A) .................     8,290      2,043,687
Fi System (A)* ...............................    40,000      1,079,759
Intercall (A)* ...............................    26,750        767,943
Suez Lyonnaise des Eaux (A) ..................    21,613      3,355,386
TOTAL FINA ELF, S.A. (A) .....................    17,000      2,490,515
Unilog SA (A) ................................    11,554      1,286,348
Virbac S.A. (A) ..............................    10,000        759,896
                                                             20,300,081

Germany -- 13.30%
ARTICON Information Systems
  Aktiengesellschaft (A) (B)*.................    25,000      1,579,435
Bayerische Hypo- und Vereinsbank
  Aktiengesellschaft (A)......................    16,150        884,749
Deutsche Telekom AG (A) ......................    23,500        807,743
EM.TV & Merchandising AG (A) .................    25,000      1,309,937
Heyde AG (A)* ................................   205,000      5,905,099
Intershop Communications GmbH (A)* ...........    25,000      1,630,242
JENOPTIK AG (A) ..............................    77,000      2,544,591
Munchener Ruckversicherungs -- Gesellschaft
  Aktiengesellschaft (A)......................    10,800      3,211,179
Rhoen-Klinikum AG (A) ........................    32,319      1,504,958
Singulus Technologies AG (A)* ................    68,800      3,240,197
Utimaco Safeware AG (A)* .....................    40,000        742,224
VIVA Media AG (A) (B)* .......................    85,000      1,381,950
                                                             24,742,304

Hong Kong -- 1.43%
China Mobile (Hong Kong) Limited (A)* ........   400,000      2,667,864

Ireland -- 0.25%
Partner Communications, ADR* .................    60,000        463,125

Italy -- 8.00%
Arnoldo Mondadori Editore S.p.A. (A) .........   200,000      2,382,186
Assicurazioni Gernerali S.p.A. (A) ...........    85,225      2,744,860
AutosTrade S.p.A. (A) ........................   243,000      1,610,361
Banca Popolare di Verona- Banco S.
  Geminiano e S. Prospero
  S.c.c a r.l. (A)............................   175,000      2,064,310
Saipem S.p.A. (A) ............................   515,700      2,870,737
UniCredito Italiano SpA (A) ..................   614,000      3,206,355
                                                             14,878,809

Korea -- 0.90%
Samsung Electronics (A) ......................     9,300      1,684,616

Japan -- 8.53%
Keyence Corporation (A) ......................     3,200      1,109,432
Kyocera Corporation (A) ......................    14,000      2,141,367
Matsushita Communication Industrial Co.,
  Ltd. (A)....................................     9,000      1,218,911
Matsushita Electric Industrial Co., Ltd. (A) .    73,000      1,915,087
NTT DoCoMo, Inc. (A) .........................        40      1,149,479
Nippon Telegraph and Telephone
  Corporation (A).............................       160      1,572,190
SOFTBANK CORP. (A) ...........................     6,000        561,761
Sony Corporation (A) .........................    20,000      2,031,981
Uni-Charm Corporation (A) ....................    50,000      2,674,392
                                                             15,868,320

Luxembourg -- 1.27%
Thiel Logistik AG (A) (B)* ...................    16,000      2,360,979

Netherlands -- 7.59%
Fortis NV (A) ................................    67,000      2,054,282
Koninklijke KPN N.V. (A) .....................    19,636        428,207
Koninklijke Philips Electronics N.V.,
  Ordinary Shares (A).........................    60,000      2,585,590
Ordina N.V. (A)* .............................    58,406      1,692,727
QIAGEN N.V. (A)* .............................    80,000      3,817,152
Royal Dutch Petroleum Company, NY Shares .....    30,500      1,828,094
United Pan-Europe Communications N.V. (A)* ...    87,975      1,724,156
                                                             14,130,208

Spain -- 2.78%
BANCO SANTANDER CENTRAL HISPANO S.A. (A) .....   208,200      2,288,531
Red Electrica de Espana (A) ..................    80,750        763,452
Repsol-YPF, S.A. (A) .........................   115,000      2,118,652
                                                              5,170,635

Sweden -- 0.40%
Telefonaktiebolaget LM Ericsson, ADR, Class B     50,000        739,063
Switzerland -- 5.77%
Charles Vogele Holding AG (A) ................    10,000      1,912,489
Phoenix Mecano AG (A) ........................     5,095      3,395,682
UBS AG, REGISTERED SHARES (A) ................    22,000      2,932,483
Zurich Allied AG (A) .........................     5,400      2,500,493
                                                             10,741,147

United Kingdom -- 13.53%
Baltimore Technologies plc (A) ...............   165,000      1,683,500
Barclays PLC (A) .............................   115,000      3,183,345
CMG plc (A) ..................................   140,000      2,709,866
Capita Group plc (The) (A) ...................   198,000      1,756,695
Diageo plc (A) ...............................   307,000      2,744,194
Energis plc (A)* .............................   162,625      1,149,464
Energis (A) (B)* .............................    44,750        316,301
Lloyds TSB Group plc (A) .....................   250,000      2,332,649
Misys plc (A) ................................   157,507      1,478,951
Reckitt Benckiser plc (A) ....................   136,690      1,670,551
Reed International P.L.C. (A) ................   263,000      2,088,383
Sage Group plc (The) (A) .....................   200,000      1,490,530
United News & Media plc (A) ..................    81,400        878,071
Vodafone AirTouch Plc (A) ....................   454,500      1,696,975
                                                             25,179,475

United States -- 2.59%
Pharmacia Corporation ........................    39,600      2,383,425
Schlumberger Limited .........................    14,200      1,168,838
Transocean Sedco Forex Inc. ..................    21,500      1,260,438
                                                              4,812,701

TOTAL COMMON STOCKS -- 88.80% ................             $165,235,677
(Cost: $150,331,962)

PREFERRED STOCKS .............................

Brazil -- 0.72%
Petroleo Brasileiro S.A. -- Petrobras (A) ....    47,200      1,349,303

Germany -- 4.51%
MLP AG (A) ...................................    56,000      8,387,131

TOTAL PREFERRED STOCKS -- 5.23% ..............             $  9,736,434
(Cost: $3,089,489)

TOTAL SHORT-TERM SECURITIES -- 7.18% .........             $ 13,361,743
(Cost: $13,361,743)

TOTAL INVESTMENT SECURITIES -- 101.21% .......             $188,333,854
(Cost: $166,783,194)

LIABILITIES, NET OF CASH AND OTHER ASSETS -- (1.21%)         (2,258,022)

NET ASSETS -- 100.00% ........................             $186,075,832

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

(A) Listed on an exchange outside the United States.

(B) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000, the value of these securities amounted to $5,638,665 or 3.03% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

INTERNATIONAL GROWTH FUND
September 30, 2000
(In Thousands, Except for Per Share Amounts)

Assets
Investment securities -- at value (Notes 1 and 3)
$188,334
Cash ..........................................                   3
Receivables:
  Investment securities sold.....................                 750
  Dividends and interest.........................                 296
  Fund shares sold...............................                 183
Prepaid insurance premium .......................                   2
Other assets ....................................                  20
                                                             --------
   Total assets .................................             189,588
                                                             --------
Liabilities
Payable to Fund shareholders ....................                 317
Accrued transfer agency and dividend disbursing
  (Note 2).......................................                  46
Accrued service fee (Note 2) ....................                  38
Accrued management fee (Note 2) .................                   9
Accrued distribution fee (Note 2) ...............                   8
Accrued accounting services fee (Note 2) ........                   4
Other  ..........................................                  59
   Total liabilities ............................               3,512
                                                             --------
     Total net assets............................            $186,076
                                                             ========

Net Assets
$0.01 par value capital stock
  Capital stock..................................            $     83
  Additional paid-in capital.....................             115,820
Accumulated undistributed income (loss):
  Accumulated undistributed net investment loss..              (1,503)
  Accumulated undistributed net realized gain
   on investments ...............................              50,143
  Net unrealized appreciation of investments.....              21,533
                                                             --------
   Net assets applicable to outstanding units
     of capital..................................            $186,076
                                                             ========
Net asset value per share (net assets divided by
shares outstanding):
Class A .........................................                 $22.45
Class B .........................................                 $22.41
Class C .........................................                 $22.42
Class Y .........................................                 $23.53
Capital shares outstanding:
Class A .........................................                 101
Class B .........................................                  75
Class C .........................................               7,966
Class Y .........................................                 152
Capital shares authorized.........................             400,000

STATEMENT OF OPERATIONS

INTERNATIONAL GROWTH FUND

For the Six Months Ended September 30, 2000
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
  Dividends (net of foreign withholding taxes
   of $43) ......................................             $   948
  Interest and amortization......................                 369
                                                              -------
   Total income .................................               1,317
                                                              -------
Expenses (Note 2):
  Investment management fee......................                 863
  Distribution fee:
   Class A ......................................                 --*
   Class B ......................................                   2
   Class C ......................................                 743
   Class Y ......................................                   5
  Transfer agency and dividend disbursing:

  Service fee:
   Class A ......................................                   1
   Class B ......................................                   1
   Class C ......................................                 251
  Accounting services fee........................                  24
  Custodian fees.................................                 132
  Audit fees.....................................                  10
  Legal fees.....................................                   4
  Shareholder servicing fee -- Class Y...........                   3
  Other..........................................                  55
                                                             --------
   Total expenses ...............................               2,353
                                                             --------
     Net investment loss.........................              (1,036)
                                                             --------

Realized and Unrealized Gain (Loss) on
Investments (Notes 1 and 3)
Realized net gain on securities .................              15,442
Realized net loss from foreign currency
  transactions...................................                (215)
                                                              --------
  Realized net gain on investments...............              15,227
Unrealized depreciation in value of investments
  during the period..............................             (65,814)
                                                              --------
  Net loss on investments........................             (50,587)
                                                              --------
   Net decrease in net assets resulting
     from operations.............................            $(51,623)
                                                              ========

*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS

INTERNATIONAL GROWTH FUND
(In Thousands)

                                              For the six   For the fiscal
                                             months ended     year ended
                                             September 30,     March 31,
                                                 2000            2000
Increase (Decrease) in Net Assets
Operations:
  Net investment loss.......................   $(1,036)     $(2,221)
  Realized net gain on investments..........    15,227       44,418
  Unrealized appreciation (depreciation)....   (65,814)      66,004
                                               --------------------
   Net increase (decrease) in net assets
     resulting from operations..............   (51,623)     108,201
                                               --------------------
Distributions to shareholders from
  realized net gain on investment
  transactions (Note 1E):*
   Class C .................................        --      (12,763)
   Class Y .................................        --         (188)
                                               --------------------
                                                    --      (12,951)
Capital share transactions (Note 5) ........      (877)      42,933
                                               --------------------
  Total increase (decrease).................   (52,500)     138,183
Net Assets
Beginning of period ........................   238,576      100,393
                                               --------------------
End of period ..............................  $186,076     $238,576
                                              =====================
Undistributed net investment loss ..........   $(1,503)       $(252)
                                              =====================

*See "Financial Highlights" on pages 46-49.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class A Shares

For a Share of Capital Stock Outstanding Throughout The Period:

                                                          For the
                                                        period from
                                                          7-3-00*
                                                            to
                                                          9-30-00

Net asset value, beginning of period..............         $24.33
                                                          -------
Loss from investment operations:
Net investment loss .............................          (0.03)
Net realized and unrealized loss on investments .          (1.85)
                                                          -------
Total from investment operations..................          (1.88)
                                                          -------
Less distributions:
From net investment income ......................          (0.00)
From capital gains ..............................          (0.00)
Total distributions...............................          (0.00)
                                                          -------
Net asset value, end of period....................         $22.45
                                                          =======

Total return**....................................          -7.73%
Net assets, end of period (in millions)...........          $2
Ratio of expenses to average net assets...........           1.80%+
Ratio of net investment loss to average
net assets ......................................          -1.27%+
Portfolio turnover rate...........................          56.16%++

 *Commencement of operations.
**Total return calculated without taking into account the sales load deducted on an initial purchase.
 +Annualized.
++Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                          For the
                                                        period from
                                                          7-10-00*
                                                             to
                                                          9-30-00

Net asset value, beginning of period..............          $24.59
                                                            ------
Loss from investment operations:
Net investment loss .............................           (0.06)
Net realized and unrealized loss on investments .           (2.12)
                                                            ------
Total from investment operations..................           (2.18)
                                                            ------
Less distributions:
From net investment income ......................           (0.00)
From capital gains ..............................           (0.00)
                                                            ------
Total distributions...............................           (0.00)
                                                            ------
Net asset value, end of period....................          $22.41
                                                            ======
Total return......................................           -8.87%
Net assets, end of period (in millions)...........           $2
Ratio of expenses to average net assets...........            2.56%**
Ratio of net investment loss to average
net assets ......................................           -1.87%**
Portfolio turnover rate...........................           56.16%+

*Commencement of operations.
**Annualized.

+Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND*
Class C Shares(A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                  For the six
                     months       For the fiscal year ended March 31,
                     ended     -----------------------------------------
                    9-30-00    2000     1999     1998     1997     1996

Net asset value,
beginning of period  $28.58   $15.58   $15.04   $12.40  $  9.94    $9.36
                     ---------------------------------------------------
Income (loss) from
investment operations:
Net investment
  income (loss).....  (0.16)   (0.34)   (0.07)   (0.10)   (0.03)    0.08
Net realized and
  unrealized gain (loss)
  on investments....  (6.00)   15.14     1.55     4.12     2.50     0.63
                     ---------------------------------------------------
Total from investment
operations .........  (6.16)   14.80     1.48     4.02     2.47     0.71
                     ---------------------------------------------------
Less distributions:
From net investment
  income............  (0.00)   (0.00)   (0.00)   (0.00)   (0.01)   (0.11)
In excess of net
  investment income.  (0.00)   (0.00)   (0.00)   (0.00)   (0.00)   (0.02)
From capital gains .  (0.00)   (1.80)   (0.94)   (1.38)   (0.00)   (0.00)
                     ---------------------------------------------------
Total distributions..  (0.00)   (1.80)   (0.94)   (1.38)   (0.01)   (0.13)
                     ---------------------------------------------------
Net asset value,
end of period ...... $22.42   $28.58   $15.58   $15.04   $12.40    $9.94
                     ===================================================
Total return......... -21.55%   97.89%   10.36%   35.24%   24.85%    7.64%
Net assets, end of period
(in millions) ......   $179    $233      $100      $87     $50       $21
Ratio of expenses to
average net assets .   2.33%**  2.37%    2.35%    2.35%    2.46%    2.50%
Ratio of net investment
income (loss) to
average net assets .  -1.25%** -1.48%   -0.53%   -0.82%   -0.52%    0.63%
Portfolio turnover
rate ...............  56.16%  125.71%  116.25%  105.11%   94.76%   88.55%

(A)See Note 5.
 *International Growth Fund (formerly Global Income Fund) changed its name and investment objective effective April 20, 1995.
**Annualized.

FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                                  For the
                   For the six     For the fiscal              period from
                     months      year ended March 31,            12-29-95*
                      ended    -----------------------              to
                     9-30-00   2000     1999     1998     1997    3-31-96

Net asset value,
beginning of period  $29.86   $16.08   $15.35   $12.52  $  9.95    $9.70
                     ---------------------------------------------------
Income (loss) from
investment operations:
Net investment
  income (loss).....  (0.01)   (1.41)    0.05     0.01     0.02     0.02
Net realized and
  unrealized gain (loss)
  on investments....  (6.32)   16.99     1.62     4.20     2.56     0.23
                     ---------------------------------------------------
Total from investment
operations .........  (6.33)   15.58     1.67     4.21     2.58     0.25
                     ---------------------------------------------------
Less distributions:
From net investment
  income............  (0.00)   (0.00)   (0.00)   (0.00)   (0.01)   (0.00)

From capital gains .  (0.00)   (1.80)   (0.94)   (1.38)   (0.00)   (0.00)
                     ---------------------------------------------------
Total distributions..  (0.00)   (1.80)   (0.94)   (1.38)   (0.01)   (0.00)
                     ---------------------------------------------------
Net asset value,
end of period ...... $23.53   $29.86   $16.08   $15.35   $12.52    $9.95
                     ===================================================
Total return......... -21.20%   99.74%   11.41%   36.45%   25.93%    2.58%
Net assets, end of period
(000 omitted) ...... $3,574  $5,296      $629     $419    $227        $7
Ratio of expenses to
average net assets .   1.46%**  1.48%    1.44%    1.51%    1.59%   1.84%**
Ratio of net investment
income (loss) to
average net assets .  -0.35%** -0.80%    0.36%    0.07%    0.05%   1.07%**
Portfolio turnover
rate ...............  56.16%  125.71%  116.25%  105.11%   94.76%  88.55%**

 *Commencement of operations.
**Annualized.

SHAREHOLDER SUMMARY OF LARGE CAP GROWTH FUND

Large Cap Growth Fund

GOAL
To seek the appreciation of capital.

Strategy
Invests primarily in a diversified portfolio of common stock issued by growth-oriented large to medium sized U.S. and foreign companies that the
Manager believes have appreciation potential.

Founded
2000

Scheduled Dividend Frequency
Annually

Performance Summary -- Class A Shares

Per Share Data

For the Period Ended September 30, 2000

Net Asset Value on
    9-30-00               $12.61
    6-30-00                10.00
                          ------
Change per share          $ 2.61
                          ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF LARGE CAP GROWTH FUND

Average Annual Total Return(A)

                               CLASS A                      CLASS B
                            With       Without           With        Without
Period                  Sales Load(B) Sales Load(C)     CDSC(D)     CDSC(E)

1-year period

 ended 9-30-00               --          --                 --        --

5-year period
 ended 9-30-00               --          --                 --        --

10-year period
 ended 9-30-00               --          --                 --        --
Cumulative return since
   inception of Class(F)   18.85%      26.10%               20.55%    25.55%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.

(E)Performance data does not reflect the effect of paying the applicable
CDSC upon redemption at the end of the period.

(F)6-30-00 for Class A shares and 7-6-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

                                      CLASS C              CLASS Y(B)
                                With         Without
Period                         CDSC(C)        CDSC(D)

1-year period
ended 9-30-00                     --             --             --

5-year period

ended 9-30-00 --                  --             --

10-year period
ended 9-30-00 --                  --             --

Cumulative return since
inception of Class(E)           24.80%         25.80%         25.95%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data does not include the effect of sales charges, as Class
Y shares are not subject to these charges.

(C)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment.

(D)Performance data does not reflect the effect of paying the applicable

CDSC upon redemption at the end of the period.

(E)7-3-00 for Class C shares and 7-6-00 for Class Y shares (the date on which shares were first acquired by shareholders).

The recent growth rate and volatility in the stock market has helped produce short-term returns that may not be typical and may not continue in the future.

A substantial portion of the Fund's returns during recent periods is attributable to investments in initial public offerings. No assurance can be given that the Fund will continue to be able to invest in such offerings to the same extent as it has in the past or that future offerings in which the Fund invests will have as equally beneficial impact on performance.

SHAREHOLDER SUMMARY OF LARGE CAP GROWTH FUND

Portfolio Highlights

On September 30, 2000, Large Cap Growth Fund had net assets totaling
$18,492,902 invested in a diversified portfolio of:

71.10% Common Stock

28.90% Cash and Cash Equivalents

As a shareholder of Large Cap Growth Fund, for every $100
you had invested on September 30, 2000, your Fund owned:

Manufacturing Stocks                            $43.01

Cash and Cash Equivalents                       $28.90

Services Stocks                                 $16.24

Finance, Insurance and Real Estate Stocks       $ 6.39

Wholesale and Retail Trade Stocks               $ 3.78

Mining Stocks                                   $ 1.68

THE INVESTMENTS OF LARGE CAP GROWTH FUND
September 30, 2000

COMMON STOCKS                                      Shares       Value

Business Services -- 13.69%

Brocade Communications Systems, Inc.* ........     1,600   $    377,850
Cerner Corporation* ..........................     3,500        162,641
CheckFree Holdings Corporation* ..............     2,000         83,812
Intuit Inc.* .................................     2,300        131,172
Microsoft Corporation* .......................     3,600        217,125
Oracle Corporation* ..........................     8,600        677,250
Rational Software Corporation* ...............     6,100        423,378
Siebel Systems, Inc.* ........................     4,000        445,125
Veritas Software Corp.* ......................       100         14,222
                                                              2,532,575

Chemicals and Allied Products -- 14.95%
Forest Laboratories, Inc.* ...................     4,600        527,563
Johnson & Johnson ............................       400         37,575
Merck & Co., Inc. ............................     2,800        208,425
Pfizer Inc. ..................................    16,900        759,444
Pharmacia Corporation ........................     6,300        379,181
Schering-Plough Corporation ..................     7,800        362,700
Smith International, Inc.* ...................     6,000        489,375
                                                              2,764,263

Electronic and Other Electric Equipment -- 12.57%
ADC Telecommunications, Inc.* ................    14,200        380,294
Altera Corporation* ..........................     2,900        138,566
JDS Uniphase Corporation* ....................     1,900        179,847
Maxim Integrated Products, Inc.* .............     2,800        225,137
McData Corporation* ..........................     5,000        614,531
Nortel Networks Corporation ..................     7,000        416,938
Xilinx, Inc.* ................................     4,300        368,456
                                                              2,323,769

General Merchandise Stores -- 2.59%
Kohl's Corporation* ..........................     8,300        478,806

Health Services -- 1.24%
Health Management Associates, Inc., Class A* .    11,000        228,938

Industrial Machinery and Equipment -- 8.34%
Applied Materials, Inc.* .....................       800         47,400
Cisco Systems, Inc.* .........................     5,500        303,875
Cooper Cameron Corporation* ..................     4,400        324,225
EMC Corporation* .............................     5,300        525,363
Sun Microsystems, Inc.* ......................     2,900        340,659
                                                              1,541,522

Instruments and Related Products -- 4.46%
Guidant Corporation* .........................     5,800        409,987
Medtronic, Inc. ..............................     8,000        414,500
                                                                824,487

Insurance Carriers -- 0.10%
MGIC Investment Corporation ..................       300         18,337

Motion Pictures -- 1.31%
Time Warner Incorporated .....................     3,100        242,575

Nondepository Institutions -- 5.04%
Fannie Mae ...................................     7,900        564,850
Freddie Mac ..................................     6,800        367,625
                                                                932,475

Oil and Gas Extraction -- 1.68%
BJ Services Company* .........................     5,100        311,738

Security and Commodity Brokers -- 1.25%
Stilwell Financial Inc. ......................     5,300        230,550

Transportation Equipment -- 2.69%
Harley-Davidson, Inc. ........................    10,400        497,900

Wholesale Trade -- Nondurable Goods -- 1.19%
Philip Morris Companies Inc. .................     7,500        220,781

TOTAL COMMON STOCKS -- 71.10% ................             $ 13,148,716
(Cost: $12,529,285)

                                                 Principal
                                                 Amount in
SHORT-TERM SECURITIES                            Thousands
                                                                Value

Commercial Paper -- 1.06%
  Nondepository Institutions
  PACCAR Financial Corp.,
  6.49%, Master Note..........................    $  195   $    195,000

Repurchase Agreements -- 26.31%
J.P. Morgan Securities Inc.,
  6.37% Repurchase Agreement dated 9-29-00,
  to be repurchased at $4,868,583
  on 10-2-00**................................     4,866      4,866,000

TOTAL SHORT-TERM SECURITIES -- 27.37% ........             $  5,061,000
(Cost: $5,061,000)

TOTAL INVESTMENT SECURITIES -- 98.47% ........             $ 18,209,716
(Cost: $17,590,285)

CASH AND OTHER ASSETS, NET OF LIABILITIES -- 1.53%              283,186

NET ASSETS -- 100.00% ........................             $ 18,492,902

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

**Collateralized by $4,716,000 U.S. Treasury Bonds, 6.375% due 8-15-27;
market value and accrued interest aggregate $4,949,147.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

LARGE CAP GROWTH FUND
September 30, 2000
(In Thousands, Except for Per Share Amounts)

Assets
Investment securities -- at value (Notes 1 and 3)                   $
18,210
Cash
       ..........................................                   1
Receivables:
  Fund shares sold...............................                 252
  Dividends and interest.........................                   6
Prepaid registration fee ........................                  55
                                                           ----------
   Total assets .................................              18,524
                                                           ----------
Liabilities
Payable to Fund shareholders ....................                  16
Accrued transfer agency and dividend
  disbursing (Note 2)............................                   4
Accrued service fee (Note 2) ....................                   2
Accrued distribution fee ........................                   2
Accrued accounting services fee (Note 2) ........                   1
Other  ..........................................                   6
                                                           ----------
   Total liabilities ............................                  31
                                                           ----------
     Total net assets............................          $   18,493
                                                           ==========
Net Assets
$0.01 par value capital stock
  Capital stock..................................          $       15
  Additional paid-in capital.....................              17,199
Accumulated undistributed income:
  Accumulated undistributed net investment
   income .......................................                  47
  Accumulated undistributed net realized gain
   on investments ...............................                 613
  Net unrealized appreciation of investments.....                 619
                                                            ---------
   Net assets applicable to outstanding units
     of capital..................................          $   18,493
                                                           ==========
Net asset value per share (net assets divided
by shares outstanding):
Class A .........................................                 $12.61
Class B .........................................                 $12.58
Class C .........................................                 $12.59
Class Y .........................................                 $12.62
Capital shares outstanding:
Class A .........................................                 989
Class B .........................................                  85
Class C .........................................                 368
Class Y .........................................                  25
Capital shares authorized.........................             400,000

STATEMENT OF OPERATIONS

LARGE CAP GROWTH FUND
For the Fiscal Period Ended September 30, 2000
(In Thousands)

INVESTMENT INCOME

Income (Note 1B):
  Interest and amortization......................              $   69
  Dividends......................................                   8
                                                               ------
   Total income .................................                  77
                                                               ------
Expenses (Note 2):
  Investment management fee......................                  17
  Distribution fee:

   Class Y ......................................                 --*
  Transfer agency and dividend disbursing:
   Class A ......................................                   3
   Class B ......................................                   1
   Class C ......................................                   2
  Legal fees.....................................                   5
  Registration fees..............................                   4
  Service fee:
   Class A ......................................                   2
   Class B ......................................                   1
   Class C ......................................                   1
  Custodian fees.................................                   3
  Accounting services fee........................                   1
  Shareholder servicing fee -- Class Y...........                 --*
  Other..........................................                   1
                                                               ------
   Total ........................................                  47
     Less expenses in excess of voluntary waiver
      of management fee (Note 2) ................                 (17)
                                                               ------
      Total expenses ............................                  30
                                                               ------
         Net investment income ..................                  47
                                                               ------
Realized and Unrealized Gain on
Investments (Notes 1 and 3)
Realized net gain on investments ................                 613
Unrealized appreciation in value of investments
  during the period..............................                 619
                                                               ------
  Net gain on investments........................               1,232
                                                               ------
   Net increase in net assets resulting from
     operations..................................              $1,279
                                                               ======

*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS

LARGE CAP GROWTH FUND
For the Fiscal Period Ended September 30, 2000
(In Thousands)

INCREASE IN NET ASSETS
Operations:
  Net investment income..........................             $    47
  Realized net gain on investments...............                 613
  Unrealized appreciation........................                 619
                                                              -------
   Net increase in net assets resulting
     from operations.............................               1,279
                                                              -------
Capital share transactions (Note 5) .............              14,214
                                                              -------
  Total increase.................................              15,493
Net Assets
Beginning of period .............................               3,000
                                                              -------
End of period ...................................             $18,493
                                                              =======
Undistributed net investment income .............                 $47
                                                              =======

*See "Financial Highlights" on pages 59-62.

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND
Class A Shares

For a Share of Capital Stock Outstanding Throughout The Period:

                                                         For the
                                                       period from
                                                        6-30-00*
                                                           to
                                                         9-30-00
Net asset value, beginning of period..............        $10.00
                                                          ------
Income from investment operations:
Net investment income ...........................          0.04
Net realized and unrealized gain on investments .          2.57
                                                          ------
Total from investment operations..................          2.61
                                                          ------
Less distributions:
From net investment income ......................         (0.00)
From capital gains ..............................         (0.00)
                                                          ------
Total distributions...............................         (0.00)
                                                          ------
Net asset value, end of period....................        $12.61
                                                          ======
Total return**....................................         26.10%
Net assets, end of period (in millions)...........            $12
Ratio of expenses to average net assets...........          0.95%+
Ratio of net investment income to average
net assets ......................................          2.26%+
Portfolio turnover rate...........................         21.95%

*Commencement of operations.

**Total return calculated without taking into account the sales load deducted on an initial purchase.

+Annualized.

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                         For the
                                                       period from
                                                         7-6-00*
                                                           to
                                                         9-30-00

Net asset value, beginning of period..............        $10.02
                                                          ------
Income from investment operations:
Net investment income ...........................          0.01
Net realized and unrealized gain on
  investments....................................          2.55
                                                          ------
Total from investment operations..................          2.56
                                                          ------
Less distributions:
From net investment income ......................         (0.00)
From capital gains ..............................         (0.00)
                                                          ------
Total distributions...............................         (0.00)
                                                          ------
Net asset value, end of period....................        $12.58
                                                          ======
Total return......................................         25.55%
Net assets, end of period (in millions)...........             $1
Ratio of expenses to average net assets...........          2.43%**
Ratio of net investment income to average
net assets ......................................          0.60%**
Portfolio turnover rate...........................         21.95%

*Commencement of operations.

**Annualized.

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                        For the
                                                      period from
                                                        7-3-00*
                                                          to
                                                        9-30-00

Net asset value, beginning of period..............       $10.00
                                                         ------
Income from investment operations:
Net investment income ...........................         0.02
Net realized and unrealized gain on
  investments....................................         2.60
                                                         ------
Total from investment operations..................         2.62
                                                         ------
Less distributions:
From net investment income ......................        (0.00)
From capital gains ..............................        (0.00)
                                                         ------
Total distributions...............................        (0.00)
                                                         ------
Net asset value, end of period....................       $12.62
                                                         ======
Total return......................................        25.80%
Net assets, end of period (in millions)...........           $5
Ratio of expenses to average net assets...........         1.78%**
Ratio of net investment income to average
net assets ......................................         1.24%**
Portfolio turnover rate...........................        21.95%

*Commencement of operations.

**Annualized.

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                        For the
                                                      period from
                                                        7-6-00*
                                                          to
                                                        9-30-00

Net asset value, beginning of period..............       $10.02
                                                         ------
Income from investment operations:
Net investment income ...........................         0.05
Net realized and unrealized gain on
  investments....................................         2.55
                                                         ------
Total from investment operations..................         2.60
                                                         ------
Less distributions:
From net investment income ......................        (0.00)
From capital gains ..............................        (0.00)
                                                         ------
Total distributions...............................        (0.00)
                                                         ------
Net asset value, end of period....................       $12.62
                                                         ======
Total return......................................        25.95%
Net assets, end of period (000 omitted)...........         $314
Ratio of expenses to average net assets...........         0.93%**
Ratio of net investment income to average
net assets ......................................         2.35%**
Portfolio turnover rate...........................        21.95%

*Commencement of operations.

**Annualized.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND

Limited-Term Bond Fund

GOAL
To seek a high level of current income consistent with preservation of capital.

Strategy
Invests primarily in investment-grade debt securities of U.S. issuers, including corporate bonds, mortgage-backed securities and U.S. Government securities. The Fund maintains a dollar-weighted average maturity of not less than two years and not more than five years.

Founded
1992

Scheduled Dividend Frequency
Monthly

Performance Summary -- Class C Shares

Per Share Data

For the Six Months Ended September 30, 2000

Dividends Paid        $0.25
                      -----
Net Asset Value on
 9-30-00             $9.89
 3-31-00              9.76
                     -----
Change per share      $0.13
                     =====

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND

Average Annual Total Return(A)

                                    CLASS A                 CLASS B
                                  With Without             With Without
Period Sales                    Load(B) Sales Load(C)   CDSC(D)  CDSC(E)

1-year period
ended 9-30-00                     --        --           --        --

5-year period
ended 9-30-00                     --        --           --        --

10-year period
ended 9-30-00                     --        --           --        --

Cumulative return since
inception of Class(F)           -3.16%    1.14%         -2.92%    2.08%

A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
 Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the period.

C)Performance data does not take into account the sales load deducted on an initial purchase.

D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.

E)Performance data does not reflect the effect of paying the applicable
 CDSC upon redemption at the end of the period.

F)8-17-00 for Class A shares and 7-3-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period                                      CLASS C(B)      CLASS Y(C)

1-year period ended 9-30-00                   4.90%           5.88%

5-year period ended 9-30-00                   4.33%             --

10-year period ended 9-30-00                    --              --

Since inception of Class(D)                   4.21%           4.92%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
  Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class
  C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as
  Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class
  Y shares are not subject to these charges.

(D)9-21-92 for Class C shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND

Portfolio Highlights

On September 30, 2000, Limited-Term Bond Fund had net assets totaling
$18,841,957 invested in a diversified portfolio of:

96.26% Bonds

3.74% Cash and Cash Equivalents

As a shareholder of Limited-Term Bond Fund, for every $100
you had invested on September 30, 2000, your Fund owned:

Corporate Bonds               $60.20

U.S. Government Securities    $34.80

Cash and Cash Equivalents     $ 3.74

Municipal Bond                $ 1.26

THE INVESTMENTS OF LIMITED-TERM BOND FUND

                                                Principal
                                                Amount in
CORPORATE DEBT SECURITIES                       Thousands     Value

Auto Repair, Services and Parking -- 3.18%
Hertz Corporation (The),
7.375%, 6-15-01 ..............................     $600      $599,772

Communication -- 3.21%
Westinghouse Electric Corporation,
8.875%, 6-1-01 ...............................      600       605,112

Depository Institutions -- 5.94%
Mercantile Bancorporation Inc.,
7.625%, 10-15-02 .............................      600       607,560
Wells Fargo & Company,
8.375%, 5-15-02 ..............................      500       512,215
                                                            1,119,775
Electric, Gas and Sanitary Services -- 6.73%
NorAm Energy Corp.,
6.375%, 11-1-03 ..............................      600       587,526
UtiliCorp United,
6.875%, 10-1-04 ..............................      500       489,980
WMX Technologies, Inc.,
7.0%, 5-15-05 ................................      200       190,496
                                                            1,268,002

Food and Kindred Products -- 3.21%
Grand Metropolitan Investment Corp.,
7.125%, 9-15-04 ..............................      600       603,864

General Merchandise Stores -- 2.57%
Penney (J.C.) Company, Inc.,
7.6%, 4-1-07 .................................      600       485,046

Industrial Machinery and Equipment -- 2.13%
Black & Decker Corp.,
7.5%, 4-1-03 .................................      400       400,352

Instruments and Related Products -- 4.39%
Baxter International Inc.,
8.125%, 11-15-01 .............................      350       353,182
Raytheon Company,
6.75%, 8-15-07 ...............................      500       473,680
                                                              826,862
Insurance Carriers -- 1.86%
Aon Corporation,
7.4%, 10-1-02 ................................      350       350,609

Nondepository Institutions -- 14.14%
American General Finance Corporation,
6.2%, 3-15-03 ................................     $500    $  490,910
Aristar, Inc.,
5.85%, 1-27-04 ...............................      500       479,970
Avco Financial Services, Inc.,
7.375%, 8-15-01 ..............................      600       601,980
Ford Motor Credit Company,

6.7%, 7-16-04 ................................      500       491,865
General Motors Acceptance Corporation,
7.0%, 9-15-02 ................................      600       599,958
                                                            2,664,683
Petroleum and Coal Products -- 3.38%
Chevron Corporation Profit Sharing/Savings
Plan Trust Fund,
8.11%, 12-1-04 ...............................      375       382,214
USX Corporation,
9.8%, 7-1-01 .................................      250       254,547
                                                              636,761
Railroad Transportation -- 6.30%
Norfolk Southern Corporation,
7.35%, 5-15-07 ...............................      588       583,684
Union Pacific Corporation,
7.875%, 2-15-02 ..............................      600       603,564
                                                            1,187,248
Transportation Equipment -- 3.16%
Lockheed Martin Corporation,
7.25%, 5-15-06 ...............................      600       595,170

TOTAL CORPORATE DEBT SECURITIES -- 60.20% ....            $11,343,256
(Cost: $11,585,871)

MUNICIPAL BOND -- 1.26%

Kansas
Kansas Development Finance Authority,
Health Facilities Revenue Bonds
  (Stormont-Vail HealthCare, Inc.), Taxable,
7.25%, 11-15-02 ..............................      235$      237,937
(Cost: $235,000)

UNITED STATES GOVERNMENT SECURITIES

Federal Home Loan Mortgage Corporation:
  6.05%, 9-15-20..............................     $325$      321,358
  6.5%, 6-15-24...............................      573       564,792

Federal National Mortgage Association:
  6.0%, 11-1-00...............................       55        53,968
  6.21%, 8-15-05..............................      500       482,890
  7.5%, 11-15-06..............................      500       493,280
  8.0%, 2-1-08................................       75        76,252
  6.5%, 12-1-10...............................      333       326,659
  6.0%, 1-1-11................................      289       278,416
  6.5%, 2-1-11................................      338       331,165
  7.0%, 5-1-11................................      195       194,251
  7.0%, 7-1-11................................      225       223,785
  7.0%, 9-1-12................................      272       270,122
  6.0%, 11-1-13...............................      414       397,877
  7.0%, 8-25-14...............................      500       497,030
  7.0%, 9-1-14................................      458       455,612
  7.0%, 4-1-26................................      277       271,604

Government National Mortgage Association:
  6.5%, 1-15-14...............................      401       395,126
  7.0%, 4-15-29...............................      550       541,983
  7.0%, 7-15-29...............................      387       381,609

TOTAL UNITED STATES GOVERNMENT SECURITIES -- 34.80%       $ 6,557,779
(Cost: $6,649,406)

TOTAL SHORT-TERM SECURITIES -- 5.00% .........
                                                          $   941,000
(Cost: $941,000)

TOTAL INVESTMENT SECURITIES -- 101.26% .......
                                                          $19,079,972
(Cost: $19,411,277)

LIABILITIES, NET OF CASH AND OTHER
  ASSETS -- (1.26%)...........................
                                                             (238,015)

NET ASSETS -- 100.00% ........................
                                                          $18,841,957
Notes to Schedule of Investments

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

LIMITED-TERM BOND FUND

September 30, 2000
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities -- at value (Notes 1 and 3)
$19,080
Cash ..........................................                   1
Receivables:
  Dividends and interest.........................                 307
  Fund shares sold...............................                   1
Prepaid insurance premium .......................                 --*
Other assets ....................................                  24
                                                              -------
   Total assets .................................              19,413
                                                              -------

Liabilities
Payable for investment securities purchased .....                 496
Payable to Fund shareholders ....................                  55
Accrued transfer agency and dividend
  disbursing (Note 2)............................                   7
Dividends payable ...............................                   7
Accrued service fee (Note 2) ....................                   4
Accrued accounting services fee (Note 2) ........                   1
Accrued distribution fee (Note 2) ...............                   1
                                                              -------
   Total liabilities ............................                 571
                                                              -------
     Total net assets............................             $18,842
                                                              =======
Net Assets
$0.01 par value capital stock
  Capital stock..................................                 $19
  Additional paid-in capital.....................              19,462
Accumulated undistributed loss:
  Accumulated undistributed net realized
   loss on investments ..........................                (308)
  Net unrealized depreciation of investments.....                (331)
                                                              -------
   Net assets applicable to outstanding
     units of capital............................             $18,842
                                                              =======
Net asset value per share (net assets
divided by shares outstanding):
Class A .........................................              $9.89
Class B .........................................              $9.89
Class C .........................................              $9.89
Class Y .........................................              $9.89
Capital shares outstanding:
Class A .........................................                  10
Class B .........................................                  30
Class C .........................................               1,733
Class Y .........................................                 133
Capital shares authorized.........................             200,000

*Not shown due to rounding.

STATEMENT OF OPERATIONS

LIMITED-TERM BOND FUND
For the Six Months Ended September 30, 2000

(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
  Interest and amortization......................                $661
                                                                 ----
Expenses (Note 2):
  Distribution fee:
   Class A ......................................                 --*
   Class B ......................................                 --*
   Class C ......................................                  67
   Class Y ......................................                   2
  Investment management fee......................                  48
  Transfer agency and dividend disbursing:
   Class A ......................................                 --*
   Class B ......................................                 --*
   Class C ......................................                  33
  Service fee:
   Class A ......................................                 --*
   Class B ......................................                 --*
   Class C ......................................                  23
  Registration fees..............................                  15
  Accounting services fee........................                   5
  Custodian fees.................................                   3
  Audit fees.....................................                   8
  Legal fees.....................................                   1
  Shareholder servicing fee -- Class Y...........                   1
  Other..........................................                   1
                                                                 ----
  Total..........................................                 207
   Less expenses in excess of voluntary waiver
     of management fee (Note 2)..................                 (48)
                                                                 ----
     Total expenses..............................                 159
                                                                 ----
      Net investment income .....................                 502
                                                                 ----
Realized and Unrealized Gain (Loss) on
Investments (Notes 1 and 3)
Realized net loss on investments ................                 (33)
Unrealized appreciation in value of
  investments during the period..................                 283
                                                                 ----
  Net gain on investments........................                 250
                                                                 ----
   Net increase in net assets resulting
     from operations.............................                $752
                                                                 ====

*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS

LIMITED-TERM BOND FUND
(In Thousands)

                                              For the six   For the fiscal
                                              months ended      year ended
                                             September 30,       March 31,
                                                  2000             2000

Decrease in Net Assets
Operations:
  Net investment income.....................    $   502          $ 1,079
  Realized net loss on investments..........        (33)            (122)
  Unrealized appreciation (depreciation)....        283             (799)
                                               -------------------------
   Net increase in net assets
     resulting from operations..............        752              158
                                               -------------------------
Distributions to shareholders from
  net investment income  (Note 1E):*
   Class A .................................         (1)              --
   Class B .................................         (2)              --
   Class C .................................       (460)          (1,045)
   Class Y .................................        (39)             (34)
                                               -------------------------
                                                   (502)          (1,079)
                                               -------------------------
Capital share transactions (Note 5) ........     (1,603)            (458)
                                               -------------------------
  Total decrease............................     (1,353)          (1,379)
Net Assets
Beginning of period ........................     20,195           21,574
                                               -------------------------
End of period ..............................    $18,842          $20,195
                                               =========================
Undistributed net investment income ........   $     --         $     --
                                               =========================

*See "Financial Highlights" on pages 72-75.

FINANCIAL HIGHLIGHTS

LIMITED-TERM BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                         For the
                                                       period from
                                                        8-17-00*
                                                           to
                                                         9-30-00

Net asset value, beginning of period..............         $9.84
                                                          -----
Income from investment operations:
Net investment income ...........................          0.07
Net realized and unrealized gain on
  investments....................................          0.05
                                                          -----
Total from investment operations..................          0.12
                                                          -----
Less distributions:
Declared from net investment income .............         (0.07)
From capital gains ..............................         (0.00)
                                                          -----
Total distributions...............................         (0.07)
                                                          -----
Net asset value, end of period....................         $9.89
                                                          =====
Total return**....................................          1.14%
Net assets, end of period (000 omitted)...........           $95
Ratio of expenses to average net assets...........          1.27%+
Ratio of net investment income to average
net assets ......................................          5.54%+
Portfolio turnover rate...........................          3.17%++

*Commencement of operations.

**Total return calculated without taking into account the sales load deducted on an initial purchase.

+Annualized.

++Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

LIMITED-TERM BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                        For the
                                                      period from
                                                        7-3-00*
                                                           to
                                                        9-30-00

Net asset value, beginning of period..............        $9.80
                                                         -----
Income from investment operations:
Net investment income ...........................         0.12
Net realized and unrealized gain on
  investments....................................         0.09
                                                         -----
Total from investment operations..................         0.21
                                                         -----
Less distributions:
Declared from net investment income .............        (0.12)
From capital gains ..............................        (0.00)
                                                         -----
Total distributions...............................        (0.12)
                                                         -----
Net asset value, end of period....................        $9.89
                                                         =====
Total return......................................         2.08%
Net assets, end of period (000 omitted)...........         $297

Ratio of expenses to average net assets...........         1.99%**
Ratio of net investment income to average
net assets ......................................         4.81%**
Portfolio turnover rate...........................         3.17%+

*Commencement of operations.

**Annualized.

+Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

LIMITED-TERM BOND FUND

Class C Shares(A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                   For the six
                     Months     For the fiscal year ended March 31,
                      ended    -----------------------------------------
                     9-30-00   2000     1999     1998     1997     1996

Net asset value,
beginning of period   $9.76   $10.16   $10.14  $  9.90   $10.00   $ 9.70
                      --------------------------------------------------
Income from investment
operations:
Net investment
  income............   0.25     0.47     0.44     0.45     0.44     0.41
Net realized and
  unrealized gain (loss)
  on investments....   0.13    (0.40)    0.02     0.24    (0.09)    0.30
                      --------------------------------------------------
Total from investment
operations .........   0.38     0.07     0.46     0.69     0.35     0.71
                      --------------------------------------------------
Less distributions:
Declared from net
  investment income.  (0.25)   (0.47)   (0.44)   (0.45)   (0.44)   (0.41)
From capital gains .  (0.00)   (0.00)   (0.00)   (0.00)   (0.01)   (0.00)
                      --------------------------------------------------
Total distributions..  (0.25)   (0.47)   (0.44)   (0.45)   (0.45)   (0.41)
                      --------------------------------------------------
Net asset value,
end of period ......  $9.89   $ 9.76   $10.16   $10.14   $ 9.90   $10.00
                      ==================================================
Total return.........   3.99%    0.73%    4.65%    7.15%    3.52%    7.41%
Net assets, end of
 period
(000 omitted) ......
                    $17,138 $18,966   $21,311  $18,148 $17,770   $23,682
Ratio of expenses
to average net assets  1.72%*   1.81%    2.11%    2.12%    2.07%    2.10%
Ratio of net investment
income to average
net assets .........   5.14%*   4.75%    4.34%    4.52%    4.40%    4.14%
Portfolio turnover
rate ...............   3.17%   37.02%   32.11%   27.37%   23.05%   22.08%

(A)See Note 5.

*Annualized.

FINANCIAL HIGHLIGHTS

LIMITED-TERM BOND FUND

Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                                  For the
                   For the six         For the fiscal          period from
                     months          year ended March 31,        12-29-95*
                      ended    -------------------------------      to
                     9-30-00   2000     1999     1998     1997    3-31-96

Net asset value,
beginning of period   $9.76   $10.16   $10.14   $ 9.90   $10.00   $10.16
                      --------------------------------------------------
Income (loss) from
investment operations:
Net investment
  income............   0.30     0.57     0.53     0.53     0.52     0.11
Net realized and
  unrealized gain (loss)
  on investments....   0.13    (0.40)    0.02     0.24    (0.09)   (0.16)
                      --------------------------------------------------
Total from investment
operations .........   0.43     0.17     0.55     0.77     0.43    (0.05)
                      --------------------------------------------------
Less distributions:
Declared from net
  investment income.  (0.30)   (0.57)   (0.53)   (0.53)   (0.52)   (0.11)
From capital gains .  (0.00)   (0.00)   (0.00)   (0.00)   (0.01)   (0.00)
                      --------------------------------------------------
Total distributions..  (0.30)   (0.57)   (0.53)   (0.53)   (0.53)   (0.11)
                      --------------------------------------------------
Net asset value,
end of period ......  $9.89   $ 9.76   $10.16   $10.14   $ 9.90   $10.00
                      ==================================================
Total return.........   4.50%    1.69%    5.60%    7.91%    4.33%   -0.49%
Net assets, end of period
(000 omitted) ......$1,312 $1,229     $263     $184     $105       $1
Ratio of expenses to
average net assets .   0.72%**  0.69%    1.20%    1.32%    1.04%   1.18%**
Ratio of net investment
income to average
net assets .........   6.14%**  6.03%    5.25%    5.32%    5.62%   4.70%**
Portfolio turnover
rate ...............   3.17%   37.02%   32.11%   27.37%   23.05%  22.08%**

*Commencement of operations.

**Annualized.

SHAREHOLDER SUMMARY OF MID CAP GROWTH FUND

Mid Cap Growth Fund

GOAL
To seek the growth of capital.

Strategy
Invests primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Mid Cap Growth Index and that the Manager believes offer above-average growth potential.

Founded
2000

Scheduled Dividend Frequency
Annually

Performance Summary -- Class A Shares

Per Share Data

For the Period Ended September 30, 2000

Net Asset Value on
 9-30-00           $11.70
 6-30-00            10.00
                   ------
Change per share    $ 1.70
                   ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MID CAP GROWTH FUND

Average Annual Total Return(A)

                        CLASS A                      CLASS B

                         With          Without        With     Without
Period                Sales Load(B)  Sales Load(C)    CDSC(D)   CDSC(E)

1-year period
ended 9-30-00              --              --           --        --

5-year period
ended 9-30-00              --              --           --        --

10-year period
ended 9-30-00              --              --           --        --

Cumulative return since
inception of Class(F)    10.27%          17.00%       11.58%    16.58%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
  Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.

(E)Performance data does not reflect the effect of paying the applicable
  CDSC upon redemption at the end of the period.

(F)6-30-00 for Class A shares and 7-6-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

                                      CLASS C              CLASS Y(B)

                                With         Without
Period                         CDSC(C)        CDSC(D)

1-year period
ended 9-30-00                     --             --             --

5-year period
ended 9-30-00                     --             --             --

10-year period

ended 9-30-00                     --             --             --

Cumulative return since
inception of Class(E)           15.80%         16.80%         14.37%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
  Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data does not include the effect of sales charges, as Class
  Y shares are not subject to these charges.

(C)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment.

(D)Performance data does not reflect the effect of paying the applicable
  CDSC upon redemption at the end of the period.

(E)7-3-00 for Class C shares and 7-10-00 for Class Y shares (the date on which shares were first acquired by shareholders).

A substantial portion of the Fund's returns during recent periods is attributable to investments in initial public offerings. No assurance can be given that the Fund will continue to be able to invest in such offerings to the same extent as it has in the past or that future offerings in which the Fund invests will have as equally beneficial impact on performance.

SHAREHOLDER SUMMARY OF MID CAP GROWTH FUND

Portfolio Highlights

On September 30, 2000, Mid Cap Growth Fund had net assets totaling
$10,321,586 invested in a diversified portfolio of:

67.61% Common Stock

32.39% Cash and Cash Equivalents

As a shareholder of Mid Cap Growth Fund, for every $100
you had invested on September 30, 2000, your Fund owned:

Cash and Cash Equivalents                     $32.39

Manufacturing Stocks                          $28.03

Services Stocks                               $16.79

Transportation, Communication, Electric and

 Sanitary Services Bonds                     $10.71

Finance, Insurance and Real Estate Stocks     $ 5.03

Mining Stocks                                 $ 4.99

Wholesale and Retail Trade Stocks             $ 2.06

THE INVESTMENTS OF MID CAP GROWTH FUND

COMMON STOCKS                                     Shares       Value

Business Services -- 12.88%
Aether Systems, Inc.* ........................      850       $89,702
Cerner Corporation* ..........................    2,900       134,759
Certicom Corp.* ..............................    1,500        59,766
CheckFree Holdings Corporation* ..............    5,250       220,008
Critical Path, Inc.* .........................    1,450        87,498
Descartes Systems* ...........................    5,850       288,844
Digital Insight Corporation* .................    4,500       159,609
Getty Images, Inc.* ..........................    2,200        66,894
Quintus Corporation* .........................   20,700       176,921
S1 Corporation* ..............................    3,800        45,481
                                                            1,329,482
Chemicals and Allied Products -- 7.80%
Biogen, Inc.* ................................    2,250       137,320
Cubist Pharmaceuticals, Inc.* ................    3,100       161,297
Genzyme Corporation -- General Division* .....    1,150        78,452
IVAX Corporation* ............................    2,300       105,800
King Pharmaceuticals, Inc.* ..................    6,450       215,672
QLT Inc.* ....................................    1,500       106,359
                                                              804,900
Data Processing and Preparation -- 2.91%
Acxiom Corporation* ..........................    9,500       300,437

Depository Institutions -- 5.03%
Concord EFS, Inc.* ...........................   14,600       518,756

Educational Services -- 1.00%
Edison Schools Inc.* .........................    3,250       103,391

Electric, Gas and Sanitary Services -- 3.52%
El Paso Energy Corporation ...................    5,900       363,588

Electronic and Other Electric Equipment -- 7.93%
C-MAC Industries Inc.* .......................    2,900       166,750
Cypress Semiconductor Corporation* ...........    4,550       189,109
Lattice Semiconductor Corporation* ...........    3,700       198,760
Maytag Corporation ...........................      900        27,956
Micron Technology, Inc.* .....................    3,600       165,600
Viasystems Group, Inc.* ......................    4,150        70,550
                                                              818,725
Industrial Machinery and Equipment -- 11.01%
Baker Hughes Incorporated ....................   10,200       378,675
Concurrent Computer Corp.* ...................   13,500       256,922
Cooper Cameron Corporation* ..................    2,850       210,010
CoSine Communications, Inc.* .................    3,050       168,131
RSA Security Inc.* ...........................    2,850       122,817
                                                            1,136,555
Instruments and Related Products -- 1.29%
PE Corporation -- Celera Genomics Group* .....      750        74,719
PE Corporation -- PE Biosystems Group ........      500        58,250
                                                              132,969
Oil and Gas Extraction -- 4.99%
Burlington Resources Incorporated ............    8,050       296,341
Noble Affiliates, Inc. .......................    5,900       219,037
                                                              515,378
Telephone and Radiotelephone Communication -- 7.19%
LCC International, Inc.* .....................    9,000       130,781
Research In Motion Limited* ..................    6,200       611,281
                                                              742,062
Wholesale Trade -- Nondurable Goods -- 2.06%
Repeater Technologies, Inc.* .................   18,500       212,172

TOTAL COMMON STOCKS -- 67.61% ................             $6,978,415
(Cost: $6,830,228)

                                               Principal
                                               Amount in
SHORT-TERM SECURITIES                          Thousands

Commercial Paper -- 3.77%
  Nondepository Institutions
  PACCAR Financial Corp.,
     6.49%, Master Note.......................  $   389       389,000

Repurchase Agreements -- 33.08%
J.P. Morgan Securities Inc.,
  6.37% Repurchase Agreement dated 9-29-00,
  to be repurchased at $3,416,813 on 10-2-00**    3,415     3,415,000

TOTAL SHORT-TERM SECURITIES -- 36.85% ........            $ 3,804,000
(Cost: $3,804,000)

TOTAL INVESTMENT SECURITIES -- 104.46% .......            $10,782,415
(Cost: $10,634,228)

LIABILITIES, NET OF CASH AND OTHER
  ASSETS -- (4.46%)...........................               (460,829)

NET ASSETS -- 100.00% ........................            $10,321,586

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

**Collateralized by $3,445,503 U.S. Treasury Bonds, 6.375% due 8-15-27;
market value and accrued interest aggregate $3,473,638.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

MID CAP GROWTH FUND
September 30, 2000
(In Thousands, Except for Per Share Amounts)

ASSETS

Investment securities -- at value
  (Notes 1 and 3)................................             $10,782
Cash
       ..........................................                   1
Receivables:
  Investment securities sold.....................                 154
  Fund shares sold...............................                 131
  Dividends and interest.........................                   4
Prepaid registration fees .......................                  51
                                                              -------
   Total assets .................................              11,123
                                                              -------
Liabilities
Payable for investment securities purchased .....                 761
Payable to Fund shareholders ....................                  31
Accrued transfer agency and dividend
  disbursing (Note 2)............................                   3
Accrued distribution fee (Note 2) ...............                   1
Accrued service fee (Note 2) ....................                   1
Other  ..........................................                   4
                                                              -------
   Total liabilities ............................                 801
                                                              -------
     Total net assets............................             $10,322
                                                              =======

Net Assets
$0.01 par value capital stock
  Capital stock..................................             $     9
  Additional paid-in capital.....................               9,612
Accumulated undistributed income:
  Accumulated undistributed net investment
   income .......................................                  27
  Accumulated undistributed net realized
   gain on investments ..........................                 526
  Net unrealized appreciation of investments.....                 148
                                                              -------
   Net assets applicable to outstanding units
     of capital..................................             $10,322
                                                              =======
Net asset value per share (net assets divided

by shares outstanding):
Class A .........................................             $11.70
Class B .........................................             $11.67
Class C .........................................             $11.68
Class Y .........................................             $11.70
Capital shares outstanding:
Class A .........................................                 621
Class B .........................................                  60
Class C .........................................                 185
Class Y .........................................                  16
Capital shares authorized.........................             400,000

STATEMENT OF OPERATIONS

MID CAP GROWTH FUND

For the Fiscal Period Ended September 30, 2000
(In Thousands)

INVESTMENT INCOME

Income (Note 1B):
  Interest and amortization......................                $ 44
  Dividends......................................                   2
                                                                 ----
   Total income .................................                  46
                                                                 ----
Expenses (Note 2):
  Investment management fee......................                  14
  Distribution fee:

   Class Y ......................................                 --*
  Transfer agency and dividend disbursing:
   Class A ......................................                   2
   Class B ......................................                   1
   Class C ......................................                   1
  Registration fees..............................                   4
  Legal fees.....................................                   3
  Service fee:
   Class A ......................................                   1
   Class B ......................................                 --*
   Class C ......................................                   1
  Custodian fees.................................                   2
  Shareholder servicing fee -- Class Y...........                 --*
                                                                 ----
   Total ........................................                  33
     Less expenses in excess of voluntary waiver
      of management fee (Note 2) ................                 (14)
                                                                 ----
      Total expenses ............................                  19
                                                                 ----
        Net investment income ...................                  27
                                                                 ----
Realized and Unrealized Gain on
Investments (Notes 1 and 3)
Realized net gain on investments ................                 526
Unrealized appreciation in value of
  investments during the period..................                 148
                                                                 ----
  Net gain on investments........................                 674
                                                                 ----
   Net increase in net assets resulting
     from operations.............................                $701
                                                                 ====

*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS

MID CAP GROWTH FUND
For the Fiscal Period Ended September 30, 2000
(In Thousands)

INCREASE IN NET ASSETS
Operations:
  Net investment income..........................             $    27
  Realized net gain on investments...............                 526
  Unrealized appreciation........................                 148
                                                              -------
   Net increase in net assets resulting
     from operations.............................                 701
                                                              -------
Capital share transactions (Note 5) .............               6,621
                                                              -------
  Total increase.................................               7,322

NET ASSETS
Beginning of period .............................               3,000
                                                              -------
End of period ...................................             $10,322
                                                              =======
Undistributed net investment income .............                 $27
                                                              =======

*See "Financial Highlights" on pages 84-87.

FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                          For the
                                                        period from
                                                         6-30-00*
                                                            to
                                                          9-30-00

Net asset value, beginning of period..............         $10.00
                                                           ------
Income from investment operations:
Net investment income ...........................           0.04
Net realized and unrealized gain on
  investments....................................           1.66
                                                           ------
Total from investment operations..................           1.70
                                                           ------
Less distributions:
From net investment income ......................          (0.00)
From capital gains ..............................          (0.00)
                                                           ------
Total distributions...............................          (0.00)
                                                           ------
Net asset value, end of period....................         $11.70
                                                           ======
Total return**....................................          17.00%
Net assets, end of period (in millions)...........             $7
Ratio of expenses to average net assets...........           0.94%+

Ratio of net investment income to average
net assets ......................................           1.98%+
Portfolio turnover rate...........................          47.66%

*Commencement of operations.

**Total return calculated without taking into account the sales load deducted on an initial purchase.

+Annualized.

FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND

Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                             For the
                                                           period from
                                                             7-6-00*
                                                               to
                                                             9-30-00

Net asset value, beginning of period..............            $10.01
                                                              ------
Income from investment operations:
Net investment income ...........................              0.01
Net realized and unrealized gain on investments .              1.65
                                                              ------
Total from investment operations..................              1.66
                                                              ------
Less distributions:
From net investment income ......................             (0.00)
From capital gains ..............................             (0.00)
                                                              ------
Total distributions...............................             (0.00)
                                                              ------
Net asset value, end of period....................            $11.67
                                                              ======
Total return......................................             16.58%
Net assets, end of period (in millions)...........                $1
Ratio of expenses to average net assets...........              2.34%**
Ratio of net investment income to average
net assets ......................................              0.37%**
Portfolio turnover rate...........................             47.66%

*Commencement of operations.

**Annualized.

FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                           For the
                                                         period from
                                                           7-3-00*
                                                             to
                                                           9-30-00

Net asset value, beginning of period..............          $10.00
                                                            ------
Income from investment operations:
Net investment income ...........................            0.01
Net realized and unrealized gain
  on investments.................................            1.67
                                                            ------
Total from investment operations..................            1.68
                                                            ------
Less distributions:
From net investment income ......................           (0.00)
From capital gains ..............................           (0.00)
                                                            ------
Total distributions...............................           (0.00)
                                                            ------
Net asset value, end of period....................          $11.68
                                                            ======
Total return......................................           16.80%
Net assets, end of period (in millions)...........              $2
Ratio of expenses to average net assets...........            2.02%**
Ratio of net investment income to average
net assets ......................................            0.72%**
Portfolio turnover rate...........................           47.66%

*Commencement of operations.

**Annualized.

FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                        For the
                                                      period from
                                                        7-10-00*
                                                           to
                                                        9-30-00

Net asset value, beginning of period..............        $10.23
                                                          ------
Income from investment operations:
Net investment income ...........................          0.02
Net realized and unrealized gain
  on investments.................................          1.45
                                                          ------
Total from investment operations..................          1.47
                                                          ------
Less distributions:
From net investment income ......................         (0.00)
From capital gains ..............................         (0.00)
                                                          ------
Total distributions...............................         (0.00)
                                                          ------
Net asset value, end of period....................        $11.70
                                                          ======
Total return......................................         14.37%
Net assets, end of period (000 omitted)...........          $182
Ratio of expenses to average net assets...........          1.12%**
Ratio of net investment income to average
net assets ......................................          1.61%**
Portfolio turnover rate...........................         47.66%

*Commencement of operations.

**Annualized.

THE INVESTMENTS OF MONEY MARKET FUND

                                                Principal
                                                Amount in
BANK OBLIGATIONS                                 Thousands     Value

Commercial Paper -- 4.39%
ANZ (DE) Inc.,
  6.5%, 11-3-00...............................     $190      $188,868

Notes -- 2.91%
First Chicago NBD Corporation (Bank One
  Corporation),
  6.785%, 12-20-00............................      125       125,107

TOTAL BANK OBLIGATIONS -- 7.30% ..............               $313,975
(Cost: $313,975)

CORPORATE OBLIGATIONS

Commercial Paper

Chemicals and Allied Products -- 9.24%
BOC Group Inc. (DE),
  6.73%, 10-3-00..............................      200       199,925
General Electric Capital Corporation,
  6.51%, 12-13-00.............................      200       197,360
                                                              397,285

Electric, Gas and Sanitary Services -- 18.80%
Allegheny Energy Inc.,
  6.55%, 11-20-00.............................      160       158,544
Carolina Power & Light Co.,
  6.51%, 10-12-00.............................      150       149,702
Kansas City Power & Light Co.,
  6.5%, 11-15-00..............................      180       178,538
Pacific Gas & Electric Co.,
  6.62%, 10-12-00.............................      138       137,721
Southern California Edison Co.,
  6.48%, 10-4-00..............................      184       183,901
                                                              808,406

Fabricated Metal Products -- 4.79%
Danaher Corporation,
  6.62%, Master Note..........................      206       206,000

Nondepository Institutions -- 2.53%
PACCAR Financial Corp.,
  6.49%, Master Note..........................      109       109,000

Telephone and Radiotelephone Communication -- 4.38%
British Telecommunications PLC,
  6.53%, 11-21-00.............................      190       188,242
Total Commercial Paper -- 39.74% .............              1,708,933

Commercial Paper (backed by irrevocable
bank letter of credit) -- 2.32%

Chemicals and Allied Products
Formosa Plastics Corp. U.S.A. (Bank of
  America N.A.),
  6.63%, 10-12-00.............................      100        99,797

Notes

Nondepository Institutions -- 6.62%
Deere (John) Capital Corp.,
  6.08%, 12-18-00.............................      135       134,748
Ford Motor Credit Company,

  6.93%, 12-20-00.............................      150       150,191

                                                              284,939
Wholesale Trade -- Nondurable Goods -- 4.61%
Philip Morris Cos. Inc.,
  6.0%, 7-15-01...............................      200       198,160
Total Notes -- 11.23% ........................                483,099

TOTAL CORPORATE OBLIGATIONS -- 53.29% ........             $2,291,829
(Cost: $2,291,829)

MUNICIPAL OBLIGATIONS

California -- 4.30%
Oakland-Alameda County Coliseum Authority,
  Lease Revenue Bonds (Oakland Coliseum Arena
  Project), 1996 Series A-2 Variable Rate
  Lease Revenue Bonds (Taxable), (Canadian
  Imperial Bank of Commerce),
  6.55%, 11-1-00..............................     $185      $185,000

Florida -- 4.27%
City of Gainesville, Florida, Utilities
  System, Commercial Paper Notes, Series D
  (Federally Taxable), (Suntrust),
  6.53%, 11-13-00.............................      185       183,557

Indiana -- 4.07%
City of Whiting, Indiana, Industrial Sewage
  and Solid Waste Disposal Revenue Bonds,
  (Amoco Oil Company Project),
  Taxable Series 1995 (Amoco Corporation),
  6.62%, 11-2-00..............................      175       175,000

Louisiana -- 13.14%
Gulf Coast Industrial Development Authority,
  Environmental Facilities Revenue Bonds (CITGO
  Petroleum Corporation Project), Taxable
  Series 1998 (Royal Bank of Canada),
  6.63%, 11-6-00..............................      200       200,000
Industrial Development Board of the Parish Of
  Calcasieu, Inc., Environmental Revenue Bonds
  (CITGO Petroleum Corporation Project),

  Series 1996 (Taxable), (Westdeutsche
  Landesbank Girozentrale),
  6.62%, 12-6-00..............................      185       185,000
Industrial District No. 3 of the Parish of West
  Baton Rouge, State of Louisiana, Variable Rate
  Demand Revenue Bonds, Series 1995 (Taxable),
  (The Dow Chemical Company Project),

  6.64%, 11-3-00..............................      180       180,000
                                                              565,000

Texas -- 5.79%
Dallas Area Rapid Transit, Sales Tax Revenue
  Commercial Paper Notes, Series D
  (Westdeutsche Landesbank Girozentrale),
  6.54%, 10-11-00.............................      150       149,728
Metrocrest Hospital Authority, Series 1989A
  (The Bank of New York),
  6.62%, 10-25-00.............................      100        99,558
                                                              249,286
Virginia -- 2.33%
Shoosmith Bros., Inc., Taxable Variable Rate
  Demand Bonds, Series 2000 (Wachovia Bank, N.A.),
  6.62%, 10-4-00..............................      100       100,000

Washington -- 2.33%
Wenatchee Valley Clinic, P.S., Floating Rate
  Taxable Bonds, Series 1998 (U.S. Bank
  National Association),
  6.59%, 10-5-00..............................      100       100,000

TOTAL MUNICIPAL OBLIGATIONS -- 36.23% ........             $1,557,843
(Cost: $1,557,843)

TOTAL INVESTMENT SECURITIES -- 96.82% ........             $4,163,647
(Cost: $4,163,647)

CASH AND OTHER ASSETS, NET OF
  LIABILITIES -- 3.18%........................                136,640

NET ASSETS -- 100.00% ........................             $4,300,287

Notes to Schedule of Investments

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

MONEY MARKET FUND
September 30, 2000
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities -- at value (Notes 1 and 3)
$4,164
Receivables:

  Fund shares sold...............................                 110
  Dividends and interest.........................                  13
Prepaid registration fees .......................                  36
                                                               ------
   Total assets .................................               4,323
                                                               ------
Liabilities
Payable to Fund shareholders ....................                  13
Dividends payable ...............................                   2
Accrued transfer agency and dividend
  disbursing (Note 2)............................                   1
Accrued distribution fee (Note 2) ...............                 --*
Accrued service fee (Note 2) ....................                 --*
Other  ..........................................                   7
                                                               ------
   Total liabilities ............................                  23
                                                               ------
     Total net assets............................              $4,300
                                                               ======
Net Assets
$0.01 par value capital stock
  Capital stock..................................              $   43
  Additional paid-in capital.....................               4,257
   Net assets applicable to outstanding
     units of capital............................              $4,300
Net asset value, redemption and offering price
per share:
Class A .........................................              $1.00
Class B .........................................              $1.00
Class C .........................................              $1.00
Capital shares outstanding:
Class A .........................................               3,403
Class B .........................................                  77
Class C .........................................                 820
Capital shares authorized.........................             350,000

*Not shown due to rounding.

STATEMENT OF OPERATIONS

MONEY MARKET FUND

For the Fiscal Period Ended September 30, 2000
(In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B) .......................       $64
                                                                  ---
Expenses (Note 2):
  Investment management fee................................         4
  Registration fees........................................         4
  Custodian fees...........................................         2
  Distribution fee:
   Class A ................................................        --
   Class B ................................................       --*
   Class C ................................................         1
  Legal fees...............................................         1
  Transfer agency and dividend disbursing:
   Class A ................................................         1
   Class B ................................................       --*
   Class C ................................................       --*
  Service fee:
   Class A ................................................       --*
   Class B ................................................       --*
   Class C ................................................       --*
  Other....................................................         3
                                                                  ---
   Total ..................................................        16
     Less expenses in excess of voluntary waiver
      of management fee (Note 2) ..........................        (4)
                                                                  ---
      Total expenses ......................................        12
                                                                  ---
        Net investment income..............................        52
                                                                  ---
         Net increase in net assets resulting
            from operations ...............................       $52
                                                                  ===

*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS

MONEY MARKET FUND
For the Fiscal Period Ended September 30, 2000
(In Thousands)

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income..........................              $   52
                                                               ------
   Net increase in net assets resulting from
     operations..................................                  52
                                                               ------
Distributions to shareholders from net
  investment income (Note 1E):*
   Class A ......................................                 (44)
   Class B ......................................                --**
   Class C ......................................                  (8)
                                                               ------
                                                                  (52)
                                                               ------
Capital share transactions (Note 5) .............               1,300
                                                               ------
  Total increase.................................               1,300
Net Assets
Beginning of period .............................               3,000
                                                               ------
End of period ...................................              $4,300
                                                               ======
Undistributed net investment income .............             $    --
                                                               ======
*See "Financial Highlights" on pages 95-97.
**Not shown due to rounding.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                        For the
                                                      period from
                                                       6-30-00*
                                                          to
                                                        9-30-00

Net asset value, beginning of period..............      $1.00
                                                        -------
Net investment income.............................       0.0139
Less dividends declared...........................      (0.0139)
                                                        -------
Net asset value, end of period....................      $1.00
                                                        =======
Total return......................................       1.33%
Net assets, end of period (000 omitted)...........     $3,403
Ratio of expenses to average net assets...........       1.07%**
Ratio of net investment income to average
net assets ......................................       5.42%**

*Commencement of operations.
**Annualized.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
Class B Shares

For a Share of Capital Stock Outstanding Throughout The Period:

                                                       For the
                                                     period from
                                                       7-12-00*
                                                          to
                                                       9-30-00

Net asset value, beginning of period..............      $1.00
                                                        -------
Net investment income.............................       0.0101
Less dividends declared...........................      (0.0101)
                                                        -------
Net asset value, end of period....................      $1.00
                                                        =======
Total return......................................       0.96%
Net assets, end of period (000 omitted)...........        $77
Ratio of expenses to average net assets...........       2.56%**
Ratio of net investment income to average
net assets ......................................       4.13%**

*Commencement of operations.

**Annualized.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                         For the
                                                       period from
                                                         7-3-00*
                                                           to
                                                         9-30-00

Net asset value, beginning of period..............        $1.00
                                                         -------
Net investment income.............................         0.0114
Less dividends declared...........................        (0.0114)
                                                         -------
Net asset value, end of period....................        $1.00
                                                         =======
Total return......................................         1.09%
Net assets, end of period (000 omitted)...........         $820
Ratio of expenses to average net assets...........         2.01%**
Ratio of net investment income to average
net assets ......................................         4.68%**

*Commencement of operations.
**Annualized.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND

Municipal Bond Fund

GOAL
To seek income which is not subject to Federal income tax. (Income may be subject to state and local taxes, and a significant portion may be subject to the Federal alternative minimum tax.)

Strategy
Invests primarily in tax-exempt municipal bonds, mainly of investment grade. The
Fund diversifies its holdings among two main types of municipal bonds: general obligation bonds and revenue bonds.

Founded
1992

Scheduled Dividend Frequency
Monthly

Performance Summary -- Class C Shares

Per Share Data

For the Six Months Ended September 30, 2000

Dividends Paid       $0.21
                     =====
Net Asset Value on
  9-30-00           $10.25
  3-31-00            10.11
                    ------
Change per share    $ 0.14
                    ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND

Average Annual Total Return(A)

                          CLASS A                    CLASS B

                            With        Without       With     Without
Period                 Sales Load(B) Sales Load(C)   CDSC(D)   CDSC(E)

1-year period
ended 9-30-00                --            --          --        --

5-year period
ended 9-30-00                --            --          --        --

10-year period
ended 9-30-00                --            --          --        --

Cumulative return since
inception of Class(F)      -4.87%        -0.65%      -4.58%     0.42%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the period.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.

(F)9-15-00 for Class A shares and 8-8-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period                                  CLASS C(B)     CLASS Y(C)

1-year period ended 9-30-00               1.42%          2.19%

5-year period ended 9-30-00               4.16%            --

10-year period ended 9-30-00                --             --

Since inception of Class(D)               4.89%          -0.50%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the
   Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares.

   The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C
   (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)9-21-92 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired and continuously held by shareholders).

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND

Portfolio Highlights

On September 30, 2000, Municipal Bond Fund had net assets totaling
$25,796,455 invested in a diversified portfolio.

As a shareholder of Municipal Bond Fund, for every $100
you had invested on September 30, 2000, your Fund owned:

Hospital Revenue Bonds                      $18.04

Housing Revenue Bonds                       $14.39

Lifecare/Nursing Centers Revenue Bonds      $13.47

Education Revenue Bonds                     $11.25

Cash and Cash Equivalents and Options       $ 8.58

Special Tax Bonds                           $ 8.44

Other Municipal Bonds                       $ 6.48

Industrial Revenue Bonds                    $ 4.95

Leasing/Certificates of Participation Bonds $ 3.95

Sales Revenue Bonds                         $ 3.92

Resource Recovery Revenue Bonds             $ 3.57

Electric Utility Revenue Bonds              $ 2.96

THE INVESTMENTS OF MUNICIPAL BOND FUND

                                                     Principal
                                                     Amount in
MUNICIPAL BONDS                                      Thousands        Value

Arizona -- 1.07%
City of Bullhead City, Arizona, Bullhead Parkway
 Improvement District, Improvement Bonds,
 6.1%, 1-1-13 ......................................    $  270     $276,075

Arkansas -- 1.57%
Baxter County, Arkansas, Industrial Development
 Revenue Refunding Bonds (Aeroquip Corporation
 Project), Series 1993,
 5.8%, 10-1-13 .....................................       400      405,000

Colorado -- 10.31%
City of Aspen, Colorado, Sales Tax Revenue Bonds,
 Series 1999,
 5.25%, 11-1-15 ....................................     1,050    1,010,625
Boulder County, Colorado, Hospital Development Revenue
 Bonds (Longmont United Hospital Project), Series 1997,
 5.6%, 12-1-27 .....................................     1,000      833,750
Colorado Health Facilities Authority, Hospital Revenue
 Bonds (Steamboat Springs Health Care Association
 Project), Series 1997,
 5.75%, 9-15-22 ....................................     1,000      816,250
                                                                  2,660,625

District of Columbia -- 1.52%
District of Columbia, Redevelopment Land Agency
 (Washington, D.C.), Sports Arena Special Tax
 Revenue Bonds (Series 1996),
 5.625%, 11-1-10 ...................................       390      392,324

Florida -- 2.70%
Housing Finance Authority of Palm Beach County, Florida,
 Multifamily Housing Revenue Bonds (Windsor Park
 Apartments Project), Series 1998A,
 5.9%, 6-1-38 ......................................       750      697,500

Illinois -- 1.90%
School District Number 116, Champaign County,
 Illinois (Urbana), General Obligation School Building
 Bonds, Series 1999C,
 0.0%, 1-1-11 ......................................       850      489,813

Indiana -- 5.43%
 Dyer (Indiana) Redevelopment Authority,
 Economic Development Lease Rental Bonds,
 Series 1999,
 6.5%, 1-15-24 .....................................     1,000    1,012,500
East Chicago Elementary School Building Corporation
 (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
 5.5%, 1-15-16 .....................................       400      387,500
                                                                  1,400,000
Iowa -- 1.34%
 Scott County, Iowa, Refunding Certificates of
 Participation (County Golf Course Project,
 Series 1993),
 6.2%, 5-1-13 ......................................       340      344,675

Kansas -- 4.37%
 Sedgwick County, Kansas and Shawnee County, Kansas,
 Single Family Mortgage Revenue Bonds (Mortgage-Backed
 Securities Program), 2000 Series A-2 (AMT),
 6.0%, 12-1-31 .....................................     1,000    1,128,750

Maryland -- 4.14%
 Montgomery County Revenue Authority (Maryland),
 Golf Course System Revenue Bonds, Series 1996A,
 6.125%, 10-1-22 ...................................       650      626,438
Maryland Health and Higher Educational Facilities
 Authority, Project and Refunding Revenue Bonds,
 Doctors Community Hospital Issue, Series 1993,
 5.75%, 7-1-13 .....................................       500      442,500
                                                                  1,068,938
Massachusetts -- 7.65%
 Massachusetts Health and Educational Facilities
 Authority, Revenue Bonds, Caritas Christi Obligated
 Group Issue, Series A,
 5.625%, 7-1-20 ....................................     1,250    1,051,562
Massachusetts Industrial Finance Agency, Resource
 Recovery Revenue Refunding Bonds (Ogden Haverhill
 Project), Series 1998A,
 5.5%, 12-1-13 .....................................     1,000      922,500
                                                                  1,974,062

Michigan -- 6.43%
Michigan Strategic Fund, Limited Obligation Revenue
 Bonds (Porter Hills Presbyterian Village, Inc.
 Project), Series 1998,
 5.375%, 7-1-28 ....................................     1,000      865,000
City of Flint Hospital Building Authority,
 Revenue Rental Bonds, Series 1998B (Hurley
 Medical Center),
 5.375%, 7-1-18 ....................................     1,000      793,750
                                                                  1,658,750
Minnesota -- 5.28%
City of Victoria, Minnesota, Private School Facility
 Revenue Bonds (Holy Family Catholic High School
 Project), Series 1999A,
 5.6%, 9-1-19 ......................................     1,500    1,361,250

Missouri -- 8.88%
The Industrial Development Authority of the County of
 Taney, Missouri, Hospital Revenue Bonds (The Skaggs
 Community Hospital Association), Series 1998,
 5.3%, 5-15-18 .....................................       860      715,950
Health and Educational Facilities Authority of the State
 of Missouri, Educational Facilities Revenue Bonds
 (Southwest Baptist University Project), Series 1998,
 5.375%, 10-1-23 ...................................       700      627,375
Tax Increment Financing Commission of Kansas City,
 Missouri, Tax Increment Refunding and Improvement
 Revenue Bonds (Briarcliff West Project),
 Series 1999,
 6.1%, 8-1-14 ......................................       500      496,250
City of Fenton, Missouri, Public Facilities Authority,
 Leasehold Revenue Bonds, Series 1997 (City of Fenton,
 Missouri, Lessee),
5.25%, 1-1-18.......................................       500      450,625
                                                                  2,290,200
Nebraska -- 2.04%
Nebraska Higher Education Loan Program, Inc.,
 Senior Subordinate Bonds, 1993-2 Series A-5A,
 6.2%, 6-1-13 ......................................       500      526,250

Oklahoma -- 4.66%
Oklahoma Housing Finance Agency, Single Family Mortgage
 Revenue Bonds (Homeownership Loan Program),
 1996 Series A,
 7.05%, 9-1-26 .....................................       875      926,406

Tulsa Public Facilities Authority (Oklahoma):
 Assembly Center Lease Payment Revenue Bonds,
 Refunding Series 1985,
 6.6%, 7-1-14 ......................................       200      224,000
Recreational Facilities Revenue Bonds, Series 1985,
 6.2%, 11-1-12 .....................................        50       52,000
                                                                  1,202,406
Pennsylvania -- 6.49%
Montgomery County Industrial Development Authority,
 Retirement Community Revenue Bonds (Adult Communities
 Total Services, Inc. Obligated Group), Series 1996B,
 5.625%, 11-15-12 ..................................     1,750    1,673,438

Tennessee -- 3.63%
The Health and Educational Facilities Board of the
 Metropolitan Government of Nashville and Davidson
 County, Tennessee, Multi-Modal Interchangeable Rate
 Health Facility Revenue Bonds (Richland Place, Inc.
 Project), Series 1993,
 5.5%, 5-1-23 ......................................     1,000      936,250

Texas -- 8.62%
Texas Department of Housing and Community Affairs,
 Single Family Mortgage Revenue Bonds, 1997 Series D
 (AMT) TEAMS Structure,
 5.7%, 9-1-29 ......................................     1,000      958,750
Sabine River Authority of Texas, Collateralized
 Pollution Control Revenue Refunding Bonds (Texas
 Utilities Electric Company Project),
 Series 1993B Bonds,
 5.85%, 5-1-22 .....................................       800      763,000
Dallas-Fort Worth International Airport, Facility
 Improvement Corporation, American Airlines, Inc.,
 Revenue Refunding Bonds, Series 2000B,
6.05%, 5-1-29.......................................       500      502,500
                                                                  2,224,250

Utah -- 3.39%
Tooele County, Utah, Hazardous Waste Treatment Revenue
 Bonds (Union Pacific Corporation/USPCI, Inc. Project),
 Series A,
 5.7%, 11-1-26 .....................................    $1,000 $    873,750

TOTAL MUNICIPAL BONDS -- 91.42%.....................           $ 23,584,306
(Cost: $25,100,081)

                                                     Number of
OPTIONS -- 0.15%                                     Contracts

December 96 Put Options on 2000 Treasury Bond
 Futures  ........................................       100  $     39,062
(Cost: $57,047)

TOTAL SHORT-TERM SECURITIES -- 6.85%................           $  1,766,000
(Cost: $1,766,000)

TOTAL INVESTMENT SECURITIES -- 98.42%...............           $ 25,389,368
(Cost: $26,923,128)

CASH AND OTHER ASSETS, NET OF LIABILITIES -- 1.58%..                407,087

NET ASSETS -- 100.00%...............................           $ 25,796,455

Notes to Schedule of Investments

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

MUNICIPAL BOND FUND
September 30, 2000
(In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities -- at value
   (Notes 1 and 3)................................          $25,389
 Cash  ..........................................                 1
 Receivables:
   Dividends and interest.........................              403
   Fund shares sold...............................               61
 Prepaid insurance premium .......................               20
 Other assets ....................................                3
                                                            -------
    Total assets .................................           25,877
                                                            -------
Liabilities
 Payable to Fund shareholders ....................               58
 Dividends payable ...............................                8
 Accrued transfer agency and dividend
   disbursing (Note 2)............................                6
 Accrued service fee (Note 2) ....................                5
 Accrued accounting services fee (Note 2) ........                2
 Accrued distribution fee (Note 2) ...............                1
 Accrued management fee (Note 2) .................                1
                                                            -------
    Total liabilities ............................               81
                                                            -------
      Total net assets............................          $25,796
                                                            =======
Net Assets
 $0.01 par value capital stock
   Capital stock..................................          $    25
   Additional paid-in capital.....................           27,784
 Accumulated undistributed loss:
   Accumulated undistributed net realized loss
    on investments ...............................             (479)
   Net unrealized depreciation of investments.....           (1,534)
                                                            -------
    Net assets applicable to outstanding units
      of capital..................................          $25,796
                                                            =======
Net asset value per share (net assets divided
 by shares outstanding):
 Class A .........................................           $10.25
 Class B .........................................           $10.25
 Class C .........................................           $10.25
 Class Y .........................................           $10.25
Capital shares outstanding:
 Class A .........................................                3
 Class B .........................................                1
 Class C .........................................            2,512
 Class Y .........................................              --*
Capital shares authorized.........................          200,000

*Not shown due to rounding.

STATEMENT OF OPERATIONS

MUNICIPAL BOND FUND
For the Six Months Ended September 30, 2000
(In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization......................     $823
                                                       ----
 Expenses (Note 2):
   Distribution fee:
    Class A ......................................       --
    Class B ......................................      --*
    Class C ......................................      100
    Class Y ......................................      --*
   Investment management fee......................       70
   Transfer agency and dividend disbursing:
    Class A ......................................      --*
    Class B ......................................      --*
    Class C ......................................       34
   Service fee:
    Class A ......................................      --*
    Class B ......................................      --*
    Class C ......................................       33
   Registration fees..............................       14
   Accounting services fee........................       10
   Audit fees.....................................        7
   Custodian fees.................................        1
   Legal fees.....................................        1
   Shareholder servicing fee -- Class Y...........      --*
   Other..........................................        2
                                                       ----
    Total expenses ...............................      272
                                                       ----
      Net investment income.......................      551
                                                       ----
Realized and Unrealized Gain (Loss) on
Investments (Notes 1 and 3)
 Realized net loss on securities .................     (417)
 Realized net gain on put options ................       17
                                                       ----
   Realized net loss on investments...............     (400)
                                                       ----
 Unrealized appreciation in value of
   securities during the period...................      776
 Unrealized depreciation on options during
   the period.....................................      (18)
                                                       ----
   Unrealized appreciation........................      758
                                                       ----
    Net gain on investments ......................      358
                                                       ----
      Net increase in net assets resulting
       from operations ...........................     $909
                                                       ====

*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS

MUNICIPAL BOND FUND
(In Thousands)

                                                For the six     For the fiscal
                                               months ended       year ended
                                               September 30,      March 31,
                                                   2000              2000

Decrease in Net Assets
 Operations:
   Net investment income.....................     $  551          $ 1,487
   Realized net gain (loss) on investments...      (400)               48
   Unrealized appreciation (depreciation)....       758            (4,314)
                                                  -----------------------
    Net increase (decrease) in net assets
      resulting from operations..............       909            (2,779)
                                                  -----------------------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income
    Class A .................................       --*                --
    Class B .................................       --*                --
    Class C .................................      (551)           (1,487)
    Class Y .................................       --*               --*
   Realized net gain on investment
    transactions:
    Class C .................................        --               (58)
    Class Y .................................         -                -*
                                                  -----------------------
                                                    (551)          (1,545)
                                                  -----------------------
 Capital share transactions (Note 5) ........     (2,925)         (10,221)
                                                  -----------------------
   Total decrease............................     (2,567)         (14,545)
Net Assets
 Beginning of period ........................      28,363          42,908
                                                  -----------------------
 End of period ..............................     $25,796         $28,363
                                                  =======================
 Undistributed net investment income ........     $     --       $     --
                                                  =======================

*Not shown due to rounding.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                         For the
                                                       period from
                                                        9-15-00*
                                                           to
                                                         9-30-00

Net asset value, beginning of period..............       $10.33
                                                         ------
Income (loss) from investment operations:
 Net investment income ...........................         0.02
 Net realized and unrealized loss on
   investments....................................        (0.08)
                                                         ------
Total from investment operations..................        (0.06)
                                                         ------
Less distributions:
 Declared from net investment income .............        (0.02)
 From capital gains ..............................        (0.00)
                                                         ------
Total distributions...............................        (0.02)
                                                         ------
Net asset value, end of period....................       $10.25
                                                         ======

Total return**....................................        -0.65%
Net assets, end of period (000 omitted)...........          $26
Ratio of expenses to average net assets...........         1.51%+
Ratio of net investment income to average
 net assets ......................................         4.54%+
Portfolio turnover rate...........................         6.62%++

 *Commencement of operations.

**Total return calculated without taking into account the sales load deducted on an initial purchase.

 +Annualized.

++Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                        For the
                                                      period from
                                                        8-8-00*
                                                           to
                                                        9-30-00

Net asset value, beginning of period..............       $10.26
                                                         ------
Income from investment operations:
 Net investment income ...........................         0.06
 Net realized and unrealized loss on
   investments....................................        (0.01)
                                                         ------
Total from investment operations..................         0.05
                                                         ------
Less distributions:
 Declared from net investment income .............        (0.06)
 From capital gains ..............................        (0.00)
                                                         ------
Total distributions...............................        (0.06)
                                                         ------

Net asset value, end of period....................       $10.25
                                                         ======

Total return......................................         0.42%
Net assets, end of period (000 omitted)...........           $9
Ratio of expenses to average net assets...........         2.27%**
Ratio of net investment income to average
 net assets ......................................         3.73%**
Portfolio turnover rate...........................         6.62%+

 *Commencement of operations.

**Annualized.

 +Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
Class C Shares(A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the six
                      months       For the fiscal year ended March 31,
                       ended    -----------------------------------------
                      9-30-00   2000     1999     1998     1997     1996

Net asset value,
 beginning of period  $10.11   $11.24   $11.45   $10.74   $10.63   $10.30
                      ---------------------------------------------------
Income (loss) from
 investment operations:
 Net investment
   income............   0.21     0.42     0.42     0.44     0.45     0.43
 Net realized and
   unrealized gain (loss)
   on investments....   0.14    (1.11)    0.10     0.71     0.11     0.33
                      ---------------------------------------------------
Total from investment
   operations........   0.35    (0.69)    0.52     1.15     0.56     0.76
                      ---------------------------------------------------
Less distributions:
 Declared from net
   investment income.  (0.21)   (0.42)   (0.42)   (0.44)   (0.45)   (0.43)
 From capital gains .  (0.00)   (0.02)   (0.31)   (0.00)   (0.00)   (0.00)
                      ---------------------------------------------------
Total distributions..  (0.21)   (0.44)   (0.73)   (0.44)   (0.45)   (0.43)
                      ---------------------------------------------------
Net asset value,
 end of period ...... $10.25   $10.11   $11.24   $11.45   $10.74   $10.63
                      ===================================================

Total return.........   3.52%   -6.21%    4.64%   10.89%    5.32%    7.48%
Net assets, end of period
 (in millions) ......    $26     $28       $43      $40     $37       $34
Ratio of expenses to
 average net assets .   2.05%*   1.98%    1.88%    1.89%    1.92%    1.93%
Ratio of net investment
 income to average
 net assets .........   4.15%*   3.94%    3.68%    3.94%    4.18%    4.05%
Portfolio turnover
 rate ...............   6.62%   16.95%   41.53%   27.86%   34.72%   42.02%

(A)See Note 5.

*Annualized.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                 For the  For the    For the               For the  For the
                   six     fiscal  period from   For the   fiscal  period from
                  months    year    12-30-98+    period     year   12-29-95*
                  ended    ended       to         ended     ended     to
                 9-30-00  3-31-00    3-31-99    6-23-97**  3-31-97  3-31-96

Net asset value,
 beginning of period  $10.11   $11.24   $11.58   $10.74   $10.63   $10.94
Income (loss) from
 investment operations:
 Net investment
   income............   0.25     0.48     0.13     0.10     0.52     0.12
 Net realized and
   unrealized gain (loss)
   on investments....   0.14    (1.11)   (0.03)    0.29     0.11    (0.31)
Total from investment
 operations .........   0.39    (0.63)    0.10     0.39     0.63    (0.19)
Less distributions:
 Declared from net
   investment income.  (0.25)   (0.48)   (0.13)   (0.10)   (0.52)   (0.12)
 From capital gains .  (0.00)   (0.02)   (0.31)   (0.00)   (0.00)   (0.00)
Total distributions..  (0.25)   (0.50)   (0.44)   (0.10)   (0.52)   (0.12)
Net asset value,
 end of period ...... $10.25   $10.11   $11.24   $11.03   $10.74   $10.63
Total return.........   3.97%   -5.69%    0.80%    3.22%    5.96%   -1.80%

Net assets, end of period
 (000 omitted) ......  $2       $2       $2       $0       $1       $1
Ratio of expenses
 to average net
 assets .............   1.35%++  1.40%    1.00%++  4.95%++  1.28%    1.18%++
Ratio of net investment
 income to average
 net assets .........   4.87%++  4.52%    4.40%++  4.12%++  4.83%    4.33%++
Portfolio turnover
 rate ...............   6.62%   16.95%   41.53%++ 27.86%++ 34.72%   42.02%++

 *Initial commencement of operations.

**All outstanding shares were redeemed on June 23, 1997 at the ending net asset value shown in the table.

 +Recommencement of operations.

++Annualized.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

Science and Technology Fund

GOAL
To seek long-term capital growth.

Strategy
Invests primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies have products, processes or services that are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries.

Founded
1997

Scheduled Dividend Frequency
Annually (December)

Performance Summary -- Class C Shares

Per Share Data

For the Six Months Ended September 30, 2000

Net Asset Value on
  9-30-00        $ 34.72
  3-31-00          45.03
                 -------
Change per share $(10.31)
                 =======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

Average Annual Total Return(A)

                          CLASS A                      CLASS B

                            With         Without        With      Without
Period                 Sales Load(B)  Sales Load(C)    CDSC(D)    CDSC(E)

1-year period
ended 9-30-00                --             --           --        --

5-year period
ended 9-30-00                --             --           --        --

10-year period
ended 9-30-00                --             --           --        --

Cumulative return since
inception of Class(F)      -6.13%         -0.40%       -5.54%    -0.57%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.

(E)Performance data does not reflect the effect of paying the applicable
CDSC upon redemption at the end of the period.

(F)7-3-00 for Class A and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period                                  CLASS C(B)    CLASS Y(C)

1-year period ended 9-30-00               56.51%        55.77%
5-year period ended 9-30-00                 --            --
10-year period ended 9-30-00                --            --
Since inception of Class(D)               48.40%        58.44%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the
   Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares.
   The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C
   (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)7-31-97 for Class C shares and 6-9-98 for Class Y shares (the date on which shares were first acquired by shareholders).

The recent growth rate and volatility in the stock market has helped produce short-term returns that may not be typical and may not continue in the future.

A substantial portion of the Fund's returns during recent periods is attributable to investments in initial public offerings. No assurance can be given that the Fund will continue to be able to invest in such offerings to the same extent as it has in the past or that future offerings in which the Fund invests will have as equally beneficial impact on performance.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

Portfolio Highlights

On September 30, 2000, Science and Technology Fund had net assets totaling
$224,254,536 invested in a diversified portfolio of:

76.06% Common Stocks

23.94% Cash and Cash Equivalents

As a shareholder of Science and Technology Fund, for every
$100 you had invested on September 30, 2000, your Fund owned:

Manufacturing Stocks                                  $45.49

Cash and Cash Equivalents                             $23.94

Services Stocks                                       $22.12

Transportation, Communication, Electric, Gas and
  Sanitary Services Stocks                            $ 4.79

Mining Stocks                                         $ 2.19

Finance, Insurance and Real Estate Stocks             $ 1.47

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND

COMMON STOCKS                                           Shares        Value

Business Services -- 18.89%
America Online, Inc.*...............................    79,900  $ 4,294,625
CheckFree Holdings Corporation*.....................    22,200      930,319
Critical Path, Inc.*................................    21,700    1,309,459
eBay Inc.*..........................................    36,900    2,535,722
Electronic Data Systems Corporation.................     5,000      207,500
Getty Images, Inc.*.................................    72,000    2,189,250
Intuit Inc.*........................................    70,000    3,992,187
NetIQ Corporation*..................................    39,500    2,595,891
Oracle Corporation*.................................    24,900    1,960,875
Phone.com, Inc.*....................................    32,500    3,706,016
Redback Networks*...................................    31,000    5,092,719
Siebel Systems, Inc.*...............................    34,600    3,850,331
TMP Worldwide Inc.*.................................    38,600    3,097,650
Veritas Software Corp.*.............................    46,500    6,613,172
                                                                 42,375,716

Chemicals and Allied Products -- 14.09%
American Home Products Corporation..................    42,200    2,386,938
Bristol-Myers Squibb Company........................    84,000    4,798,500
Forest Laboratories, Inc.*..........................    52,900    6,066,969
Johnson & Johnson...................................    24,800    2,329,650
King Pharmaceuticals, Inc.*.........................    60,100    2,009,594
Merck & Co., Inc....................................    32,600    2,426,662
Pfizer Inc..........................................    75,000    3,370,313
Pharmacyclics, Inc.*................................    50,500    2,529,734

QLT Inc.*...........................................    43,600    3,091,512
Schering-Plough Corporation.........................    55,600    2,585,400
                                                                 31,595,272

Communication -- 2.50%
EchoStar Communications Corporation, Class A*.......    48,000    2,535,000
USA Networks, Inc.*.................................   140,000    3,066,875
                                                                  5,601,875

Depository Institutions -- 1.47%
Concord EFS, Inc.*..................................    93,000    3,304,406

Electronic and Other Electric Equipment -- 14.67%
Broadcom Corporation, Class A*......................    26,000    6,339,125
Gemstar -- TV Guide International, Inc.*............    24,500    2,136,859
Inet Technologies, Inc.*............................    38,500    1,132,141
Integrated Device Technology, Inc.*.................    27,500    2,487,891
JDS Uniphase Corporation*...........................    17,800    1,684,881
LSI Logic Corporation*..............................    52,700    1,541,475
Maxim Integrated Products, Inc.*....................    44,600    3,586,119
McData Corporation*.................................     3,800      467,044
Micron Technology, Inc.*............................    54,000    2,484,000
Nokia Corporation, Series A, ADR....................    84,500    3,364,198
Nortel Networks Corporation.........................    53,500    3,186,594
Sanmina Corporation*................................    22,000    2,061,812
Sycamore Networks, Inc.*............................    22,500    2,423,672
                                                                 32,895,811

Engineering and Management Services -- 2.59%
Gene Logic Inc.*....................................    40,000      917,500
Incyte Pharmaceuticals, Inc.*.......................    45,000    1,849,219
Paychex, Inc........................................    57,600    3,036,600
                                                                  5,803,319
Health Services -- 0.64%
Tenet Healthcare Corporation*.......................    39,500    1,436,813

Industrial Machinery and Equipment -- 11.44%
Applied Materials, Inc.*............................    26,800    1,587,900
Caterpillar Inc.....................................    61,200    2,065,500
Cisco Systems, Inc.*................................    33,300    1,839,825
Cooper Cameron Corporation*.........................    13,600    1,002,150
EMC Corporation*....................................    30,200    2,993,575
Ingersoll-Rand Company..............................    50,400    1,707,300
Juniper Networks, Inc.*.............................    46,800   10,237,500
Sun Microsystems, Inc.*.............................    35,900    4,217,128
                                                                 25,650,878

Instruments and Related Products -- 2.38%
Beckman Coulter, Inc................................     8,600      663,275
Guidant Corporation*................................    49,200    3,477,825
PE Corporation -- Celera Genomics Group*............    12,000    1,195,500
                                                                  5,336,600

Oil and Gas Extraction -- 2.19%
Apache Corporation..................................    65,500 $  3,872,688
Schlumberger Limited................................    12,600    1,037,137
                                                                  4,909,825

Telephone and Radiotelephone Communication -- 2.29%
BellSouth Corporation...............................    43,000    1,730,750
Illuminet Holdings, Inc.*...........................    31,000      855,406
Sprint Corporation -- PCS Group*....................    72,800    2,552,550
                                                                  5,138,706

Transportation Equipment -- 2.91%
Boeing Company (The)................................    67,500    4,252,500
General Dynamics Corporation........................    36,100    2,267,531
                                                                  6,520,031

TOTAL COMMON STOCKS -- 76.06%.......................          $170,569,252
(Cost: $120,387,252)

                                                     Principal
                                                     Amount in
SHORT-TERM SECURITIES                                Thousands

Electric, Gas and Sanitary Services -- 2.91%
Pacific Gas & Electric Co.,
 6.5%, 10-6-00 .....................................  $  3,925    3,921,457
Southern California Edison Co.,
 6.48%, 10-4-00 ....................................     2,614    2,612,588
                                                                  6,534,045

Food and Kindred Products -- 2.42%
General Mills, Inc.,
 5.67%, Master Note ................................     5,421    5,421,000

Food Stores -- 4.46%
Albertson's Inc.,
 6.54%, 10-3-00 ....................................    10,000    9,996,367

Instruments and Related Products -- 1.78%
Baxter International Inc.,
 6.5%, 10-19-00 ....................................     4,000    3,987,000

Nondepository Institutions -- 3.16%
PACCAR Financial Corp.,
 6.49%, Master Note ................................     3,547    3,547,000
Textron Financial Corp.,
 6.75%, 10-2-00 ....................................     3,535    3,534,337

                                                                  7,081,337
Printing and Publishing -- 4.90%
Tribune Co.,
 6.6%, 10-6-00 .....................................    11,000   10,989,917

Telephone and Radiotelephone Communication -- 2.13%
Bell Atlantic Financial Services, Inc.,
 6.5%, 10-11-00 ....................................     4,785    4,776,360

TOTAL SHORT-TERM SECURITIES -- 21.76%...............          $ 48,786,026
(Cost: $48,786,026)

TOTAL INVESTMENT SECURITIES -- 97.82%...............          $219,355,278
(Cost: $169,173,278)

CASH AND OTHER ASSETS, NET OF LIABILITIES -- 2.18%..              4,899,258

NET ASSETS -- 100.00%...............................          $224,254,536

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

SCIENCE AND TECHNOLOGY FUND
September 30, 2000
(In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities -- at value
   (Notes 1 and 3)................................            $219,355
 Cash
        ..........................................                   3
 Receivables:
   Investment securities sold.....................               4,970
   Fund shares sold...............................                 337
   Dividends and interest.........................                  64
 Prepaid insurance premium .......................                   2
 Other assets ....................................                  20
                                                              --------
    Total assets .................................             224,751
                                                              --------
Liabilities
 Payable to Fund shareholders ....................                 357
 Accrued transfer agency and dividend
   disbursing (Note 2)............................                  58
 Accrued service fee (Note 2) ....................                  46
 Accrued management fee (Note 2) .................                  10
 Accrued distribution fee (Note 2) ...............                   9
 Accrued accounting services fee (Note 2) ........                   5
 Other  ..........................................                  11
                                                              --------
    Total liabilities ............................                 496
                                                              --------
      Total net assets............................            $224,255
                                                              ========
Net Assets
 $0.01 par value capital stock
   Capital stock..................................            $     65
   Additional paid-in capital.....................             139,040
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment loss..                (621)
   Accumulated undistributed net realized
    gain on investments ..........................              35,589
   Net unrealized appreciation of investments.....              50,182
                                                              --------
    Net assets applicable to outstanding
      units of capital............................            $224,255
                                                              ========
Net asset value per share (net assets divided
 by shares outstanding):
 Class A .........................................             $34.77
 Class B .........................................             $34.71
 Class C .........................................             $34.72
 Class Y .........................................             $35.13
Capital shares outstanding:
 Class A .........................................                  91
 Class B .........................................                  81
 Class C .........................................               6,244
 Class Y .........................................                  43
Capital shares authorized.........................             400,000

STATEMENT OF OPERATIONS

SCIENCE AND TECHNOLOGY FUND
For the Six Months Ended September 30, 2000
(In Thousands)

INVESTMENT LOSS
 Income (Note 1B):
   Interest and amortization......................            $  1,732
   Dividends......................................                  90
                                                              --------
    Total income .................................               1,822
                                                              --------
 Expenses (Note 2):
   Investment management fee......................                 923
   Distribution fee:
    Class A ......................................                 --*
    Class B ......................................                   3
    Class C ......................................                 805
    Class Y ......................................                   2
   Transfer agency and dividend disbursing:

   Service fee:
    Class A ......................................                   1
    Class B ......................................                   1
    Class C ......................................                 266
   Registration fees..............................                  32
   Accounting services fee........................                  25
   Custodian fees.................................                  11
   Audit fees.....................................                   7
   Legal fees.....................................                   6
   Shareholder servicing fee -- Class Y...........                   1
   Other..........................................                  36
                                                              --------
    Total expenses ...............................               2,443
                                                              --------
      Net investment loss.........................                (621)
                                                              --------
Realized and Unrealized Gain (Loss) on
Investments (Notes 1 and 3)
 Realized net gain on investments ................              30,284
 Unrealized depreciation in value of
   investments during the period..................             (95,046)
                                                              --------
    Net loss on investments ......................             (64,762)
                                                              --------
      Net decrease in net assets resulting
       from operations ...........................            $(65,383)
                                                              ========

*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS

SCIENCE AND TECHNOLOGY FUND
(In Thousands)

                                                For the six    For the fiscal
                                               months ended      year ended
                                               September 30,     March 31,
                                                   2000             2000

Increase (Decrease) in Net Assets
 Operations:
   Net investment loss.......................    $   (621)       $ (2,440)
   Realized net gain on investments..........      30,284
                                                                    9,123
   Unrealized appreciation (depreciation)....     (95,046)        133,188
                                                  -----------------------
    Net increase (decrease) in net assets
      resulting from operations..............     (65,383)        139,871
                                                  -----------------------
 Distributions to shareholders from
   realized net gain on investment
   transactions (Note 1E):*
    Class C .................................          --          (1,295)
    Class Y .................................          --              (9)
                                                  -----------------------
                                                       --          (1,304)
                                                  -----------------------
 Capital share transactions (Note 5) ........       4,657         101,990
                                                  -----------------------
   Total increase (decrease).................     (60,726)        240,557

Net Assets
 Beginning of period ........................     284,981          44,424
                                                  -----------------------
 End of period ..............................     $224,255       $284,981
                                                  =======================
 Undistributed net investment loss ..........       $(621)           $ --
                                                  =======================

*See "Financial Highlights" on pages 123-126.

FINANCIAL HIGHLIGHTS

SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                         For the
                                                       period from
                                                         7-3-00*
                                                            to
                                                         9-30-00

Net asset value, beginning of period..............        $34.91
                                                          ------
Income (loss) from investment operations:
 Net investment income ...........................          0.00
 Net realized and unrealized loss on
   investments....................................         (0.14)
                                                          ------
Total from investment operations..................         (0.14)
                                                          ------
Less distributions:
 From net investment income ......................         (0.00)
 From capital gains ..............................         (0.00)
                                                          ------
Total distributions...............................         (0.00)
                                                          ------
Net asset value, end of period....................        $34.77
                                                          ======

Total return**....................................         -0.40%
Net assets, end of period (in millions)...........           $3
Ratio of expenses to average net assets...........          1.78%+
Ratio of net investment income to average
 net assets ......................................          0.06%+
Portfolio turnover rate...........................         58.21%++

 *Commencement of operations.

**Total return calculated without taking into account the sales load deducted on an initial purchase.

 +Annualized.

++Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

SCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                           For the
                                                         period from
                                                           7-3-00*
                                                             to
                                                           9-30-00

Net asset value, beginning of period..............         $34.91
                                                           ------
Income (loss) from investment operations:
 Net investment loss .............................          (0.00)
 Net realized and unrealized loss on
   investments....................................          (0.20)
                                                           ------
Total from investment operations..................          (0.20)
                                                           ------
Less distributions:
 From net investment income ......................          (0.00)
 From capital gains ..............................          (0.00)
                                                           ------
Total distributions...............................          (0.00)
                                                           ------
Net asset value, end of period....................         $34.71
                                                           ======

Total return......................................          -0.57%
Net assets, end of period (in millions)...........             $3
Ratio of expenses to average net assets...........           2.48%**
Ratio of net investment loss to average
 net assets ......................................          -0.58%**
Portfolio turnover rate...........................          58.21%+

 *Commencement of operations.

**Annualized.

 +Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

SCIENCE AND TECHNOLOGY FUND
Class C Shares(A)
For a Share of Capital Stock Outstanding Throughout Each Period:

                        For the                            For the
                          six      For the fiscal year   period from
                        months       ended March 31,      7-31-97*
                         ended     -------------------        to
                        9-30-00      2000       1999       3-31-98

Net asset value,
 beginning of
 period .............   $45.03      $17.45     $12.01      $10.00
                        -----------------------------------------
Income (loss) from
 investment operations:
 Net investment loss     (0.10)      (0.95)     (0.09)      (0.07)
 Net realized and
   unrealized gain
   (loss) on
   investments.......   (10.21)      28.77       5.53        2.08
                        -----------------------------------------
Total from investment
 operations .........   (10.31)      27.82       5.44        2.01
                        -----------------------------------------
Less distributions
 from capital
 gains ..............    (0.00)      (0.24)     (0.00)      (0.00)
                        -----------------------------------------
Net asset value,
 end of period ......   $34.72      $45.03     $17.45      $12.01
                        =========================================

Total return.........   -22.90%     159.75%     45.30%      20.10%
Net assets, end
 of period
 (in millions) ......     $217        $283        $44          $8
Ratio of expenses to
 average net assets .     2.25%**     2.20%      2.57%       3.20%**
Ratio of net investment
 loss to average
 net assets .........    -0.58%**    -1.68%     -1.26%      -1.66%**
Portfolio turnover
 rate ...............    58.21%      44.19%     51.00%      26.64%

(A)See Note 5.

 *Commencement of operations.

**Annualized.

FINANCIAL HIGHLIGHTS

SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                            For the     For the      For the
                                              six        fiscal    period from
                                             months       year       6-9-98*
                                             ended       ended          to
                                            9-30-00     3-31-00      3-31-99

Net asset value, beginning of period..       $45.36      $17.65       $12.20
                                             -------------------------------
Income (loss) from investment operations:
 Net investment income (loss) ........         0.08       (6.09)        0.01
 Net realized and unrealized gain
   (loss) on investments..............       (10.31)      34.04         5.44
                                             -------------------------------
Total from investment operations......       (10.23)      27.95         5.45
                                             -------------------------------
Less distribution from capital gains..        (0.00)      (0.24)       (0.00)
                                             -------------------------------
Net asset value, end of period........       $35.13      $45.36       $17.65
                                             ===============================

Total return..........................       -22.55%     158.67%       44.67%
Net assets, end of period
 (000 omitted) .......................       $1,493     $2,108           $53
Ratio of expenses to average
 net assets ..........................         1.35%**     1.36%        0.62%**
Ratio of net investment income (loss)
 to average net assets ...............         0.31%**    -0.96%        0.54%**
Portfolio turnover rate...............        58.21%      44.19%       51.00%**

 *Commencement of operations.

**Annualized.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH FUND

Small Cap Growth Fund
(formerly, Growth Fund)

GOAL
To seek growth of capital.

Strategy
Invests primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small Cap Category. The Fund emphasizes relatively new or unseasoned companies in the early stages of development or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth.

Founded
1992

Scheduled Dividend Frequency
Annually (December)

Performance Summary -- Class C Shares

Per Share Data

For the Six Months Ended September 30, 2000

Net Asset Value on
 9-30-00               $18.22
 3-31-00                21.64
                       ------
Change per share       $(3.42)
                       ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH FUND

Average Annual Total Return(A)

                        CLASS A                     CLASS B

                          With         Without       With      Without
Period                Sales Load(B)  Sales Load(C)   CDSC(D)    CDSC(E)

1-year period
ended 9-30-00               --             --          --         --

5-year period
ended 9-30-00               --             --          --         --

10-year period
ended 9-30-00               --             --          --         --

Cumulative return since
inception of Class(F)    -12.42%         -7.08%      -10.13%    -5.40%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
  Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.

(E)Performance data does not reflect the effect of paying the applicable
  CDSC upon redemption at the end of the period.

(F)7-3-00 for Class A shares and 7-6-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period                                 CLASS C(B)  CLASS Y(C)

1-year period ended 9-30-00              31.04%      32.15%

5-year period ended 9-30-00              22.59%        --

10-year period ended 9-30-00               --          --

Since inception of Class(D)              24.68%      24.33%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
  Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class
  C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as
  Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class
  Y shares are not subject to these charges.

(D)9-21-92 for Class C shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

The recent growth rate and volatility in the stock market has helped produce short-term returns that may not be typical and may not continue in the future.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH FUND

Portfolio Highlights

On September 30, 2000, Small Cap Growth Fund had net assets totaling
$668,365,517 invested in a diversified portfolio of:

78.11% Common Stocks

21.39% Cash and Cash Equivalents

0.50% Corporate Debt Security

As a shareholder of Small Cap Growth Fund, for every $100
you had invested on September 30, 2000, your Fund owned:

Services Stocks                                  $39.06

Manufacturing Stocks                             $24.59

Cash and Cash Equivalents                        $21.39

Transportation, Communication, Electric and
 Sanitary Services Stocks                       $ 8.80

Wholesale and Retail Trade Stocks                $ 4.53

Mining Stocks                                    $ 1.13

Corporate Debt Security                          $ 0.50

THE INVESTMENTS OF SMALL CAP GROWTH FUND

COMMON STOCKS                                     Shares          Value

Automotive Dealers and Service Stations -- 1.01%
O'Reilly Automotive, Inc.* ...................   460,000   $  6,741,875

Business Services -- 20.40%
Catalina Marketing Corporation* ..............   147,600      5,553,450
Cerner Corporation* ..........................   749,200     34,814,388
CheckFree Holdings Corporation* ..............   370,000     15,505,312
Digital Insight Corporation* .................   464,000     16,457,500
FactSet Research Systems, Inc. ...............   338,000     12,708,800
Getty Images, Inc.* ..........................   620,000     18,851,875
MemberWorks Incorporated* ....................   465,000     15,272,344
Sanchez Computer Associates, Inc.* ...........   300,000      4,725,000
USINTERNETWORKING, Inc.* .....................   461,900      3,081,751
Walt Disney Internet Group* ..................   881,500      9,365,937
                                                            136,336,357

Chemicals and Allied Products -- 2.64%
Pharmacyclics, Inc.* .........................   352,500     17,658,047

Communication -- 1.93%
Emmis Communications Corporation, Class A* ...   520,000     12,853,750
Data Processing and Preparation -- 7.30%
Acxiom Corporation* ..........................   920,000     29,095,000
Fiserv, Inc.* ................................   261,900     15,689,447
ProBusiness Services, Inc.* ..................   135,000      4,033,125
                                                             48,817,572

Electronic and Other Electric Equipment -- 9.83%
Advanced Fibre Communications, Inc.* .........   627,500     23,805,781
Glenayre Technologies, Inc.* ................. 1,146,300     12,501,834
Rambus Inc.* .................................   151,200     11,930,625
Tekelec* .....................................   431,400     14,168,794
Wilson Greatbatch Technologies, Inc.* ........   142,600      3,261,975
                                                             65,669,009

Engineering and Management Services -- 2.46%
Gene Logic Inc.* .............................   264,600      6,069,262
MAXIMUS, Inc.* ...............................   470,000     10,398,750
                                                             16,468,012

Food and Kindred Products -- 1.88%
American Italian Pasta Company, Class A* .....   656,300     12,592,756

Health Services -- 1.75%
American Healthways, Inc.* ...................   500,000      3,906,250
Amsurg Corp., Class A* .......................   118,000      1,659,375
Amsurg Corp., Class B* .......................   484,509      6,147,208
                                                             11,712,833

Instruments and Related Products -- 7.18%
ACLARA BioSciences, Inc.* ....................   224,100  $   6,814,041
Cytyc Corporation* ...........................   266,000     11,521,125
PINNACLE SYSTEMS, INC.* ......................   277,000      3,107,594
VISX, Incorporated* ..........................   985,800     26,554,987
                                                             47,997,747

Leather and Leather Products -- 0.25%
Kenneth Cole Productions, Inc., Class A* .....    47,900      1,691,469

Oil and Gas Extraction -- 1.13%
Global Industries, Ltd.* .....................   604,300      7,534,866

Prepackaged Software -- 7.15%
Citrix Systems, Inc.* ........................   300,000      6,028,125
Dendrite International, Inc.* ................   893,200     23,921,012
OTG Software, Inc.* ..........................    56,100      2,310,619
Transaction Systems Architects, Inc.,
  Class A* ...................................   952,800     15,512,775
                                                             47,772,531

Stone, Clay and Glass Products -- 0.14%
Cabot Microelectronics Corporation* ..........    20,100        964,172

Telephone and Radiotelephone Communication -- 5.29%
Illuminet Holdings, Inc.* ....................   377,100     10,405,603
RCN Corporation* .............................   431,100      8,945,325
US Unwired Inc., Class A* ....................   150,000      1,427,347
Western Wireless Corporation, Class A* .......   410,000     14,593,438
                                                             35,371,713

Transportation by Air -- 1.58%
Midwest Express Holdings, Inc.* ..............   526,200     10,589,775

Transportation Equipment -- 2.67%
Gentex Corporation* ..........................   713,900     17,825,191

Wholesale Trade -- Durable Goods -- 2.04%
MSC Industrial Direct Co., Inc., Class A* ....   893,800     13,630,450

Wholesale Trade -- Nondurable Goods -- 1.48%
Allscripts, Inc.* ............................   696,700      9,862,659

TOTAL COMMON STOCKS -- 78.11% ................             $522,090,784
(Cost: $456,624,820)

                                               Principal
                                               Amount in
CORPORATE DEBT SECURITY -- 0.50%               Thousands          Value

Communication
Kestrel Solutions, Inc.,
  5.5%, 7-15-05, Convertible (A)..............  $  3,000   $  3,315,000
(Cost: $3,000,000)

SHORT-TERM SECURITIES

Commercial Paper

Amusement and Recreation Services -- 1.35%
Walt Disney Company (The),
  6.5%, 10-6-00...............................     9,000      8,991,875

Depository Institutions -- 2.99%
Barclays U.S. Funding Corp.,
  6.5%, 10-11-00..............................    20,000     19,963,889

Electric, Gas and Sanitary Services -- 6.52%
Carolina Power & Light Co.,
  6.51%, 10-16-00.............................     2,036      2,030,477
Michigan Consolidated Gas Co.,
  6.6%, 10-3-00...............................    12,135     12,130,550
PS Colorado Credit Corp.,
  6.66%, 10-3-00..............................    14,823     14,817,516
Public Service Electric and Gas Company,
  6.69%, 10-20-00.............................     6,000      5,978,815
Questar Corp.,
  6.53%, 10-17-00.............................     8,619      8,593,986
                                                             43,551,344

Electronic and Other Electric Equipment -- 1.49%
Sony Capital Corp.,
  6.5%, 10-12-00..............................    10,000      9,980,139

Food and Kindred Products -- 0.80%
General Mills, Inc.,
  5.9875%, Master Note........................       386        386,000
McCormick & Co. Inc.,
  6.68%, 10-13-00.............................     5,000      4,988,867
                                                              5,374,867

Holding and Other Investment Offices -- 1.49%
Morgan (J.P.) & Co. Inc.,
  6.51%, 10-11-00.............................    10,005      9,986,908

Instruments and Related Products -- 0.70%
Snap-On Inc.,
  6.52%, 10-13-00.............................     4,680      4,669,829

Nondepository Institutions -- 0.46%
PACCAR Financial Corp.,
  6.49%, Master Note..........................     3,061      3,061,000
Paper and Allied Products -- 2.65%
International Paper Company,
  6.7%, 11-1-00...............................    14,000     13,919,228
Westvaco Corp.,
  6.7%, 11-16-00..............................     3,860      3,826,954
                                                             17,746,182

Printing and Publishing -- 0.75%
Tribune Co.,
  6.52%, 10-16-00.............................     5,000      4,986,416

Wholesale Trade -- Nondurable Goods -- 1.49%
Enron Corp.,
  6.62%, 10-19-00.............................    10,000      9,966,900

Total Commercial Paper -- 20.69% .............              138,279,349

Commercial Paper (backed by irrevocable
  bank letter of credit) -- 1.50%

Oil and Gas Extraction
Dallas Area Rapid Transit, Texas
  (Westdeutsche Landesbank Girozentrale),
  6.51%, 10-3-00..............................    10,000  $   9,996,383

TOTAL SHORT-TERM SECURITIES -- 22.19% ........            $ 148,275,732
(Cost: $148,275,732)

TOTAL INVESTMENT SECURITIES -- 100.80% .......            $ 673,681,516
(Cost: $607,900,552)

LIABILITIES, NET OF CASH AND OTHER ASSETS -- (0.80%)
(5,315,999)

NET ASSETS -- 100.00% ........................            $ 668,365,517

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000, the value of this security amounted to $3,315,000, or 0.50% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

SMALL CAP GROWTH FUND
September 30, 2000
(In Thousands, Except for Per Share Amounts)

ASSETS

Investment securities -- at value (Notes 1 and 3) ....       $673,682
Cash .................................................              2
Receivables:
  Fund shares sold....................................         10,183
  Dividends and interest..............................             46
Prepaid insurance premium ............................              5
Other assets .........................................             20
                                                             --------
   Total assets ......................................        683,938
                                                             --------
Liabilities
Payable to Fund shareholders .........................         11,198
Payable for investment securities purchased ..........          4,032
Accrued service fee (Note 2) .........................            130
Accrued transfer agency and dividend
  disbursing (Note 2).................................            125
Accrued management fee (Note 2) ......................             30
Accrued distribution fee (Note 2) ....................             26
Accrued accounting services fee (Note 2) .............              7
Other  ...............................................             24
                                                             --------
   Total liabilities .................................         15,572
                                                             --------
     Total net assets.................................       $668,366
                                                             ========

Net Assets
$0.01 par value capital stock
  Capital stock.......................................           $366
  Additional paid-in capital..........................        405,705
Accumulated undistributed income (loss):
  Accumulated undistributed net investment loss.......         (2,120)
  Accumulated undistributed net realized gain
   on investments ....................................        198,634
  Net unrealized appreciation of investments..........         65,781
                                                             --------
   Net assets applicable to outstanding units
     of capital.......................................       $668,366
                                                             ========
Net asset value per share (net assets divided by shares outstanding):
Class A ..............................................            $18.25
Class B ..............................................            $18.22
Class C ..............................................            $18.22
Class Y ..............................................            $19.16
Capital shares outstanding:
Class A ..............................................            146
Class B ..............................................            211
Class C ..............................................         35,460
Class Y ..............................................            816
Capital shares authorized..............................        400,000

STATEMENT OF OPERATIONS

SMALL CAP GROWTH FUND
For the Six Months Ended September 30, 2000

(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
  Interest and amortization...........................       $  5,248
  Dividends...........................................             40
                                                             --------
   Total income ......................................          5,288
                                                             --------
Expenses (Note 2):
  Investment management fee...........................          3,012
  Distribution fee:
   Class A ...........................................            --*
   Class B ...........................................              4
   Class C ...........................................          2,595
   Class Y ...........................................             20
  Service fee:

  Transfer agency and dividend disbursing:
   Class A ...........................................              1
   Class B ...........................................              2
   Class C ...........................................            683
  Accounting services fee.............................             36
  Registration fees...................................             33
  Custodian fees......................................             23
  Legal fees..........................................             14
  Shareholder servicing fee -- Class Y................             12
  Audit fees..........................................             10
  Other ..............................................             87
                                                             --------
   Total expenses ....................................          7,408
                                                             --------
     Net investment loss..............................         (2,120)
                                                             --------

REALIZED AND UNREALIZED GAIN (LOSS) ON

INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments .....................         38,250
Unrealized depreciation in value of
  investments during the period.......................       (164,133)
                                                             --------
   Net loss on investments ...........................       (125,883)
                                                             --------
     Net decrease in net assets resulting
      from operations ................................      $(128,003)
                                                             ========

*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS

SMALL CAP GROWTH FUND
(In Thousands)

                                            For the six   For the fiscal
                                            months ended    year ended
                                           September 30,     March 31,
                                                2000           2000

Increase (Decrease) in Net Assets
Operations:
  Net investment loss.......................  $ (2,120)      $ (5,284)
  Realized net gain on investments..........    38,250        236,897
  Unrealized appreciation (depreciation)....  (164,133)       112,584
                                              -----------------------
   Net increase (decrease) in net assets
     resulting from operations..............  (128,003)       344,197
                                              -----------------------
Distributions to shareholders from
  realized net gain on investment
  transactions (Note 1E):*
   Class C .................................        --        (98,873)
   Class Y .................................        --         (2,024)
                                              -----------------------
                                                    --       (100,897)
                                              -----------------------
Capital share transactions (Note 5) ........   (20,977)       141,492
                                              -----------------------
  Total increase (decrease).................  (148,980)       384,792
Net Assets
Beginning of period ........................   817,346        432,554
                                              -----------------------
End of period ..............................  $668,366       $817,346
                                              =======================
Undistributed net investment loss ..........  $ (2,120)     $      --
                                              =======================

*See "Financial Highlights" on pages 137-140.

FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                                 For the
                                                               period from
                                                                 7-3-00*
                                                                    to
                                                                 9-30-00

Net asset value, beginning of period...................            $19.64
                                                                  ------
Income (loss) from investment operations:

Net investment income ................................              0.00
Net realized and unrealized loss on investments ......             (1.39)
                                                                  ------
Total from investment operations.......................             (1.39)
Less distribution from capital gains...................             (0.00)
                                                                  ------
Net asset value, end of period.........................            $18.25
                                                                  ======
Total return**.........................................             -7.08%
Net assets, end of period (in millions)................             $3
Ratio of expenses to average net assets................              1.51%+
Ratio of net investment income to average
net assets ...........................................              0.06%+
Portfolio turnover rate................................            27.88%++

*Commencement of operations.

**Total return calculated without taking into account the sales load deducted on an initial purchase.

+Annualized.

++Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND
Class B Shares

For a Share of Capital Stock Outstanding Throughout The Period:

                                                                 For the
                                                               period from
                                                                 7-6-00*
                                                                    to
                                                                 9-30-00

Net asset value, beginning of period...................            $19.26
Loss from investment operations:
Net investment loss ..................................             (0.02)
Net realized and unrealized loss on investments ......             (1.02)
Total from investment operations.......................             (1.04)
Less distributions from capital gains..................             (0.00)
Net asset value, end of period.........................            $18.22
Total return...........................................             -5.40%
Net assets, end of period (in millions)................             $4

Ratio of expenses to average net assets................             2.26%**
Ratio of net investment loss to average net assets.....            -0.70%**
Portfolio turnover rate................................             27.88%+

*Commencement of operations.

**Annualized.

+Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND(A)
Class C Shares(B)

For a Share of Capital Stock Outstanding Throughout Each Period:*

                   For the six
                     Months       For the fiscal year ended March 31,
                      Ended      -------------------------------------
                     9-30-00   2000     1999     1998     1997    1996

Net asset value,
beginning of
period ............. $21.64   $14.74   $14.29   $ 9.08   $10.50   $ 8.45
Income (loss) from
Investment
  operations:
Net investment
  loss..............  (0.06)   (0.18)   (0.11)   (0.13)   (0.03)   (0.01)
Net realized and
  unrealized gain
  (loss) on
  investments.......  (3.36)   10.22     2.91     5.91    (1.09)    2.25
Total from investment
operations .........  (3.42)   10.04     2.80     5.78    (1.12)    2.24
Less distribution from
capital gains ......  (0.00)   (3.14)   (2.35)   (0.57)   (0.30)   (0.19)
Net asset value,
end of period ...... $18.22   $21.64   $14.74   $14.29   $ 9.08   $10.50
Total return.........-15.80%   73.38%   21.61%   65.37%  -10.97%   26.57%
Net assets, end of
period
(in millions) ...... $646     $801     $425     $330     $198     $203
Ratio of expenses
to average
net assets .........   2.11%**  2.11%    2.10%    2.13%    2.12%    2.14%
Ratio of net investment
loss to average
net assets .........  -0.62%** -0.90%   -0.90%   -1.12%   -0.27%   -0.25%
Portfolio turnover
rate ...............  27.88%   82.24%   51.41%   33.46%   37.20%   31.84%

(A)Small Cap Growth Fund (formerly Growth Fund) changed its name effective
  June 30, 2000.

(B)See Note 5.

 *Per-share amounts have been adjusted retroactively to reflect the 100%
  stock dividend effected June 26, 1998.

**Annualized.

FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND(A)

Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*

                                                                  For the
                   For the six          For the fiscal         period from
                     months          year ended March 31,       12-29-95**
                      ended    -------------------------------      to
                     9-30-00   2000     1999     1998     1997    3-31-96

Net asset value,
beginning of
period ............. $22.65   $15.21   $14.55   $ 9.16   $10.52   $10.11
Income (loss) from
Investment
operations:
Net investment
  income (loss).....  (0.01)   (0.15)    0.00    (0.03)    0.01     0.02
Net realized and
  unrealized gain
  (loss) on
  investments.......  (3.48)   10.73     3.01     5.99    (1.07)    0.39
Total from investment
operations .........  (3.49)   10.58     3.01     5.96    (1.06)    0.41
Less distribution from
capital gains ......  (0.00)   (3.14)   (2.35)   (0.57)   (0.30)   (0.00)
Net asset value,
end of period ...... $19.16   $22.65   $15.21   $14.55    $9.16   $10.52
Total return......... -15.41%   74.71%   22.73%   66.78%  -10.37%    4.11%
Net assets,
end of period
(000 omitted) ......$15,638 $16,770  $7,942     $633     $264       $1
Ratio of expenses
to average
net assets .........   1.29%+   1.30%    1.18%    1.30%    1.17%    1.17%+
Ratio of net investment
income (loss)
to average
net assets .........   0.20%+  -0.09%    0.08%   -0.30%    0.31%    0.78%+
Portfolio turnover
rate ...............  27.88%   82.24%   51.41%   33.46%   37.20%   31.84%+

(A)Small Cap Growth Fund (formerly Growth Fund) changed its name effective

  June 30, 2000.

*Per-share amounts have been adjusted retroactively to reflect the 100%
  stock dividend effected June 26, 1998.

**Commencement of operations.

+Annualized.

SHAREHOLDER SUMMARY OF TAX-MANAGED EQUITY FUND

Tax-Managed Equity Fund

GOAL
To seek long-term growth of capital while minimizing taxable gains and income to shareholders.

Strategy
Invests primarily in a diversified portfolio of common stocks issued by large to medium sized U.S. and foreign companies. The Fund seeks stocks that are favorably priced in relation to their fundamental value and that will likely grow over time.

Founded

2000

Scheduled Dividend Frequency
Annually

Performance Summary -- Class A Shares

Per Share Data

For the Period Ended September 30, 2000

Net Asset Value on
 9-30-00          $  9.52
 6-30-00            10.00
                  -------
Change per share   $(0.48)
                  =======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF TAX-MANAGED EQUITY FUND

Average Annual Total Return(A)

                         CLASS A                        CLASS B
                           With         Without      With        Without
Period                 Sales Load(B)  Sales Load(C)  CDSC(D)      CDSC(E)

1-year period
ended 9-30-00                --             --         --            --

5-year period
ended 9-30-00                --             --         --            --

10-year period
ended 9-30-00                --             --         --            --

Cumulative return since
inception of Class(F)     -10.37%         -4.90%     -10.48%       -5.77%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
  Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.

(E)Performance data does not reflect the effect of paying the applicable
  CDSC upon redemption at the end of the period.

(F)6-30-00 for Class A shares and 7-13-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

CLASS C

                                     With              Without
Period                              CDSC(B)             CDSC(C)

1-year period
ended 9-30-00                          --                  --

5-year period

ended 9-30-00                          --                  --

10-year period
ended 9-30-00                          --                  --

Cumulative return since
inception of Class(D)                -6.14%              -5.20%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
  Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment.

(C)Performance data does not reflect the effect of paying the applicable
  CDSC upon redemption at the end of the period.

(D)7-6-00 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF TAX-MANAGED EQUITY FUND

Portfolio Highlights

On September 30, 2000, Tax-Managed Equity Fund had net assets totaling
$3,399,367 invested in a diversified portfolio of:

95.80% Common Stock

4.20% Cash and Cash Equivalents

As a shareholder of Tax-Managed Equity Fund, for every $100
you had invested on September 30, 2000, your Fund owned:

Manufacturing Stocks                        $35.93

Services Stocks                             $23.35

Transportation, Communication, Electric and
 Sanitary Services Stocks                  $13.10

Finance, Insurance and Real Estate Stocks   $11.61

Wholesale and Retail Trade Stocks           $ 9.55

Cash and Cash Equivalents                   $ 4.20

Mining Stocks                               $ 2.26

THE INVESTMENTS OF TAX-MANAGED EQUITY FUND

COMMON STOCKS                                     Shares          Value

Business Services -- 21.06%
Amdocs Limited* ..............................     1,000       $ 62,375
America Online, Inc.* ........................     1,700         91,375
CheckFree Holdings Corporation* ..............     1,400         58,669
Clear Channel Communications, Inc.* ..........     2,000        113,000
Critical Path, Inc.* .........................       700         42,241
Microsoft Corporation* .......................     2,100        126,656
Oracle Corporation* ..........................     1,400        110,250
Siebel Systems, Inc.* ........................     1,000        111,281
                                                                715,847

Chemicals and Allied Products -- 19.73%
Amgen Inc.* ..................................     1,000         69,687
Bristol-Myers Squibb Company .................     1,500         85,688
Merck & Co., Inc. ............................     1,300         96,769
Pfizer Inc. ..................................     1,600         71,900
QLT Inc.* ....................................     1,000         70,906
Schering-Plough Corporation ..................     4,000        186,000
Smith International, Inc.* ...................     1,100         89,719
                                                                670,669

Communication -- 6.56%
Cox Communications, Inc., Class A* ...........     4,300        164,475
Viacom Inc., Class B* ........................     1,000         58,500
                                                                222,975

Electronic and Other Electric Equipment -- 5.09%
Nokia Corporation, Series A, ADR .............     2,100         83,607
Nortel Networks Corporation ..................     1,500         89,344
                                                                172,951

Food Stores -- 2.06%
Kroger Co. (The)* ............................     3,100         69,944

General Merchandise Stores -- 2.19%
Target Corporation ...........................     2,900         74,312

Health Services -- 2.29%
HCA -- The Healthcare Company ................     2,100         77,963

Industrial Machinery and Equipment -- 8.98%
Cisco Systems, Inc.* .........................     1,100         60,775
Dell Computer Corporation* ...................     2,200         67,719
EMC Corporation* .............................     1,000         99,125
Hewlett-Packard Company ......................       800         77,600
                                                                305,219

Instruments and Related Products -- 2.13%
Medtronic, Inc. ..............................     1,400         72,537

Insurance Carriers -- 8.62%
American International Group, Inc. ...........       900         86,119
Berkshire Hathaway Inc., Class B* ............       100        207,000
                                                                293,119

Nondepository Institutions -- 2.99%
Financial Federal Corporation* ...............     4,200        101,588

Oil and Gas Extraction -- 2.26%
Apache Corporation ...........................     1,300         76,862

Telephone and Radiotelephone Communication -- 6.54%
AT&T Wireless Group* .........................     3,100         64,712
SBC Communications Inc. ......................     1,300         65,000
Telefonaktiebolaget LM Ericsson, ADR, Class B      3,700         54,691
Williams Communications Group, Inc.* .........     1,900         38,000
                                                                222,403

Wholesale Trade -- Nondurable Goods -- 5.30%
Allscripts, Inc.* ............................     5,300         75,028
Enron Corp. ..................................     1,200        105,150
                                                                180,178

TOTAL COMMON STOCKS -- 95.80% ................               $3,256,567
(Cost: $3,361,749)

TOTAL SHORT-TERM SECURITIES -- 2.91% .........                  $99,000
(Cost: $99,000)

TOTAL INVESTMENT SECURITIES -- 98.71% ........               $3,355,567
(Cost: $3,460,749)

CASH AND OTHER ASSETS, NET OF LIABILITIES -- 1.29%               43,800

NET ASSETS -- 100.00% ........................               $3,399,367

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

TAX-MANAGED EQUITY FUND
September 30, 2000
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities -- at value (Notes 1 and 3) ....         $3,356
Cash .................................................              1
Receivables:
  Investment securities sold..........................             49
  Fund shares sold....................................             16
  Dividends and interest..............................              1
Prepaid registration fees ............................             44
                                                               ------
   Total assets ......................................          3,467
                                                               ------

LIABILITIES
Payable for investment securities purchased ..........             62
Accrued service fee (Note 2) .........................              1
Accrued transfer agency and dividend disbursing (Note 2)          --*
Accrued distribution fee (Note 2) ....................            --*
Other  ...............................................              5
                                                               ------
   Total liabilities .................................             68
                                                               ------
     Total net assets.................................          3,399
                                                               ======

NET ASSETS
$0.01 par value capital stock
  Capital stock.......................................             $4
  Additional paid-in capital..........................          3,558
Accumulated undistributed income (loss):
  Accumulated undistributed net investment income.....              8
  Accumulated undistributed net realized loss
   on investments ....................................            (66)
  Net unrealized depreciation of investments..........           (105)
                                                               ------
   Net assets applicable to outstanding
     units of capital.................................         $3,399
                                                               ======

Net asset value per share
(net assets divided by shares outstanding):
Class A
        ..............................................             $9.52
Class B
        ..............................................             $9.49
Class C
        ..............................................             $9.49
Capital shares outstanding:
Class A
        ..............................................            337
Class B
        ..............................................              6
Class C
        ..............................................             14
Capital shares authorized..............................        400,000

*Not shown due to rounding.

STATEMENT OF OPERATIONS
TAX-MANAGED EQUITY FUND
For the Fiscal Period Ended September 30, 2000

(In Thousands)

INVESTMENT INCOME (LOSS)
Income (Note 1B):
  Interest and amortization...........................            $15
  Dividends...........................................              1
                                                                 ----
   Total income ......................................             16
                                                                 ----
Expenses (Note 2):
  Investment management fee...........................              5
  Registration fees...................................              4
  Custodian fees......................................              2
  Service fee:
   Class A ...........................................              1
   Class B ...........................................            --*
   Class C ...........................................            --*
  Distribution fee:
   Class A ...........................................            --*
   Class B ...........................................            --*
   Class C ...........................................            --*
  Transfer agency and dividend disbursing:
   Class A ...........................................            --*
   Class B ...........................................            --*
   Class C ...........................................            --*
  Legal fees..........................................            --*
  Other ..............................................              1
                                                                 ----
  Total ..............................................             13
   Less expenses in excess of voluntary waiver
     of management fee (Note 2).......................             (5)
                                                                 ----
     Total expenses...................................              8
                                                                 ----
      Net investment income ..........................              8
                                                                 ----
Realized and Unrealized Loss on
Investments (Notes 1 and 3)
Realized net loss on investments .....................            (66)
Unrealized depreciation in value of investments
  during the period...................................           (105)
                                                                 ----
   Net loss on investments ...........................           (171)
                                                                 ----
     Net decrease in net assets resulting
      from operations ................................          $(163)
                                                                 ====
*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS
TAX-MANAGED EQUITY FUND

For the Fiscal Period Ended September 30, 2000

(In Thousands)

INCREASE IN NET ASSETS
Operations:
  Net investment income...............................         $    8
  Realized net loss on investments....................            (66)
  Unrealized depreciation.............................           (105)
                                                               ------
   Net decrease in net assets resulting
     from operations..................................           (163)
                                                               ------
Capital share transactions (Note 5) ..................            562
                                                               ------
  Total increase......................................            399

NET ASSETS
Beginning of period ..................................          3,000
                                                               ------
End of period ........................................         $3,399
                                                               ======
Undistributed net investment income ..................             $8
                                                               ======

*See "Financial Highlights" on pages 149-151.

FINANCIAL HIGHLIGHTS

TAX-MANAGED EQUITY FUND

Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                                 For the
                                                               period from
                                                                 6-30-00*
                                                                    to
                                                                 9-30-00

Net asset value, beginning of period...................            $10.00
                                                                 -------
Income (loss) from investment operations:
Net investment income ................................              0.02
Net realized and unrealized loss on investments ......             (0.50)
                                                                 -------
Total from investment operations.......................             (0.48)
                                                                 -------
Less distributions:
From net investment income ...........................             (0.00)
From capital gains ...................................             (0.00)
                                                                 -------
Total distributions....................................             (0.00)
                                                                 -------
Net asset value, end of period.........................           $  9.52
                                                                 =======

Total return**.........................................             -4.90%
Net assets, end of period (in millions)................             $3
Ratio of expenses to average net assets................              0.96%+
Ratio of net investment income to average
net assets ...........................................              1.06%+
Portfolio turnover rate................................              4.67%

*Commencement of operations.

**Total return calculated without taking into account the sales load deducted on an initial purchase.

+Annualized.

FINANCIAL HIGHLIGHTS

TAX-MANAGED EQUITY FUND
Class B Shares

For a Share of Capital Stock Outstanding Throughout The Period:

                                                                 For the
                                                               period from
                                                                 7-13-00*
                                                                    to
                                                                 9-30-00

Net asset value, beginning of period...................            $10.06
                                                                  -------
Loss from investment operations:
Net investment loss ..................................             (0.01)
Net realized and unrealized loss on investments ......             (0.56)
                                                                  -------

Total from investment operations.......................             (0.57)
                                                                  -------
Less distributions:
From net investment income ...........................             (0.00)
From capital gains ...................................             (0.00)
                                                                  -------
Total distributions....................................             (0.00)
                                                                  -------
Net asset value, end of period.........................            $ 9.49
                                                                  =======

Total return...........................................             -5.77%

Net assets, end of period (000 omitted)................            $60
Ratio of expenses to average net assets................             1.53%**
Ratio of net investment loss to average
net assets ...........................................            -1.12%**
Portfolio turnover rate................................              4.67%

*Commencement of operations.

**Annualized.

FINANCIAL HIGHLIGHTS

TAX-MANAGED EQUITY FUND
Class C Shares

For a Share of Capital Stock Outstanding Throughout The Period:

                                                                 For the
                                                               period from
                                                                 7-6-00*
                                                                    to
                                                                 9-30-00

Net asset value, beginning of period...................            $10.01
                                                                  ------
Loss from investment operations:
Net investment loss ..................................             (0.01)
Net realized and unrealized loss on investments ......             (0.51)
                                                                  ------
Total from investment operations.......................             (0.52)
                                                                  ------
Less distributions:
From net investment income ...........................             (0.00)
From capital gains ...................................             (0.00)
                                                                  ------
Total distributions....................................             (0.00)
                                                                  ------
Net asset value, end of period.........................            $ 9.49
                                                                  ======

Total return...........................................             -5.20%
Net assets, end of period (000 omitted)................           $132
Ratio of expenses to average net assets................             2.11%**
Ratio of net investment loss to average
net assets ...........................................            -0.43%**

Portfolio turnover rate................................              4.67%

*Commencement of operations.

**Annualized.

SHAREHOLDER SUMMARY OF TOTAL RETURN FUND

Total Return Fund

GOAL
To seek capital growth and income.

Strategy

Invests primarily in common stocks of U.S. and foreign companies with dominant market positions in their industries and that have a record of paying regular dividends on common stock or have the potential for capital appreciation.

Founded
1992

Scheduled Dividend Frequency

Annually (December)

Performance Summary -- Class C Shares

Per Share Data

For the Six Months Ended September 30, 2000

Net Asset Value on
            9-30-00             $13.91
            3-31-00              13.76
                                 ------

Change per share                $ 0.15
                                 ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF TOTAL RETURN FUND

Average Annual Total Return(A)

                         CLASS A                     CLASS B
                           With         Without        With      Without
Period                 Sales Load(B)  Sales Load(C)   CDSC(D)     CDSC(E)

1-year period
ended 9-30-00                --             --           --          --

5-year period
ended 9-30-00                --             --           --          --

10-year period
ended 9-30-00                --             --           --          --

Cumulative return since
inception of Class(F)      -5.41%         0.36%        -6.28%      -1.35%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.
  Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.

(E))Performance data does not reflect the effect of paying the applicable
  CDSC upon redemption at the end of the period.

(F)7-3-00 for Class A shares and 7-11-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period                             CLASS C(B)          CLASS Y(C)

1-year period ended 9-30-00          24.79%              25.84%

5-year period ended 9-30-00          17.77%                --

10-year period ended 9-30-00           --                  --

Since inception of Class(D)          16.70%              19.43%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results.

  Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class
  C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as
  Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class
  Y shares are not subject to these charges.

(D)9-21-92 for Class C shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

The recent growth rate and volatility in the stock market has helped produce short-term returns that may not be typical and may not continue in the future.

SHAREHOLDER SUMMARY OF TOTAL RETURN FUND

Portfolio Highlights

On September 30, 2000, Total Return Fund had net assets totaling
$574,255,140 invested in a diversified portfolio of:

97.49% Common Stocks

2.14% Cash and Cash Equivalents

0.37% Preferred Stock

As a shareholder of Total Return Fund, for every $100 you
had invested on September 30, 2000, your Fund owned:

Manufacturing Stocks                             $46.80

Finance, Insurance and Real Estate Stocks        $13.53

Wholesale and Retail Trade Stocks                $ 9.55

Services Stocks                                  $ 9.22

Transportation, Communication, Electric and
 Sanitary Services Stocks                       $ 9.17

Mining Stocks                                    $ 7.85

Cash and Cash Equivalents                        $ 2.14

Miscellaneous Investing Institutions Stocks      $ 1.37

Preferred Stock                                  $ 0.37

THE INVESTMENTS OF TOTAL RETURN FUND

COMMON STOCKS                                     Shares          Value

Amusement and Recreation Services -- 1.31%
Walt Disney Company (The) ....................   196,000    $ 7,497,000

Building Materials and Garden Supplies -- 0.56%
Home Depot, Inc. (The) .......................    60,150      3,191,709

Business Services -- 6.24%
America Online, Inc.* ........................    71,700      3,853,875
Clear Channel Communications, Inc.* ..........    95,800      5,412,700

Microsoft Corporation* .......................   219,100     13,214,469

Oracle Corporation* ..........................    69,900      5,504,625
Veritas Software Corp.* ......................    55,100      7,836,253
                                                             35,821,922

Chemicals and Allied Products -- 22.19%
Air Products and Chemicals, Inc. .............   139,200      5,011,200
American Home Products Corporation ...........   130,500      7,381,406
Biogen, Inc.* ................................    52,700      3,216,347
Bristol-Myers Squibb Company .................   109,100      6,232,338
Dow Chemical Company (The) ...................   310,000      7,730,625
du Pont (E.I.) de Nemours and Company ........   159,400      6,605,137
Forest Laboratories, Inc.* ...................   115,400     13,234,938
Johnson & Johnson ............................    89,600      8,416,800
King Pharmaceuticals, Inc.* ..................    86,900      2,905,719
Merck & Co., Inc. ............................   125,200      9,319,575
Pfizer Inc. ..................................   460,075     20,674,620
Pharmacia Corporation ........................   243,473     14,654,031
QLT Inc.* ....................................   140,100      9,933,966
Schering-Plough Corporation ..................   259,800     12,080,700
                                                            127,397,402

Communication -- 2.42%
Cox Communications, Inc., Class A* ...........   226,100      8,648,325
General Motors Corporation, Class H* .........   140,700      5,231,226
                                                             13,879,551

Depository Institutions -- 4.32%
Bank of America Corporation ..................   166,700      8,730,913
Chase Manhattan Corporation (The) ............   122,000      5,634,875
Citigroup Inc. ...............................   192,900     10,428,656
                                                             24,794,444

Electric, Gas and Sanitary Services -- 1.20%
El Paso Energy Corporation ...................   111,600      6,877,350

Electronic and Other Electric Equipment -- 6.51%
General Electric Company .....................   213,200  $  12,298,975
Intel Corporation ............................   164,200      6,819,431
JDS Uniphase Corporation* ....................    29,100      2,754,497
Micron Technology, Inc.* .....................    49,100      2,258,600
Nortel Networks Corporation ..................   106,300      6,331,494
Rambus Inc.* .................................    87,800      6,927,969
                                                             37,390,966

Fabricated Metal Products -- 0.57%
Gillette Company (The) .......................   106,550      3,289,731

Food and Kindred Products -- 0.29%
Anheuser-Busch Companies, Inc. ...............    39,500      1,671,344

Food Stores -- 4.40%
Kroger Co. (The)* ............................   747,900     16,874,494
Safeway Inc.* ................................   179,900      8,399,081
                                                             25,273,575

Furniture and Home Furnishings Stores -- 1.66%
Best Buy Co., Inc.* ..........................    52,200      3,321,225
Circuit City Stores, Inc. --
  Circuit City Group..........................   269,300      6,193,900
                                                              9,515,125

General Merchandise Stores -- 1.82%
Target Corporation ...........................   407,900     10,452,438

Holding and Other Investment Offices -- 1.37%
ABB Ltd. (A) .................................    81,050      7,891,278

Industrial Machinery and Equipment -- 8.56%
Baker Hughes Incorporated ....................   317,800     11,798,325
Caterpillar Inc. .............................    77,300      2,608,875
Cisco Systems, Inc.* .........................   122,000      6,740,500
Dell Computer Corporation* ...................   207,500      6,387,110
EMC Corporation* .............................   129,800     12,866,425
International Business Machines Corporation ..    52,200      5,872,500
Sun Microsystems, Inc.* ......................    24,700      2,901,478
                                                             49,175,213

Instruments and Related Products -- 2.78%
Guidant Corporation* .........................   162,900     11,514,994
Medtronic, Inc. ..............................    60,400      3,129,475
Raytheon Company, Class A ....................    48,199      1,319,447
                                                             15,963,916

Insurance Carriers -- 3.45%
American International Group, Inc. ...........   110,250     10,549,547
Chubb Corporation (The) ......................   117,300      9,281,362
                                                             19,830,909

Motion Pictures -- 1.67%
Time Warner Incorporated .....................   122,300      9,569,975

Nondepository Institutions -- 4.87%
Fannie Mae    ............................       195,400     13,971,100
Freddie Mac ..................................   259,300     14,018,406
                                                             27,989,506

Oil and Gas Extraction -- 7.85%
Anadarko Petroleum Corporation ...............   248,800     16,535,248
Burlington Resources Incorporated ............   257,600      9,482,900
Schlumberger Limited .........................   164,100     13,507,481
Transocean Sedco Forex Inc. ..................    95,146      5,577,934
                                                             45,103,563

Paper and Allied Products -- 0.95%
International Paper Company ..................   189,100      5,424,806

Petroleum and Coal Products -- 3.17%
Exxon Mobil Corporation ......................   110,784      9,873,624
Royal Dutch Petroleum Company ................   139,400      8,355,288
                                                             18,228,912

Primary Metal Industries -- 0.83%
Alcoa Incorporated ...........................   188,600      4,773,937

Security and Commodity Brokers -- 0.89%
Charles Schwab Corporation (The) .............    95,550      3,392,025
Goldman Sachs Group, Inc. (The) ..............    14,900      1,697,669
                                                              5,089,694

Telephone and Radiotelephone Communication -- 5.55%
Nippon Telegraph and Telephone
  Corporation (A).............................       330      3,242,642
SBC Communications Inc. ......................   240,300     12,015,000
Telefonaktiebolaget LM Ericsson, ADR,
  Class B  ...................................   436,000      6,444,625
Vodafone Airtouch Public Limited
  Company, ADR................................   152,700      5,649,900
Worldcom, Inc.* ..............................   149,500      4,541,062
                                                             31,893,229

Transportation Equipment -- 0.95%
Lockheed Martin Corporation ..................   165,200      5,444,992

Wholesale Trade -- Nondurable Goods -- 1.11%
Enron Corp. ..................................    73,000      6,396,625

TOTAL COMMON STOCKS -- 97.49% ................             $559,829,112
(Cost: $387,140,896)

PREFERRED STOCK -- 0.37%                          Shares          Value

Communication
Cox Communications, Inc., 7.0% Convertible ...    39,200   $  2,097,200
(Cost: $1,956,350)

TOTAL SHORT-TERM SECURITIES -- 2.00% .........             $ 11,509,517
(Cost: $11,509,517)

TOTAL INVESTMENT SECURITIES -- 99.86% ........             $573,435,829
(Cost: $400,606,763)

CASH AND OTHER ASSETS, NET OF LIABILITIES -- 0.14%              819,311

NET ASSETS -- 100.00% ........................             $574,255,140
Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

(A) Listed on an exchange outside the United States.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

TOTAL RETURN FUND
September 30, 2000
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities -- at value (Notes 1 and 3) ....       $573,436
Cash
     .................................................              1
Receivables:
  Investment securities sold..........................          4,459
  Fund shares sold....................................            443
  Dividends and interest..............................            381
Prepaid insurance premium ............................              4
Other assets .........................................             20
                                                             --------
   Total assets ......................................        578,744
                                                             --------
LIABILITIES

Payable for investment securities purchased ..........          2,955
Payable to Fund shareholders .........................          1,231
Accrued service fee (Note 2) .........................            117
Accrued transfer agency and dividend
  disbursing (Note 2).................................            106
Accrued distribution fee (Note 2) ....................             23
Accrued management fee (Note 2) ......................             22
Accrued accounting services fee (Note 2) .............              7
Other  ...............................................             28
                                                             --------
   Total liabilities .................................          4,489
                                                             --------
     Total net assets.................................       $574,255
                                                             ========

NET ASSETS
$0.01 par value capital stock
  Capital stock.......................................           $413
  Additional paid-in capital..........................        307,921
Accumulated undistributed income (loss):
  Accumulated undistributed net investment loss.......         (2,747)
  Accumulated undistributed net realized gain
   on investments ....................................         95,844
  Net unrealized appreciation of investments..........        172,824
                                                             --------
   Net assets applicable to outstanding
     units of capital.................................       $574,255
                                                             ========

Net asset value per share (net assets divided by shares outstanding):

Class A ..............................................            $13.94
Class B ..............................................            $13.91
Class C ..............................................            $13.91
Class Y ..............................................            $14.30
Capital shares outstanding:
Class A ..............................................            146
Class B ..............................................            198
Class C ..............................................         40,768
Class Y ..............................................            159
Capital shares authorized..............................        400,000

STATEMENT OF OPERATIONS

TOTAL RETURN FUND

For the Six Months Ended September 30, 2000
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
  Dividends (net of foreign withholding taxes of $11).        $ 2,531
  Interest and amortization...........................            420
                                                              -------
   Total income ......................................          2,951
                                                              -------
Expenses (Note 2):
  Distribution fee:
   Class A ...........................................            --*
   Class B ...........................................              2
   Class C ...........................................          2,154
   Class Y ...........................................              3
  Investment management fee...........................          2,021
  Service fee:
   Class A ...........................................            --*
   Class B ...........................................              1
   Class C ...........................................            718
  Transfer agency and dividend disbursing:
   Class A ...........................................              1
   Class B ...........................................              1
   Class C ...........................................            584
  Registration fees...................................             45
  Accounting services fee.............................             36
  Custodian fees......................................             23
  Audit fees..........................................             11
  Legal fees..........................................             10
  Shareholder servicing fee -- Class Y................              2
  Other ..............................................             59
                                                              -------
   Total expenses ....................................          5,671
                                                              -------
     Net investment loss..............................         (2,720)
                                                              -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments .....................         38,959
Unrealized depreciation in value of investments
  during the period...................................        (29,821)
                                                              -------
  Net gain on investments.............................          9,138
                                                              -------
   Net increase in net assets resulting from operations       $ 6,418
                                                              =======

*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS

TOTAL RETURN FUND
(In Thousands)

                                            For the six   For the fiscal
                                            months ended    year ended
                                           September 30,     March 31,
                                                2000           2000
INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment loss.......................  $ (2,720)       $  (635)
  Realized net gain on investments..........    38,959         67,641
  Unrealized appreciation (depreciation)....   (29,821)        51,174
                                              -----------------------
   Net increase in net assets resulting
     from operations........................     6,418        118,180
                                              -----------------------
Distributions to shareholders from (Note 1E):*
  Net investment income:
   Class C .................................        --         (1,151)
   Class Y .................................        --            (16)
  Realized net gain on investment transactions:
   Class C .................................        --        (18,926)
   Class Y .................................        --            (56)
                                              -----------------------
        ....................................        --        (20,149)
                                              -----------------------
Capital share transactions (Note 5) ........   (19,608)       (20,177)
                                              -----------------------
  Total increase (decrease).................   (13,190)        77,854

NET ASSETS
Beginning of period ........................   587,445        509,591
                                              -----------------------
End of period ..............................  $574,255       $587,445
                                              =======================
  Undistributed net investment loss.........   $(2,747)          $(27)
                                              =======================

*See "Financial Highlights" on pages 162-165.

FINANCIAL HIGHLIGHTS

TOTAL RETURN FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                                 For the
                                                               period from
                                                                 7-3-00*
                                                                    to
                                                                 9-30-00

Net asset value, beginning of period...................            $13.89
                                                                   ------
Income from investment operations:
Net investment loss ..................................             (0.00)
Net realized and unrealized gain on investments ......              0.05
                                                                   ------
Total from investment operations.......................              0.05
                                                                   ------
Less distributions:
From net investment income ...........................             (0.00)
From capital gains ...................................             (0.00)
                                                                   ------
Total distributions....................................             (0.00)
                                                                   ------
Net asset value, end of period.........................            $13.94
                                                                   ======
Total return**.........................................              0.36%
Net assets, end of period (in millions)................             $2
Ratio of expenses to average net assets................              1.33%+
Ratio of net investment loss to average net assets.....             -0.27%+
Portfolio turnover rate................................            19.32%++

*Commencement of operations.

**Total return calculated without taking into account the sales load deducted on an initial purchase.

+Annualized.

++Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

TOTAL RETURN FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                                                 For the
                                                               period from
                                                                 7-11-00*
                                                                    to
                                                                 9-30-00

Net asset value, beginning of period...................            $14.10
                                                                   ------
Loss from investment operations:
Net investment loss ..................................             (0.02)

Net realized and unrealized loss on investments ......             (0.17)
                                                                   ------
Total from investment operations.......................             (0.19)
                                                                   ------
Less distributions:
From net investment income ...........................             (0.00)
From capital gains ...................................             (0.00)
                                                                   ------
Total distributions....................................             (0.00)
                                                                   ------
Net asset value, end of period.........................            $13.91
                                                                   ======
Total return...........................................             -1.35%
Net assets, end of period (in millions)................             $3

Ratio of expenses to average net assets................             2.17%**
Ratio of net investment loss to average net assets.....            -1.01%**
Portfolio turnover rate................................             19.32%+

*Commencement of operations.

**Annualized.

+Portfolio turnover is for the six months ended September 30, 2000.

FINANCIAL HIGHLIGHTS

TOTAL RETURN FUND
Class C Shares(A)

For a Share of Capital Stock Outstanding Throughout Each Period:*

                   For the six
                     months       For the fiscal year ended March 31,
                      ended    ----------------------------------------
                     9-30-00   2000     1999     1998     1997     1996
Net asset value,

beginning of
period ............. $13.76   $11.52   $12.24   $ 9.09    $8.17    $6.37
Income from investment
operations:
Net investment
  income (loss).....  (0.07)   (0.01)    0.03    (0.02)   (0.01)   (0.01)
Net realized and
  unrealized gain
  on investments....   0.22     2.71     0.82     3.56     0.98     1.84
Total from investment
operations .........   0.15     2.70     0.85     3.54     0.97     1.83
Less distributions:
From net investment
  income............  (0.00)   (0.03)   (0.01)   (0.00)   (0.00)   (0.00)
From capital
  gains.............  (0.00)   (0.43)   (1.56)   (0.39)   (0.05)   (0.03)
Total
distributions ......  (0.00)   (0.46)   (1.57)   (0.39)   (0.05)   (0.03)
Net asset value,
end of period ...... $13.91   $13.76   $11.52   $12.24    $9.09    $8.17
Total return.........   1.09%   23.98%    7.47%   39.57%   11.93%   28.75%
Net assets,
end of period
(in millions) ......$567     $585     $508     $473     $317     $208
Ratio of expenses
to average
net assets .........   1.97%**  1.98%    1.93%    1.92%    1.95%    1.99%
Ratio of net
investment
income (loss)
to average
net assets .........  -0.95%** -0.12%    0.30%   -0.23%   -0.17%   -0.11%
Portfolio turnover
rate ...............  19.32%   75.64%   54.73%   36.94%   26.23%   16.78%

(A)See Note 5.

*Per-share amounts have been adjusted retroactively to reflect the 100%
 stock dividend effected June 26, 1998.

**Annualized.

FINANCIAL HIGHLIGHTS

TOTAL RETURN FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*

                                                                  For the
                   For the six         For the fiscal          period from
                     Months         year ended March 31,        12-29-95**
                      Ended   --------------------------------      to
                     9-30-00   2000     1999     1998     1997    3-31-96

Net asset value,
beginning of
period ............. $14.08   $11.78   $12.46   $ 9.18    $8.19    $7.66
Income from investment
operations:
Net investment
  income (loss).....  (0.01)    0.06     0.12     0.05     0.02     0.02
Net realized and
  unrealized gain
  on investments....   0.23     2.80     0.84     3.62     1.02     0.51
Total from investment
operations .........   0.22     2.86     0.96     3.67     1.04     0.53
Less distributions:
From net investment
  income............  (0.00)   (0.13)   (0.08)   (0.00)   (0.00)   (0.00)
From capital
  gains.............  (0.00)   (0.43)   (1.56)   (0.39)   (0.05)   (0.00)
Total
distributions ......  (0.00)   (0.56)   (1.64)   (0.39)   (0.05)   (0.00)
Net asset value,
end of period........ $14.30   $14.08   $11.78   $12.46    $9.18    $8.19
Total return.........   1.56%   24.96%    8.37%   40.63%   12.69%    6.92%
Net assets,
end of period
(000 omitted) ...... $2,272$2,152   $1,381     $943     $504      $87
Ratio of expenses
To average
net assets .........   1.15%+   1.16%    1.15%    1.20%    1.18%    0.96%+
Ratio of net
Investment income
(loss) to average
net assets .........  -0.13%+   0.67%    1.10%    0.50%    0.65%    1.04%+
Portfolio turnover
rate ...............  19.32%   75.64%   54.73%   36.94%   26.23%   16.78%+

*Per-share amounts have been adjusted retroactively to reflect the 100%
 stock dividend effected June 26, 1998.

**Commencement of operations.

+Annualized.

NOTES TO FINANCIAL STATEMENTS
September 30, 2000

Note 1 -- Significant Accounting Policies

W&R Funds, Inc. (the "Corporation"), formerly Waddell & Reed Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues twelve series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements.
The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-
   the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.
   Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the
   Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See
   Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The
   Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax.
   Accordingly, provision has not been made for Federal income taxes. See
   Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the
   United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. Net investment income, net realized gains and net assets are not affected by these changes.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager. WRIMCO provides advice and supervises investments for which services it is paid a fee. The fee is payable by each Fund at the following annual rates:

Fund Net Assets Breakpoints Annual Rate

W&R Asset Strategy Fund     Up to $1 Billion                    .700%
                            Over $1 Billion up to $2 Billion    .650%
                            Over $2 Billion up to $3 Billion    .600%
                            Over $3 Billion                     .550%

W&R High Income Fund        Up to $500 Million                  .625%
                            Over $500 Million up to $1 Billion  .600%
                            Over $1 Billion up to $1.5 Billion  .550%
                            Over $1.5 Billion                   .500%

W&R International           Up to $1 Billion                    .850%
   Growth Fund              Over $1 Billion up to $2 Billion    .830%
                            Over $2 Billion up to $3 Billion    .800%
                            Over $3 Billion                     .760%

W&R Large Cap Growth Fund   Up to $1 Billion                    .700%
                            Over $1 Billion up to $2 Billion    .650%
                            Over $2 Billion up to $3 Billion    .600%
                            Over $3 Billion                     .550%

W&R Limited-Term Bond Fund  Up to $500 Million                  .500%
                            Over $500 Million up to $1 Billion  .450%
                            Over $1 Billion up to $1.5 Billion  .400%
                            Over $1.5 Billion                   .350%

W&R Mid Cap Growth Fund     Up to $1 Billion                    .850%
                            Over $1 Billion up to $2 Billion    .830%
                            Over $2 Billion up to $3 Billion    .800%
                            Over $3 Billion                     .760%

W&R Money Market Fund       All levels                          .400%

W&R Municipal Bond Fund     Up to $500 Million                  .525%
                            Over $500 Million up to $1 Billion  .500%
                            Over $1 Billion up to $1.5 Billion  .450%
                            Over $1.5 Billion                   .400%

W&R Science and             Up to $1 Billion                    .850%
   Technology Fund          Over $1 Billion up to $2 Billion    .830%
                            Over $2 Billion up to $3 Billion    .800%
                            Over $3 Billion                     .760%

W&R Small Cap Growth Fund   Up to $1 Billion                    .850%
                            Over $1 Billion up to $2 Billion    .830%
                            Over $2 Billion up to $3 Billion    .800%
                            Over $3 Billion                     .760%

W&R Tax-Managed             Up to $1 Billion                    .625%
   Equity Fund              Over $1 Billion up to $2 Billion    .600%
                            Over $2 Billion up to $3 Billion    .550%
                            Over $3 Billion                     .500%

W&R Total Return Fund       Up to $1 Billion                    .700%
                            Over $1 Billion up to $2 Billion    .650%
                            Over $2 Billion up to $3 Billion    .600%
                            Over $3 Billion                     .550%

The fee is accrued and paid daily. However, Waddell & Reed Investment
Management Company ("WRIMCO"), the Corporation's investment manager, has agreed to waive a Fund's management fee on any day that the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

The Corporation has an Accounting Services Agreement with Waddell & Reed
Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the
Corporation. For these services, each of the Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                          Accounting Services Fee

             Average
         Net Asset Level                Annual Fee
         (in millions)             Rate for Each Level

     From $    0 to $   10               $      0
     From $   10 to $   25               $ 11,000
     From $   25 to $   50               $ 22,000
     From $   50 to $  100               $ 33,000
     From $  100 to $  200               $ 44,000
     From $  200 to $  350               $ 55,000
     From $  350 to $  550               $ 66,000
     From $  550 to $  750               $ 77,000
     From $  750 to $1,000               $ 93,500
          $1,000 and Over                $110,000

In addition, for each class of shares in excess of one, each Fund pays the
Agent a monthly per-class fee equal to 2.5% of the monthly base fee.

Prior to September 1, 2000, each of the Funds paid WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                          Accounting Services Fee

             Average
         Net Asset Level                Annual Fee
   (all dollars in millions)       Rate for Each Level

     From $    0 to $   10               $      0
     From $   10 to $   25               $ 10,000
     From $   25 to $   50               $ 20,000
     From $   50 to $  100               $ 30,000
     From $  100 to $  200               $ 40,000
     From $  200 to $  350               $ 50,000
     From $  350 to $  550               $ 60,000
     From $  550 to $  750               $ 70,000
     From $  750 to $1,000               $ 85,000
         $1,000 and Over                 $100,000

Under the Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month: Asset Strategy Fund pays the Agent a monthly fee of $1.4125; High Income Fund, Limited-Term Bond Fund and
Municipal Bond Fund each pay the Agent a monthly fee of $1.6125; and
International Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund,
Science and Technology Fund, Small Cap Growth Fund, Tax-Managed Equity Fund
and Total Return Fund each pay the Agent a monthly fee of $1.3375. Money
Market Fund pays the Agent a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for
Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays the Agent a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

Prior to September 1, 2000, under the Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, each Fund other than Money
Market Fund paid WARSCO a monthly fee of $1.3125 for each shareholder account that was in existence at any time during the prior month, plus
$0.30 for each account on which a dividend or distribution, of cash or shares, had a record date in that month. Each Fund also paid W&R and WARSCO for certain out-of-pocket costs.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the period ended September 30, 2000, W&R received the following amounts in gross sales commissions and deferred sales charges:

                                                         CDSC
                                Gross Sales   --------------------------
                                Commissions  Class A   Class B  Class C

Asset Strategy Fund              $21,816        $0     $  26  $  1,138
High Income Fund                   5,824         0         0        98
International Growth Fund         38,331         0        12     8,698
Large Cap Growth Fund             74,312         0         0       236
Limited-Term Bond Fund               111         0         0       176
Mid Cap Growth Fund               55,257         0         0       154
Money Market Fund                      0         0       250       497
Municipal Bond Fund                  878         0         0       341
Science and Technology Fund       51,772         0         0    21,488
Small Cap Growth Fund             64,511         0        17    16,434
Tax-Managed Equity Fund           11,266         0         0         0
Total Return Fund                 43,393         0         0     8,004

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the
Corporation's shares, except for registration fees and related expenses.
During the period ended September 30, 2000, W&R paid the following amounts:

Asset Strategy Fund....................................      $  41,856
High Income Fund.......................................         12,654
International Growth Fund..............................        106,995
Large Cap Growth Fund..................................         72,710
Limited-Term Bond Fund.................................          7,424
Mid Cap Growth Fund....................................         53,847
Money Market Fund......................................              0
Municipal Bond Fund....................................          2,605
Science and Technology Fund............................        149,936
Small Cap Growth Fund..................................        222,274
Tax-Managed Equity Fund................................         10,709
Total Return Fund......................................        164,146

Under a Distribution and Service Plan for Class A shares adopted by the
Corporation pursuant to Rule 12b-1 under the Investment Company Act of
1940, each Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for
Class B shares and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75%
of a Fund's average annual net assets attributable to that class, paid monthly, to compensate W&R for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C
Plan each permit W&R to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

Under the Class Y Plan, each Fund may pay the Distributor a fee of up to
0.25%, on an annual basis, of the average daily net assets of the Fund's
Class Y shares to compensate the Distributor for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class
Y shareholder accounts.

The Corporation paid Directors' fees of $28,623, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

Investment securities transactions for the period ended September 30, 2000 are summarized as follows:

                                Asset         High      International
                               Strategy      Income        Growth
                                 Fund         Fund          Fund
Purchases of investment
  securities, excluding
  short-term and U.S.
  Government securities .....$32,745,573   $ 10,158,479   $113,004,216
Purchases of bullion.........    113,691             --             --
Purchases of U.S. Government
  securities ................    592,078             --             --
Purchases of short-term
  securities ................ 66,399,790    101,948,469    285,127,624
Purchases of options.........  2,925,194             --             --
Proceeds from maturities and
  sales of investment
  securities, excluding
  short-term and U.S.
  Government securities ..... 37,214,028     12,285,938    106,954,198
Proceeds from maturities and
  sales of U.S. Government
  securities ................  1,049,594             --             --
Proceeds from maturities and
  sales of short-term
  securities ................ 59,504,785    100,912,884    287,740,258
Proceeds from options........  2,479,833             --             --

Investment securities transactions for the period ended September 30, 2000 are summarized as follows:

                              Large Cap        Limited-      Mid Cap
                                Growth        Term Bond       Growth
                                 Fund            Fund          Fund
Purchases of investment
  securities, excluding
  short-term and U.S.
  Government securities .....$13,702,025        $92,959     $8,700,773
Purchases of bullion.........         --             --             --
Purchases of U.S. Government
  securities ................         --        495,781             --
Purchases of short-term
  securities ................272,822,000      3,158,000    173,167,000
Purchases of options.........         --             --             --
Proceeds from maturities and
  sales of investment
  securities, excluding
  short-term and U.S.
  Government securities .....  1,785,572      1,242,559      2,396,844
Proceeds from maturities and
  sales of U.S. Government
  securities ................         --      1,315,925             --
Proceeds from maturities and
  sales of short-term
  securities ................267,761,000      2,451,000    169,363,000
Proceeds from options........         --             --             --

Investment securities transactions for the period ended September 30, 2000 are summarized as follows:

                              Municipal    Science and     Small Cap
                                 Bond       Technology      Growth
                                 Fund          Fund          Fund
Purchases of investment
  securities, excluding
  short-term and U.S.
  Government securities ..... $1,587,500   $102,488,223   $156,120,948
Purchases of bullion.........         --             --             --
Purchases of U.S. Government
  securities ................         --             --             --
Purchases of short-term
  securities ................ 13,278,292    744,013,736  1,961,582,250
Purchases of options.........    183,454             --             --
Proceeds from maturities and
  sales of investment
  securities, excluding
  short-term and U.S.
  Government securities .....  4,087,594    146,774,510    167,590,926
Proceeds from maturities and
  sales of U.S. Government
  securities ................         --             --             --
Proceeds from maturities and
  sales of short-term
  securities ................ 14,108,000    701,601,000  1,974,389,177
Proceeds from options........    143,694             --             --

Investment securities transactions for the period ended September 30, 2000 are summarized as follows:

                                           Tax-Managed       Total
                                              Equity         Return
                                               Fund           Fund
Purchases of investment securities,
  excluding short-term and U.S.
  Government securities .....                $3,558,921   $108,802,154
Purchases of bullion.........                        --             --
Purchases of U.S. Government
  securities ................                        --             --
Purchases of short-term
  securities ................                57,945,000    278,114,380
Purchases of options.........                        --             --
Proceeds from maturities and sales
  of investment securities,
  excluding short-term and U.S.
  Government securities .....                   130,778    131,799,816
Proceeds from maturities and
  sales of U.S. Government
  securities ................                        --             --
Proceeds from maturities and
  sales of short-term
  securities ................                57,846,000    283,377,978
Proceeds from options........                        --             --

For Federal income tax purposes, cost of investments owned at September 30,
2000 and the related unrealized appreciation (depreciation) were as follows:

                                                                Aggregate
                                                              Appreciation
                           Cost   Appreciation  Depreciation
                                                             (Depreciation)

Asset Strategy Fund...  $51,369,126  $6,686,195   $1,797,801  $4,888,394
High Income Fund......   20,862,699     464,488    1,461,137    (996,649)
International
  Growth Fund ........  166,783,194  36,567,290   15,016,630  21,550,660
Large Cap
  Growth Fund ........   17,590,285   1,222,363      602,932     619,431
Limited-Term
  Bond Fund ..........   19,411,277      20,975      352,280    (331,305)
Mid Cap
  Growth Fund ........   10,634,228     696,711      548,524     148,187
Money Market Fund.....    4,163,647          --           --          --
Municipal
  Bond Fund ..........   26,923,128     171,743    1,705,503  (1,533,760)
Science and
  Technology Fund ....  169,173,278  59,162,932    8,980,932  50,182,000
Small Cap
  Growth Fund ........  607,900,552 134,742,231   68,961,267  65,780,964
Tax-Managed
  Equity Fund ........    3,460,749     161,569      266,751    (105,182)
Total Return Fund.....  400,609,072 191,957,008   19,130,251 172,826,757

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, Asset Strategy Fund and Science and
Technology Fund realized capital gain net income of $8,669,418 and
$6,575,181, respectively, during the fiscal year ended March 31, 2000, which included the effect of certain losses recognized from the prior year
(see discussion below). For Federal income tax purposes, High Income Fund realized capital losses of $472,930 during the year ended March 31, 2000, which included the effect of certain losses deferred into the next fiscal year as well as the effect of losses recognized from the prior year (see discussion below). Capital loss carryovers aggregated $974,622 at March 31,
2000 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows:
$501,692 at March 31, 2007; and $472,930 at March 31, 2008. For Federal
income tax purposes, International Growth Fund, Small Cap Growth Fund and
Total Return Fund realized capital gain net income of $42,405,551,
$231,612,570 and $66,904,750, respectively, during the year ended March 31,
2000. For Federal income tax purposes, Limited-Term Bond Fund realized no net capital gains or losses for the year ended March 31, 2000, because of the utilization of capital loss carryovers and the effect of certain losses deferred into the next fiscal year as well as the effect of losses recognized from the prior year (see discussion below). Remaining capital loss carryovers aggregated $147,952 at March 31, 2000, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $83,452 at March 31,
2005; and $64,500 at March 31, 2006. For Federal income tax purposes,
Municipal Bond Fund realized capital gain net income of $41,809 during the year ended March 31, 2000, which included the effect of certain losses deferred into the next fiscal year (see discussion below). A portion of the capital gain net income of Asset Strategy Fund, Science and Technology
Fund, International Growth Fund, Small Cap Growth Fund, Total Return Fund
and Municipal Bond Fund was paid to shareholders during the year ended
March 31, 2000. Remaining capital gain net income for Asset Strategy Fund,
Science and Technology Fund, International Growth Fund, Small Cap Growth
Fund and Total Return Fund will be distributed to shareholders.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1999 through March 31, 2000, High Income Fund,
Limited-Term Bond Fund and Municipal Bond Fund incurred net capital losses of $239,041, $127,534 and $79,105, respectively, which have been deferred to the fiscal year ending March 31, 2001. In addition, during the year ended March 31, 2000, Asset Strategy Fund, Science and Technology Fund,
High Income Fund and Limited-Term Bond Fund recognized post-October losses of $477,952, $108,105, $259,064 and $3,090, respectively, that had been deferred from the year ended March 31, 1999.

NOTE 5 -- Multiclass Operations

Each Fund within the Corporation (other than Money Market Fund which offers only Class A, Class B and Class C shares) is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for
the Corporation.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Class B shares were combined with Class C shares effective March 24, 2000 and were redesignated Class C shares.

Transactions in capital stock for the fiscal period ended September 30,
2000 are summarized below. Amounts are in thousands.

                                   Asset           High      International
                                  Strategy        Income         Growth
                                    Fund           Fund           Fund
Shares issued from sale of shares:
  Class A ...................         62             27            102
  Class B ...................         41             37             75
  Class C ...................        511             78            519
  Class Y ...................          4            --*             47
Shares issued from reinvestment
  of dividends:
  Class A ...................         --            --*             --
  Class B ...................         --            --*             --
  Class C ...................         --            100             --
  Class Y ...................         --            --*             --
Shares redeemed:
  Class A ...................        --*            --*            (1)
  Class B ...................         (2)           --*            --*
  Class C ...................       (314)         (410)          (716)
  Class Y ...................         (1)            --           (72)
                                  -----------------------------------
Increase (decrease) in
  outstanding capital
  shares ....................        301          (168)           (46)
                                  ===================================
Value issued from sale of shares:
  Class A ...................     $  950        $   239        $ 2,380
  Class B ...................        619            327          1,789
  Class C ...................      7,722            711         12,900
  Class Y ...................         55              3          1,186
Value issued from reinvestment
  of dividends:
  Class A ...................         --              3             --
  Class B ...................         --              3             --
  Class C ...................         --            893             --
  Class Y ...................         --            --*             --
Value redeemed:
  Class A ...................         (3)           (1)           (16)
  Class B ...................        (31)           (4)           (10)
  Class C ...................     (4,760)       (3,710)       (17,273)
  Class Y ...................        (21)            --        (1,833)
                                  -----------------------------------
Increase (decrease) in
  Outstanding capital .......     $4,531       $(1,536)       $  (877)
                                  ===================================

*Not shown due to rounding.

Transactions in capital stock for the fiscal period ended September 30,
2000 are summarized below. Amounts are in thousands.

                                 Large Cap      Limited-        Mid Cap
                                  Growth        Term Bond        Growth
                                   Fund           Fund            Fund
Shares issued from sale of shares:
  Class A ...................        693             10            325
  Class B ...................         85             30             60
  Class C ...................        409             50            250
  Class Y ...................         25              6             16
Shares issued from reinvestment
  of dividends:
  Class A ...................         --            --*             --
  Class B ...................         --            --*             --
  Class C ...................         --             47             --
  Class Y ...................         --              4             --
Shares redeemed:
  Class A ...................         (3)           --*            (4)
  Class B ...................        --*            --*             --
  Class C ...................        (42)         (308)           (65)
  Class Y ...................         --            (3)             --
                                  -----------------------------------
Increase (decrease) in
  outstanding
  capital shares ............      1,167          (164)            582
                                  ===================================
Value issued from sale of shares:
  Class A ...................    $ 8,515        $    94         $3,703
  Class B ...................      1,012            297            679
  Class C ...................      4,951            489          2,866
  Class Y ...................        277             59            177
Value issued from reinvestment
  of dividends:
  Class A ...................         --              1             --
  Class B ...................         --              2             --
  Class C ...................         --            456             --
  Class Y ...................         --             39             --
Value redeemed:
  Class A ...................        (33)           --*           (41)
  Class B ...................        --*            (3)             --
  Class C ...................       (508)       (3,005)          (763)
  Class Y ...................         --           (32)             --
                                -------------------------------------
Increase (decrease) in
  outstanding capital .......    $14,214       $(1,603)         $6,621
                                =====================================

*Not shown due to rounding.

Transactions in capital stock for the fiscal period ended September 30,
  2000 are summarized below. Amounts are in thousands.

                                  Money         Municipal     Science and
                                 Market            Bond        Technology
                                  Fund             Fund           Fund
Shares issued from sale of shares:
  Class A ...................        387              3             94
  Class B ...................        127              1             81
  Class C ...................      3,405             36            850
  Class Y ...................        n/a             --             40
Shares issued from reinvestment
  of dividends:
  Class A ...................         41            --*             --
  Class B ...................        --*            --*             --
  Class C ...................          6             48             --
  Class Y ...................        n/a            --*             --
Shares redeemed:
  Class A ...................       (25)             --            (3)
  Class B ...................       (50)             --            --*
  Class C ...................    (2,591)          (377)          (887)
  Class Y ...................        n/a             --           (44)
                                 ------------------------------------
Increase (decrease) in
  outstanding
  capital shares ............      1,300          (289)            131
                                 ====================================
Value issued from sale of shares:
  Class A ...................     $  387        $    26        $ 3,231
  Class B ...................        127             10          2,803
  Class C ...................      3,405            364         28,448
  Class Y ...................        n/a             --          1,412
Value issued from
  reinvestment
  of dividends:
  Class A ...................         41            --*             --
  Class B ...................        --*            --*             --
  Class C ...................          6            489             --
  Class Y ...................        n/a            --*             --
Value redeemed:
  Class A ...................       (25)            --*          (101)
  Class B ...................       (50)             --           (14)
  Class C ...................    (2,591)        (3,814)       (29,673)
  Class Y ...................        n/a             --        (1,449)
                                 ------------------------------------
Increase (decrease) in
  outstanding capital .......     $1,300       $(2,925)        $ 4,657
                                 ====================================

*Not shown due to rounding.

Transactions in capital stock for the fiscal period ended September 30,
2000 are summarized below. Amounts are in thousands.

                                                 Tax-
                                Small Cap       Managed        Total
                                 Growth         Equity         Return
                                  Fund           Fund           Fund
Shares issued from sale of shares:
  Class A ...................        159             37            149
  Class B ...................        219              6            199
  Class C ...................      1,325             21          1,680
  Class Y ...................        756             --             24
Shares issued from
  reinvestment
  of dividends:
  Class A ...................         --             --             --
  Class B ...................         --             --             --
  Class C ...................         --             --             --
  Class Y ...................         --             --             --
Shares redeemed:
  Class A ...................       (13)             --            (3)
  Class B ...................        (8)            --*            (1)
  Class C ...................    (2,869)            (7)        (3,460)
  Class Y ...................      (680)             --           (18)
                                 ------------------------------------
Increase (decrease) in
  outstanding
  capital shares ............    (1,111)             57        (1,430)
                                 ====================================
Value issued from sale of shares:
  Class A ...................   $  2,960           $363       $  2,091
  Class B ...................      4,096             61          2,767
  Class C ...................     25,170            212         22,999
  Class Y ...................     14,575             --            346
Value issued from
  reinvestment
  of dividends:
  Class A ...................         --             --             --
  Class B ...................         --             --             --
  Class C ...................         --             --             --
  Class Y ...................         --             --             --
Value redeemed:
  Class A ...................      (231)             --           (43)
  Class B ...................      (141)            --*           (20)
  Class C ...................   (54,323)           (74)       (47,495)
  Class Y ...................   (13,083)             --          (253)
                               --------------------------------------
Increase (decrease) in
  outstanding capital .......  $(20,977)           $562      $(19,608)
                               ======================================
*Not shown due to rounding.

Transactions in capital stock for the fiscal year ended March 31, 2000 are summarized below. Amounts are in thousands.

                                  Asset                          High
                                Strategy         Growth         Income
                                  Fund            Fund           Fund
Shares issued from sale of shares:
  Class B ...................      1,088          5,238            713
  Class C ...................      3,465         37,161          2,520
  Class Y ...................          7            865            --*
Shares issued from reinvestment
  of dividends and/or capital
  gains distribution:
  Class B ...................         90          5,558            165
  Class C ...................          1             84              6
  Class Y ...................          1            112            --*
Shares redeemed:
  Class B ...................    (3,899)       (39,601)        (3,436)
  Class C ...................       (34)          (241)           (59)
  Class Y ...................        (2)          (759)            --*
                                 ------------------------------------
Increase (decrease) in
  outstanding
  capital shares ............        717          8,417           (91)
                                 ====================================
Value issued from sale of shares:
  Class B ...................    $13,016       $ 85,891         $6,880
  Class C ...................     52,539        853,837         23,848
  Class Y ...................         86         15,504              3
Value issued from reinvestment
  of dividends and/or capital
  gains distribution:
  Class B ...................      1,107         96,442          1,580
  Class C ...................         17          1,449             55
  Class Y ...................         13          2,024            --*
Value redeemed:
  Class B ...................   (57,701)      (895,114)       (32,608)
  Class C ...................      (524)        (5,366)          (573)
  Class Y ...................       (26)       (13,175)            (3)
                                -------------------------------------
Increase (decrease) in
  outstanding capital .......    $ 8,527       $141,492        $ (818)
                                =====================================

*Not shown due to rounding.

Transactions in capital stock for the fiscal year ended March 31, 2000 are summarized below. Amounts are in thousands.

                              International    Limited-        Municipal
                                 Growth       Term Bond           Bond
                                  Fund           Fund             Fund
Shares issued from sale of shares:
  Class B ...................      1,553            786            451
  Class C ...................      8,221          1,991          2,850
  Class Y ...................        218            105             --
Shares issued from reinvestment
  of dividends and/or capital
  gains distribution:
  Class B ...................        542             95            124
  Class C ...................         12              3              3
  Class Y ...................          8              3            --*
Shares redeemed:
  Class B ...................    (8,498)        (2,979)        (4,391)
  Class C ...................       (71)           (50)           (48)
  Class Y ...................       (88)            (8)             --
                                 ------------------------------------
Increase (decrease) in
  outstanding
  capital shares ............      1,897           (54)        (1,011)
                                 ====================================
Value issued from sale of shares:
  Class B ...................    $29,238         $7,845       $  4,958
  Class C ...................    246,818         19,380         28,818
  Class Y ...................      5,494          1,033             --
Value issued from reinvestment
  of dividends and/or capital
  gains distribution:
  Class B ...................     12,373            937          1,305
  Class C ...................        280             25             26
  Class Y ...................        188             32            --*
Value redeemed:
  Class B ...................  (247,001)       (29,147)       (44,833)
  Class C ...................    (2,133)          (486)          (495)
  Class Y ...................    (2,324)           (77)             --
                                -------------------------------------
Increase (decrease) in
  outstanding capital .......    $42,933        $ (458)      $(10,221)
                                =====================================

*Not shown due to rounding.

Transactions in capital stock for the fiscal year ended March 31, 2000 are summarized below. Amounts are in thousands.

                                               Science and      Total
                                               Technology      Return
                                                  Fund          Fund
Shares issued from sale of shares:
  Class B ..............................          3,257          6,120
  Class C ..............................          6,359         42,965
  Class Y ..............................            148             58
Shares issued from
  reinvestment of dividends
  and/or capital gains
  distribution:
  Class B ..............................             33          1,649
  Class C ..............................              2             18
  Class Y ..............................            --*              6
Shares redeemed:
  Class B ..............................        (5,834)       (51,879)
  Class C ..............................           (79)          (435)
  Class Y ..............................          (105)           (28)
                                               ----------------------
Increase (decrease) in
  outstanding
  capital shares .......................          3,781        (1,526)
                                               ======================
Value issued from sale of shares:
  Class B ..............................       $ 77,915       $ 72,977
  Class C ..............................        317,906        593,357
  Class Y ..............................          4,519            719
Value issued from reinvestment
  of dividends and/or capital
  gains distribution:
  Class B ..............................          1,221         19,693
  Class C ..............................             64            212
  Class Y ..............................              9             72
Value redeemed:
  Class B ..............................      (292,678)      (700,957)
  Class C ..............................        (3,731)        (5,907)
  Class Y ..............................        (3,235)          (343)
                                              -----------------------
Increase (decrease) in
  outstanding capital ..................       $101,990      $(20,177)
                                              =======================

*Not shown due to rounding.

NOTE 6 -- Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the
Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a put written is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium.

For Asset Strategy Fund, transactions in call options written were as follows:

                                        Number of            Premiums
                                        Contracts            Received

Outstanding at March 31, 2000.......          --         $          --
Options written.....................       1,356             1,490,082
Options terminated in closing
  purchase transactions ............       (702)
                                                           (1,422,606)
Options exercised...................          --                    --
Options expired.....................          --                    --
                                          ---------------------------
Outstanding at September 30, 2000...         654               $67,476
                                          ===========================

NOTE 7 -- Name Changes

On June 30, 2000 the Corporation changed its name from Waddell & Reed
Funds, Inc. to the current W&R Funds, Inc. Also on June 30, 2000, the former Growth Fund became known as the Small Cap Growth Fund. On October 2,
2000, the current Total Return Fund became the Core Equity Fund.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
W&R Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of Asset Strategy Fund, High Income
Fund, International Growth Fund, Large Cap Growth Fund, Limited-Term Bond
Fund, Mid Cap Growth Fund, Money Market Fund, Municipal Bond Fund, Science
and Technology Fund, Small Cap Growth Fund (formerly Growth Fund), Tax-
Managed Equity Fund, and Total Return Fund (collectively the "Funds")
comprising W&R Funds, Inc. (formerly Waddell & Reed Funds, Inc.) as of
September 30, 2000, and the related statements of operations for the respective fiscal periods then ended, the statements of changes in net assets for the respective fiscal periods then ended and fiscal year ended
March 31, 2000, and the financial highlights for the respective fiscal periods ended September 30, 2000 and for each of the five fiscal years in the period ended March 31, 2000. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30,
2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the Funds comprising W&R Funds, Inc. as of September 30, 2000, the results of their operations for the respective fiscal periods then ended, the changes in their net assets for the respective fiscal periods then ended and fiscal year ended March 31, 2000, and the financial highlights for the respective fiscal periods ended September 30, 2000 and for each of the five fiscal years in the period ended March 31, 2000 in conformity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Kansas City, Missouri
November 3, 2000

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your
Waddell & Reed representative or by submitting Internal Revenue Service
Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS

Keith A. Tucker
  Overland Park, Kansas
  Chairman of the Board

James M. Concannon
  Topeka, Kansas

John A. Dillingham
  Kansas City, Missouri

David P. Gardner
  San Mateo, California

Linda K. Graves
  Topeka, Kansas

Joseph Harroz, Jr.
  Norman, Oklahoma

John F. Hayes
  Hutchinson, Kansas

Robert L. Hechler
  Overland Park, Kansas

Henry J. Herrmann
  Overland Park, Kansas

Glendon E. Johnson
  Miami, Florida

William T. Morgan
  Coronado, California

Ronald C. Reimer
  Mission Hills, Kansas

Frank J. Ross, Jr.
  Kansas City, Missouri

Eleanor B. Schwartz
  Kansas City, Missouri

Frederick Vogel III
  Milwaukee, Wisconsin

OFFICERS

Robert L. Hechler
  President

Michael L. Avery
  Vice President

Bryan J. Bailey
  Vice President

Daniel P. Becker
  Vice President

John M. Holliday
  Vice President

Theodore W. Howard
  Vice President and Treasurer

Thomas A. Mengel
  Vice President

Cynthia P. Prince-Fox
  Vice President

Kristen A. Richards
  Vice President and Secretary

Louise D. Rieke
  Vice President

Grant P. Sarris
  Vice President

Daniel C. Schulte
  Vice President

Mark G. Seferovich
  Vice President

Zachary H. Shafran
  Vice President

W. Patrick Sterner
  Vice President

Mira Stevovich
  Vice President

Daniel J. Vrabac
  Vice President

James D. Wineland
  Vice President

W&R Funds, Inc.

Asset Strategy Fund
High Income Fund
International Growth Fund
Large Cap Growth Fund
Limited-Term Bond Fund
Mid Cap Growth Fund
Money Market Fund
Municipal Bond Fund
Science and Technology Fund
Small Cap Growth Fund
Tax-Managed Equity Fund
Total Return Fund

For More Information:

Contact your representative,
or your local office as listed on your

Account Statement, or contact:

  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS 66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com

For more complete information regarding any of the mutual funds in W&R
Funds, including charges and expenses, please obtain the Corporation's prospectus by calling or writing to the number or address listed above.
Please read the prospectus carefully before investing.

BULK RATE
U.S. POSTAGE PAID
WADDELL & REED

WRR3000SA (9-00)

W&R Funds, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

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